UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22519
First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Asia Pacific
ex-Japan AlphaDEX® Fund
FPA | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$14,098,428
Total number of portfolio holdings	102
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	2.7%
Alteogen, Inc.	2.1%
Yancoal Australia Ltd.	2.1%
Hyundai Motor Co.	2.0%
Hyundai Glovis Co., Ltd.	1.9%
Hanwha Aerospace Co., Ltd.	1.9%
Kia Corp.	1.8%
Jardine Cycle & Carriage Ltd.	1.8%
KB Financial Group, Inc.	1.8%
Swire Pacific Ltd., Class A	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Europe AlphaDEX® Fund
FEP | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$206,247,009
Total number of portfolio holdings	204
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
A.P. Moller - Maersk A/S, Class B	1.2%
Banco de Sabadell S.A.	1.0%
Kongsberg Gruppen ASA	1.0%
Schibsted ASA, Class A	1.0%
Cargotec Oyj, Class B	1.0%
3i Group PLC	0.9%
Equinor ASA	0.9%
Konecranes Oyj	0.9%
Investor AB, Class B	0.9%
Rolls-Royce Holdings PLC	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Latin America AlphaDEX® Fund
FLN | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$37	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$21,127,180
Total number of portfolio holdings	50
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NU Holdings Ltd., Class A	4.2%
BRF S.A.	3.8%
Embraer S.A.	3.7%
Petroleo Brasileiro S.A.	3.7%
Cia Energetica de Minas Gerais	3.5%
Gerdau S.A.	3.4%
Coca-Cola Femsa S.A.B. de C.V.	3.4%
Qualitas Controladora S.A.B. de C.V.	3.4%
El Puerto de Liverpool S.A.B. de C.V.	3.2%
Banco de Credito e Inversiones S.A.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Brazil AlphaDEX® Fund
FBZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$37	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,755,553
Total number of portfolio holdings	50
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	5.5%
BRF S.A.	4.5%
Inter & Co., Inc., Class A	4.3%
Cia Energetica de Minas Gerais	3.8%
Petroleo Brasileiro S.A.	3.6%
Metalurgica Gerdau S.A.	3.3%
Gerdau S.A.	3.2%
Pagseguro Digital Ltd., Class A	2.9%
Suzano S.A.	2.8%
Ultrapar Participacoes S.A.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust China AlphaDEX® Fund
FCA | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,063,039
Total number of portfolio holdings	51
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
COSCO SHIPPING Holdings Co., Ltd., Class H	5.1%
Mizuho Financial Group, Inc.	3.8%
PetroChina Co., Ltd., Class H	3.6%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.4%
Orient Overseas International Ltd.	3.4%
Kunlun Energy Co., Ltd.	3.4%
Weichai Power Co., Ltd., Class H	3.4%
New Oriental Education & Technology Group, Inc.	3.2%
BYD Electronic International Co., Ltd.	3.1%
Sinotruk Hong Kong Ltd.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Japan AlphaDEX® Fund
FJP | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$189,687,057
Total number of portfolio holdings	104
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Ebara Corp.	2.1%
Nomura Holdings, Inc.	2.0%
Lawson, Inc.	2.0%
Subaru Corp.	1.9%
Daiwa Securities Group, Inc.	1.8%
NEC Corp.	1.8%
Inpex Corp.	1.7%
Osaka Gas Co., Ltd.	1.7%
Tokyo Electric Power Company Holdings, Inc.	1.7%
Kawasaki Kisen Kaisha Ltd.	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Developed Markets
ex-US AlphaDEX® Fund
FDT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$409,288,893
Total number of portfolio holdings	303
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	0.9%
A.P. Moller - Maersk A/S, Class B	0.8%
Yancoal Australia Ltd.	0.7%
Celestica, Inc.	0.7%
MS&AD Insurance Group Holdings, Inc.	0.7%
Banco de Sabadell S.A.	0.7%
Mitsubishi Heavy Industries Ltd.	0.7%
Hyundai Glovis Co., Ltd.	0.7%
Kansai Electric Power (The) Co., Inc.	0.7%
Hanwha Aerospace Co., Ltd.	0.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Emerging Markets
AlphaDEX® Fund
FEM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$446,199,959
Total number of portfolio holdings	157
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BIM Birlesik Magazalar A/S	1.6%
Turkcell Iletisim Hizmetleri A/S	1.5%
Orient Overseas International Ltd.	1.4%
Akbank T.A.S.	1.4%
COSCO SHIPPING Holdings Co., Ltd., Class H	1.4%
YTL Corp. Bhd	1.4%
Samvardhana Motherson International Ltd.	1.4%
YTL Power International Bhd	1.3%
Yapi ve Kredi Bankasi A/S	1.3%
Coca-Cola Icecek A/S	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Germany AlphaDEX® Fund
FGM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$39	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$9,225,582
Total number of portfolio holdings	41
Portfolio turnover rate	54%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rheinmetall AG	7.1%
Deutsche Bank AG	5.2%
HOCHTIEF AG	4.5%
Mercedes-Benz Group AG	4.4%
Volkswagen AG	4.0%
Talanx AG	3.9%
Porsche Automobil Holding SE	3.9%
Bayerische Motoren Werke AG	3.8%
Deutsche Telekom AG	3.7%
Schaeffler AG	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust United Kingdom AlphaDEX® Fund
FKU | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$66,657,748
Total number of portfolio holdings	77
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	3.2%
3i Group PLC	2.7%
NatWest Group PLC	2.4%
BT Group PLC	2.4%
Shell PLC	2.3%
DS Smith PLC	2.3%
Barclays PLC	2.3%
British American Tobacco PLC	2.3%
Marks & Spencer Group PLC	2.2%
Associated British Foods PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FKU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust India NIFTY 50
Equal Weight ETF
NFTY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$243,074,644
Total number of portfolio holdings	50
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reliance Industries Ltd.	2.1%
UltraTech Cement Ltd.	2.1%
Grasim Industries Ltd.	2.1%
Dr. Reddy’s Laboratories Ltd.	2.1%
LTIMindtree Ltd.	2.1%
NTPC Ltd.	2.1%
Tata Motors Ltd.	2.0%
Wipro Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Bharat Petroleum Corp., Ltd.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NFTY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.

First Trust Switzerland AlphaDEX® Fund
FSZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$83,499,124
Total number of portfolio holdings	41
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ABB Ltd.	5.3%
EFG International AG	4.8%
Holcim AG	4.8%
Bucher Industries AG	4.0%
UBS Group AG	4.0%
BKW AG	3.8%
SFS Group AG	3.6%
Logitech International S.A.	3.4%
Siegfried Holding AG	3.4%
Julius Baer Group Ltd.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Developed Markets
ex-US Small Cap AlphaDEX® Fund
FDTS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$8,249,753
Total number of portfolio holdings	404
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Future PLC	0.7%
BW LPG Ltd.	0.7%
Bird Construction, Inc.	0.6%
Doosan Co., Ltd.	0.6%
Greencore Group PLC	0.6%
Hoegh Autoliners ASA	0.6%
SL Corp.	0.6%
Hokkaido Electric Power Co., Inc.	0.6%
LS Electric Co., Ltd.	0.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDTS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Emerging Markets
Small Cap AlphaDEX® Fund
FEMS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$328,840,151
Total number of portfolio holdings	212
Portfolio turnover rate	48%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	1.3%
Ulker Biskuvi Sanayi A/S	1.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1.2%
Anadolu Anonim Turk Sigorta Sirketi	1.2%
MLP Saglik Hizmetleri A/S	1.1%
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
TAV Havalimanlari Holding A/S	1.1%
Mah Sing Group Bhd	1.1%
NCC Ltd.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Eurozone AlphaDEX® ETF
FEUZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$53,793,903
Total number of portfolio holdings	152
Portfolio turnover rate	29%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Banco de Sabadell S.A.	1.4%
Cargotec Oyj, Class B	1.3%
Konecranes Oyj	1.2%
Teleperformance SE	1.2%
BPER Banca S.p.A.	1.2%
Saipem S.p.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.2%
Colruyt Group N.V.	1.2%
Buzzi S.p.A.	1.2%
Deutsche Bank AG	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEUZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded AlphaDEX® Fund II (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 29.2%
3,500	Ampol Ltd. (AUD)	$75,509
7,105	ANZ Group Holdings Ltd. (AUD)	133,850
8,279	APA Group (AUD)	44,128
17,406	Aurizon Holdings Ltd. (AUD)	42,382
11,677	BlueScope Steel Ltd. (AUD)	159,144
4,311	Brambles Ltd. (AUD)	41,786
5,789	CAR Group Ltd. (AUD)	136,130
413	Cochlear Ltd. (AUD)	91,511
1,157	Commonwealth Bank of Australia (AUD)	98,316
8,127	Fortescue Ltd. (AUD)	116,075
2,059	Goodman Group (AUD)	47,731
27,039	Harvey Norman Holdings Ltd. (AUD)	75,217
43,516	Insurance Australia Group Ltd. (AUD)	207,270
4,335	JB Hi-Fi Ltd. (AUD)	177,011
697	Macquarie Group Ltd. (AUD)	95,174
29,502	Mirvac Group (AUD)	36,803
6,030	National Australia Bank Ltd. (AUD)	145,739
11,741	NEXTDC Ltd. (AUD) (c)	138,085
4,812	Northern Star Resources Ltd. (AUD)	41,731
7,626	Orica Ltd. (AUD)	90,910
22,704	Origin Energy Ltd. (AUD)	164,483
36,358	Pilbara Minerals Ltd. (AUD)	74,461
1,342	Pro Medicus Ltd. (AUD)	128,253
15,361	QBE Insurance Group Ltd. (AUD)	178,200
9,911	Reece Ltd. (AUD)	166,414
1,715	Rio Tinto Ltd. (AUD)	136,145
35,936	Santos Ltd. (AUD)	183,632
6,831	Seven Group Holdings Ltd. (AUD)	171,706
12,752	Suncorp Group Ltd. (AUD)	148,104
3,054	Wesfarmers Ltd. (AUD)	132,792
8,065	Westpac Banking Corp. (AUD)	146,501
2,223	WiseTech Global Ltd. (AUD)	148,741
2,283	Woodside Energy Group Ltd. (AUD)	42,963
66,436	Yancoal Australia Ltd. (AUD) (d)	293,394
		4,110,291
	Cayman Islands — 6.7%
3,600	ASMPT Ltd. (HKD)	50,203
55,332	CK Asset Holdings Ltd. (HKD)	207,254
46,991	CK Hutchison Holdings Ltd. (HKD)	225,055
Shares	Description	Value

	Cayman Islands (Continued)
108,638	MGM China Holdings Ltd. (HKD)	$169,168
74,522	SITC International Holdings Co., Ltd. (HKD)	202,312
137,720	WH Group Ltd. (HKD) (e) (f)	90,649
		944,641
	Hong Kong — 5.4%
132,776	Hang Lung Properties Ltd. (HKD)	113,239
15,545	Henderson Land Development Co., Ltd. (HKD)	41,704
86,931	Sino Land Co., Ltd. (HKD)	89,613
18,925	Sun Hung Kai Properties Ltd. (HKD)	163,705
27,851	Swire Pacific Ltd., Class A (HKD)	246,089
6,500	Techtronic Industries Co., Ltd. (HKD)	74,247
14,000	Wharf Holdings (The) Ltd. (HKD)	39,352
		767,949
	Luxembourg — 0.5%
24,053	Samsonite International S.A. (HKD) (e) (f)	71,767
	New Zealand — 2.4%
34,867	Infratil Ltd. (NZD)	237,859
1,044	Xero Ltd. (AUD) (c)	94,996
		332,855
	Singapore — 9.6%
138,500	Genting Singapore Ltd. (SGD)	88,350
12,700	Jardine Cycle & Carriage Ltd. (SGD)	249,130
41,800	Keppel Ltd. (SGD)	199,444
47,900	Mapletree Pan Asia Commercial Trust (SGD)	43,096
22,700	Sembcorp Industries Ltd. (SGD)	80,522
38,300	Singapore Airlines Ltd. (SGD)	194,889
72,700	Singapore Telecommunications Ltd. (SGD)	147,437
53,600	Wilmar International Ltd. (SGD)	122,537
128,400	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	232,938
		1,358,343
	South Korea — 46.0%
1,474	Alteogen, Inc. (KRW) (c)	300,368
2,540	DB Insurance Co., Ltd. (KRW)	211,282
5,191	Hana Financial Group, Inc. (KRW)	228,909
5,652	Hankook Tire & Technology Co., Ltd. (KRW)	185,594
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,474	Hanwha Aerospace Co., Ltd. (KRW)	$267,172
1,711	HD Hyundai Electric Co., Ltd. (KRW)	385,332
1,526	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	176,047
15,531	HMM Co., Ltd. (KRW)	221,485
1,693	Hyundai Glovis Co., Ltd. (KRW)	269,355
1,169	Hyundai Mobis Co., Ltd. (KRW)	213,588
1,290	Hyundai Motor Co. (KRW)	276,462
21,918	Industrial Bank of Korea (KRW)	223,240
4,349	KB Financial Group, Inc. (KRW)	248,018
2,730	Kia Corp. (KRW)	256,439
13,835	Korea Electric Power Corp. (KRW) (c)	196,695
135	Korea Zinc Co., Ltd. (KRW)	50,509
11,272	Korean Air Lines Co., Ltd. (KRW)	190,391
489	Krafton, Inc. (KRW) (c)	100,003
6,446	KT Corp. (KRW)	175,140
1,305	KT&G Corp. (KRW)	83,619
139	LG Chem Ltd. (KRW)	34,889
2,094	LG Corp. (KRW)	122,613
1,263	LG Electronics, Inc. (KRW)	101,756
2,245	Meritz Financial Group, Inc. (KRW)	129,008
436	POSCO Holdings, Inc. (KRW)	114,979
1,149	Posco International Corp. (KRW)	54,591
1,528	Samsung C&T Corp. (KRW)	157,629
396	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	111,910
28,377	Samsung Heavy Industries Co., Ltd. (KRW) (c)	192,753
1,921	Samsung Life Insurance Co., Ltd. (KRW)	123,508
128	Samsung SDI Co., Ltd. (KRW)	32,918
374	Samsung SDS Co., Ltd. (KRW)	40,348
6,478	Shinhan Financial Group Co., Ltd. (KRW)	226,601
343	SK Hynix, Inc. (KRW)	58,932
516	SK Innovation Co., Ltd. (KRW) (c)	43,522
778	SK Square Co., Ltd. (KRW) (c)	56,520
4,589	SK Telecom Co., Ltd. (KRW)	171,692
670	SK, Inc. (KRW)	77,051
3,140	S-Oil Corp. (KRW)	151,696
Shares	Description	Value

	South Korea (Continued)
16,765	Woori Financial Group, Inc. (KRW)	$178,916
790	Yuhan Corp. (KRW)	46,430
		6,487,910
	Total Common Stocks	14,073,756
	(Cost $12,061,060)
MONEY MARKET FUNDS — 0.0%
4,696	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	4,696
	(Cost $4,696)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$21,150	Mizuho Financial Group, Inc., 5.32% (g), dated 06/28/24, due 07/01/24, with a maturity value of $21,159. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $21,573. (h)	21,150
	(Cost $21,150)

	Total Investments — 100.0%	14,099,602
	(Cost $12,086,906)
	Net Other Assets and Liabilities — (0.0)%	(1,174)
	Net Assets — 100.0%	$14,098,428

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $19,974 and the total value of the collateral held by the Fund is $21,150.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
KRW	46.0%
AUD	29.8
HKD	12.7
SGD	9.6
NZD	1.7
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,073,756	$ 14,073,756	$ —	$ —
Money Market Funds	4,696	4,696	—	—
Repurchase Agreements	21,150	—	21,150	—
Total Investments	$14,099,602	$14,078,452	$21,150	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$19,974
Non-cash Collateral(2)	(19,974)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$21,150
Non-cash Collateral(4)	(21,150)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Austria — 3.9%
27,203	BAWAG Group AG (EUR) (c) (d)	$1,721,764
30,931	Erste Group Bank AG (EUR)	1,465,475
30,547	OMV AG (EUR)	1,330,164
69,200	Raiffeisen Bank International AG (EUR)	1,202,061
9,523	Verbund AG (EUR)	751,131
61,415	voestalpine AG (EUR)	1,658,781
		8,129,376
	Belgium — 2.1%
37,291	Colruyt Group N.V. (EUR)	1,780,383
4,660	D’ieteren Group (EUR)	988,644
9,117	Groupe Bruxelles Lambert N.V. (EUR)	650,761
9,297	KBC Group N.V. (EUR)	656,142
15,972	Umicore S.A. (EUR)	239,986
		4,315,916
	Bermuda — 0.5%
66,056	Hiscox Ltd. (GBP)	960,262
	Denmark — 5.4%
1,387	A.P. Moller - Maersk A/S, Class B (DKK)	2,410,953
46,120	Danske Bank A/S (DKK)	1,374,216
143,414	H Lundbeck A/S (DKK)	800,280
8,177	Jyske Bank A/S (DKK)	650,506
16,717	NKT A/S (DKK) (e)	1,463,119
8,109	Novo Nordisk A/S, Class B (DKK)	1,170,954
6,412	Pandora A/S (DKK)	967,707
1,050	ROCKWOOL A/S, Class B (DKK)	426,097
13,982	Zealand Pharma A/S (DKK) (e)	1,791,946
		11,055,778
	Finland — 2.3%
24,737	Cargotec Oyj, Class B (EUR)	1,985,583
33,190	Konecranes Oyj (EUR)	1,882,100
25,447	Neste Oyj (EUR)	453,072
22,666	Wartsila Oyj Abp (EUR)	436,935
		4,757,690
	France — 10.7%
29,502	Accor S.A. (EUR)	1,210,095
3,274	Arkema S.A. (EUR)	284,536
4,849	BNP Paribas S.A. (EUR)	309,142
25,326	Bouygues S.A. (EUR)	812,873
80,468	Carrefour S.A. (EUR)	1,137,540
4,440	Cie de Saint-Gobain S.A. (EUR)	345,310
26,973	Cie Generale des Etablissements Michelin S.C.A. (EUR)	1,043,100
92,461	Credit Agricole S.A. (EUR)	1,261,530
Shares	Description	Value

	France (Continued)
3,037	Eiffage S.A. (EUR)	$278,932
30,329	Elis S.A. (EUR)	656,763
19,653	Eurazeo SE (EUR)	1,564,873
136	Hermes International S.C.A. (EUR)	311,689
2,895	Ipsen S.A. (EUR)	354,996
87,994	Orange S.A. (EUR)	881,495
6,321	Publicis Groupe S.A. (EUR)	672,751
27,299	Renault S.A. (EUR)	1,398,644
38,277	Rexel S.A. (EUR)	990,385
6,081	Safran S.A. (EUR)	1,285,558
29,875	SCOR SE (EUR)	756,993
38,617	Societe Generale S.A. (EUR)	906,543
1,423	Sopra Steria Group (EUR)	275,990
27,515	SPIE S.A. (EUR)	995,402
14,181	Teleperformance SE (EUR)	1,493,504
20,127	TotalEnergies SE (EUR)	1,343,524
74,270	Vallourec SACA (EUR) (e)	1,164,856
8,861	Verallia S.A. (EUR) (c) (d)	321,511
		22,058,535
	Germany — 12.6%
14,929	Bayerische Motoren Werke AG (EUR)	1,413,039
100,349	Commerzbank AG (EUR)	1,524,445
19,095	Continental AG (EUR)	1,081,794
15,494	CTS Eventim AG & Co. KGaA (EUR)	1,292,619
34,003	Daimler Truck Holding AG (EUR)	1,353,565
109,505	Deutsche Bank AG (EUR)	1,748,327
175,448	Deutsche Lufthansa AG (EUR)	1,072,887
8,001	Deutsche Post AG (EUR)	323,810
56,775	Deutsche Telekom AG (EUR)	1,427,659
13,073	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	674,826
17,916	Fresenius Medical Care AG (EUR)	686,132
12,530	Heidelberg Materials AG (EUR)	1,299,229
7,352	Hensoldt AG (EUR)	270,380
2,965	HOCHTIEF AG (EUR)	337,224
10,133	Infineon Technologies AG (EUR)	372,276
26,188	KION Group AG (EUR)	1,096,320
2,603	Krones AG (EUR)	326,717
21,634	Mercedes-Benz Group AG (EUR)	1,496,019
32,508	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,469,518
2,452	Rheinmetall AG (EUR)	1,249,174
30,454	RWE AG (EUR)	1,042,040
1,770	SAP SE (EUR)	359,251
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
153,293	Schaeffler AG (Preference Shares) (EUR)	$882,410
8,702	Talanx AG (EUR)	694,762
45,929	United Internet AG (EUR)	989,656
10,399	Volkswagen AG (Preference Shares) (EUR)	1,173,820
3,055	Wacker Chemie AG (EUR)	333,065
		25,990,964
	Greece — 3.7%
587,778	Alpha Services and Holdings S.A. (EUR) (e)	959,014
358,428	Eurobank Ergasias Services and Holdings S.A. (EUR) (e)	775,778
70,086	Hellenic Telecommunications Organization S.A. (EUR)	1,008,788
26,792	Metlen Energy & Metals S.A. (EUR)	1,000,235
176,053	National Bank of Greece S.A. (EUR) (e)	1,467,627
411,971	Piraeus Financial Holdings S.A. (EUR) (e)	1,502,729
82,380	Public Power Corp. S.A. (EUR) (e)	991,648
		7,705,819
	Ireland — 1.6%
135,782	AIB Group PLC (EUR)	717,772
33,795	Bank of Ireland Group PLC (EUR)	353,531
19,994	CRH PLC (GBP)	1,490,173
6,074	Ryanair Holdings PLC, ADR	707,257
		3,268,733
	Italy — 10.0%
190,833	A2A S.p.A. (EUR)	380,031
13,613	Assicurazioni Generali S.p.A. (EUR)	339,541
304,152	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,428,334
258,884	Banco BPM S.p.A. (EUR)	1,667,393
364,566	BPER Banca S.p.A. (EUR)	1,843,230
6,026	Brunello Cucinelli S.p.A. (EUR)	603,407
43,868	Buzzi S.p.A. (EUR)	1,765,526
87,209	Eni S.p.A. (EUR)	1,340,614
379,851	Intesa Sanpaolo S.p.A. (EUR)	1,412,008
59,141	Italgas S.p.A. (EUR)	291,477
68,591	Leonardo S.p.A. (EUR)	1,592,560
46,251	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	678,100
168,795	Pirelli & C S.p.A. (EUR) (c) (d)	1,005,087
2,434	Reply S.p.A. (EUR)	359,202
705,923	Saipem S.p.A. (EUR) (e)	1,808,373
Shares	Description	Value

	Italy (Continued)
2,837,490	Telecom Italia S.p.A. (EUR) (e) (f)	$679,174
45,396	UniCredit S.p.A. (EUR)	1,682,387
164,491	Unipol Gruppo S.p.A. (EUR)	1,634,781
		20,511,225
	Jersey — 0.2%
62,723	Glencore PLC (GBP)	357,667
	Luxembourg — 1.3%
25,092	ArcelorMittal S.A. (EUR)	574,261
43,370	Subsea 7 S.A. (NOK)	815,650
87,185	Tenaris S.A. (EUR)	1,339,871
		2,729,782
	Netherlands — 6.8%
40,298	ABN AMRO Bank N.V. (EUR) (c) (d)	662,462
3,764	Airbus SE (EUR)	517,023
22,510	Arcadis N.V. (EUR)	1,425,935
564	ASM International N.V. (EUR)	429,939
1,074	ASML Holding N.V. (EUR)	1,109,024
21,108	ASR Nederland N.V. (EUR)	1,006,176
53,810	Brembo N.V. (EUR)	590,916
41,894	ING Groep N.V. (EUR)	716,157
115,710	Iveco Group N.V. (EUR)	1,297,439
23,042	Koninklijke Ahold Delhaize N.V. (EUR)	680,834
35,752	Koninklijke Vopak N.V. (EUR)	1,484,067
37,291	NN Group N.V. (EUR)	1,735,255
32,952	Prosus N.V. (EUR)	1,173,744
32,000	STMicroelectronics N.V. (EUR)	1,263,379
		14,092,350
	Norway — 4.5%
41,606	Aker BP ASA (NOK)	1,060,706
66,134	Equinor ASA (NOK)	1,882,685
24,962	Kongsberg Gruppen ASA (NOK)	2,033,993
20,921	Salmar ASA (NOK)	1,101,208
68,235	Schibsted ASA, Class A (NOK)	2,014,393
112,253	Storebrand ASA (NOK)	1,145,975
		9,238,960
	Portugal — 1.3%
4,086,494	Banco Comercial Portugues S.A., Class R (EUR)	1,473,107
88,465	EDP - Energias de Portugal S.A. (EUR)	331,501
41,705	Galp Energia SGPS S.A. (EUR)	880,774
		2,685,382
	Spain — 6.6%
5,660	Acciona S.A. (EUR) (f)	668,592
144,638	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,448,626
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
1,097,455	Banco de Sabadell S.A. (EUR)	$2,116,163
353,157	Banco Santander S.A. (EUR)	1,637,854
94,179	Bankinter S.A. (EUR)	769,166
213,238	CaixaBank S.A. (EUR)	1,128,820
13,686	Industria de Diseno Textil S.A. (EUR)	679,500
463,421	International Consolidated Airlines Group S.A. (GBP) (e)	950,473
7,895	Laboratorios Farmaceuticos Rovi S.A. (EUR)	740,249
681,809	Mapfre S.A. (EUR)	1,572,816
20,206	Redeia Corp. S.A. (EUR) (f)	353,159
103,420	Repsol S.A. (EUR) (f)	1,632,015
		13,697,433
	Sweden — 6.7%
15,127	AddTech AB, Class B (SEK)	375,927
23,702	Axfood AB (SEK)	622,572
37,221	Boliden AB (SEK)	1,190,833
32,675	EQT AB (SEK)	965,545
46,873	Fastighets AB Balder, Class B (SEK) (e)	321,154
50,095	Industrivarden AB, Class C (SEK)	1,690,157
25,269	Indutrade AB (SEK)	647,520
68,639	Investor AB, Class B (SEK)	1,879,332
61,983	Saab AB, Class B (SEK)	1,491,241
100,262	Securitas AB, Class B (SEK)	995,147
233,711	SSAB AB, Class B (SEK)	1,269,214
34,069	Svenska Handelsbanken AB, Class A (SEK)	324,490
28,895	Trelleborg AB, Class B (SEK)	1,124,285
38,138	Volvo AB, Class B (SEK)	975,489
		13,872,906
	Switzerland — 2.8%
1,566	Bucher Industries AG (CHF)	630,967
3,804	Holcim AG (CHF)	337,108
5,664	Sulzer AG (CHF)	782,980
5,934	Swatch Group (The) AG (CHF)	1,215,596
5,358	Swiss Re AG (CHF)	664,942
3,681	Swissquote Group Holding, S.A. (CHF)	1,161,925
22,398	UBS Group AG (CHF)	659,388
639	Zurich Insurance Group AG (CHF)	340,748
		5,793,654
	United Kingdom — 15.4%
48,600	3i Group PLC (GBP)	1,883,597
9,682	Admiral Group PLC (GBP)	320,049
13,391	Antofagasta PLC (GBP)	357,170
Shares	Description	Value

	United Kingdom (Continued)
10,930	Associated British Foods PLC (GBP)	$341,822
60,696	BAE Systems PLC (GBP)	1,012,776
149,035	Barclays PLC (GBP)	393,556
205,133	Beazley PLC (GBP)	1,835,897
5,738	Berkeley Group Holdings PLC (GBP)	332,785
220,321	BP PLC (GBP)	1,323,463
996,015	BT Group PLC (GBP)	1,767,087
45,018	Burberry Group PLC (GBP)	499,530
1,069,457	Centrica PLC (GBP)	1,823,706
206,478	DS Smith PLC (GBP)	1,098,843
143,500	easyJet PLC (GBP)	830,257
114,619	Evraz PLC (GBP) (e) (g) (h) (i)	0
134,665	Frasers Group PLC (GBP) (e)	1,502,274
174,313	Fresnillo PLC (GBP)	1,238,357
30,851	Imperial Brands PLC (GBP)	789,331
9,938	InterContinental Hotels Group PLC (GBP)	1,045,960
26,585	Intermediate Capital Group PLC (GBP)	733,282
437,903	Kingfisher PLC (GBP)	1,377,234
102,992	Marks & Spencer Group PLC (GBP)	372,999
58,696	Mondi PLC (GBP)	1,126,686
128,064	National Grid PLC (GBP)	1,428,797
205,674	NatWest Group PLC (GBP)	810,653
16,327	Rio Tinto PLC (GBP)	1,073,428
319,935	Rolls-Royce Holdings PLC (GBP) (e)	1,847,428
41,605	Shell PLC (GBP)	1,490,476
40,666	Standard Chartered PLC (GBP)	368,065
44,395	Vistry Group PLC (GBP) (e)	663,893
1,937,500	Vodafone Group PLC (GBP)	1,708,550
29,403	Wise PLC, Class A (GBP) (e)	253,301
		31,651,252
	United States — 0.4%
8,580	Autoliv, Inc., SDR (SEK)	914,747
	Total Common Stocks	203,788,431
	(Cost $187,522,037)
MONEY MARKET FUNDS — 0.0%
127,300	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (j)	127,300
	(Cost $127,300)

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$583,593	Bank of America Corp., 5.31% (j), dated 06/28/24, due 07/01/24, with a maturity value of $583,851. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $595,265. (k)	$583,593
1,000,000	Mizuho Financial Group, Inc., 5.32% (j), dated 06/28/24, due 07/01/24, with a maturity value of $1,000,443. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,020,000. (k)	1,000,000
	Total Repurchase Agreements	1,583,593
	(Cost $1,583,593)

	Total Investments — 99.6%	205,499,324
	(Cost $189,232,930)
	Net Other Assets and Liabilities — 0.4%	747,685
	Net Assets — 100.0%	$206,247,009

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,460,340 and the total value of the collateral held by the Fund is $1,583,593.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	61.3%
GBP	17.2
SEK	7.2
DKK	5.4
NOK	4.9
CHF	2.8
USD	1.2
Total	100.0%
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 31,651,252	$ 31,651,252	$ —	$ —**
Other Country Categories*	172,137,179	172,137,179	—	—
Money Market Funds	127,300	127,300	—	—
Repurchase Agreements	1,583,593	—	1,583,593	—
Total Investments	$205,499,324	$203,915,731	$1,583,593	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,460,340
Non-cash Collateral(2)	(1,460,340)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,583,593
Non-cash Collateral(4)	(1,583,593)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Bermuda — 1.5%
1,916	Credicorp Ltd.	$309,108
	Brazil — 46.4%
119,412	Atacadao S.A. (BRL) (c)	192,679
57,061	Banco Bradesco S.A. (Preference Shares) (BRL)	126,369
86,255	Banco do Brasil S.A. (BRL)	412,134
61,651	Braskem S.A., Class A (Preference Shares) (BRL) (c)	196,971
199,477	BRF S.A. (BRL) (c)	808,956
28,828	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	386,618
421,160	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	745,116
169,201	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	281,492
122,140	Embraer S.A. (BRL) (c)	789,854
219,947	Gerdau S.A. (Preference Shares) (BRL)	723,176
70,483	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	408,643
310,024	Itausa S.A. (Preference Shares) (BRL)	544,612
37,838	JBS S.A. (BRL)	218,427
113,645	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	773,545
33,384	PRIO S.A. (BRL)	261,334
459,781	Raizen S.A. (Preference Shares) (BRL)	242,635
38,145	Suzano S.A. (BRL)	389,017
48,248	Telefonica Brasil S.A. (BRL)	391,328
137,157	TIM S.A. (BRL)	389,627
114,339	Ultrapar Participacoes S.A. (BRL)	441,803
53,509	Vale S.A. (BRL)	595,576
130,150	Vibra Energia S.A. (BRL)	486,599
		9,806,511
	Cayman Islands — 7.2%
68,156	NU Holdings Ltd., Class A (c)	878,531
45,533	Pagseguro Digital Ltd., Class A (c)	532,281
9,774	StoneCo Ltd., Class A (c)	117,190
		1,528,002
	Chile — 14.2%
22,773	Banco de Credito e Inversiones S.A. (CLP)	640,804
93,830	Cencosud S.A. (CLP)	176,981
320,364	Empresas CMPC S.A. (CLP)	602,566
22,656	Empresas Copec S.A. (CLP)	174,545
10,829,624	Enel Chile S.A. (CLP)	611,076
Shares	Description	Value

	Chile (Continued)
123,968	Falabella S.A. (CLP) (c)	$382,160
10,023	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	405,021
		2,993,153
	Colombia — 3.5%
57,337	Bancolombia S.A. (Preference Shares) (COP)	470,766
63,522	Interconexion Electrica S.A. ESP (COP)	278,527
		749,293
	Mexico — 27.3%
173,449	America Movil S.A.B. de C.V., Series B (MXN)	147,614
41,704	Banco del Bajio S.A. (MXN) (d) (e)	126,537
921,035	Cemex S.A.B. de C.V., Series CPO (MXN)	589,523
84,233	Coca-Cola Femsa S.A.B. de C.V. (MXN)	722,253
93,688	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	671,563
391,511	Fibra Uno Administracion S.A. de C.V. (MXN)	481,069
37,730	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	405,925
60,641	Grupo Comercial Chedraui S.A. de C.V. (MXN)	421,189
30,638	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	238,740
105,709	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	251,171
11,495	Industrias Penoles S.A.B. de C.V. (MXN) (c)	149,381
77,817	Orbia Advance Corp. S.A.B. de C.V. (MXN)	108,591
185,722	Prologis Property Mexico S.A. de C.V. (MXN)	606,858
15,362	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	142,125
69,862	Qualitas Controladora S.A.B. de C.V. (MXN)	710,038
		5,772,577

	Total Investments — 100.1%	21,158,644
	(Cost $20,597,571)
	Net Other Assets and Liabilities — (0.1)%	(31,464)
	Net Assets — 100.0%	$21,127,180

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	46.4%
MXN	27.3
CLP	14.1
USD	8.7
COP	3.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,158,644	$ 21,158,644	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 5.5%
48,568	Embraer S.A. (BRL) (b)	$314,079
	Banks — 14.8%
25,452	Banco Bradesco S.A. (Preference Shares) (BRL)	56,367
31,412	Banco do Brasil S.A. (BRL)	150,089
6,733	Banco Santander Brasil S.A. (BRL)	33,074
40,263	Inter & Co., Inc., Class A	247,618
25,609	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	148,475
83,891	Itausa S.A. (Preference Shares) (BRL)	147,369
5,375	NU Holdings Ltd., Class A (b)	69,284
		852,276
	Beverages — 0.6%
15,840	Ambev S.A. (BRL)	32,331
	Capital Markets — 2.2%
17,348	Banco BTG Pactual S.A. (BRL)	95,924
1,717	XP, Inc., Class A	30,202
		126,126
	Commercial Services & Supplies — 1.2%
23,076	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	71,167
	Consumer Staples Distribution & Retail — 1.0%
34,938	Atacadao S.A. (BRL) (b)	56,375
	Containers & Packaging — 1.4%
21,533	Klabin S.A. (BRL)	82,587
	Diversified Telecommunication Services — 1.7%
12,209	Telefonica Brasil S.A. (BRL)	99,024
	Electric Utilities — 11.7%
32,828	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	154,212
123,143	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	217,864
62,979	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	104,775
16,161	Energisa S.A. (BRL)	131,888
12,184	Equatorial Energia S.A. (BRL)	66,891
		675,630
	Financial Services — 7.9%
139,118	Cielo S.A. (BRL)	140,111
Shares	Description	Value

	Financial Services (Continued)
14,362	Pagseguro Digital Ltd., Class A (b)	$167,892
12,416	StoneCo Ltd., Class A (b)	148,868
		456,871
	Food Products — 7.1%
62,994	BRF S.A. (BRL) (b)	255,465
26,193	JBS S.A. (BRL)	151,204
		406,669
	Hotels, Restaurants & Leisure — 2.3%
33,421	Smartfit Escola de Ginastica e Danca S.A. (BRL)	129,138
	Independent Power and Renewable Electricity Producers — 3.8%
65,361	Auren Energia S.A. (BRL)	144,283
15,980	Eneva S.A. (BRL) (b)	36,304
4,798	Engie Brasil Energia S.A. (BRL)	38,014
		218,601
	Insurance — 3.6%
6,463	BB Seguridade Participacoes S.A. (BRL)	38,072
33,719	Caixa Seguridade Participacoes S.A. (BRL)	86,317
15,135	Porto Seguro S.A. (BRL)	83,796
		208,185
	Metals & Mining — 12.0%
55,312	Cia Siderurgica Nacional S.A. (BRL)	127,739
54,922	Gerdau S.A. (Preference Shares) (BRL)	180,580
100,133	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	190,769
70,233	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	99,380
8,452	Vale S.A. (BRL)	94,074
		692,542
	Oil, Gas & Consumable Fuels — 8.1%
11,234	Cosan S.A. (BRL)	27,210
30,470	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	207,399
9,446	PRIO S.A. (BRL)	73,945
41,020	Ultrapar Participacoes S.A. (BRL)	158,500
		467,054
	Paper & Forest Products — 2.8%
15,638	Suzano S.A. (BRL)	159,482
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals — 0.6%
6,084	Hypera S.A. (BRL)	$31,236
	Real Estate Management & Development — 2.7%
40,958	Allos S.A. (BRL)	154,744
	Software — 0.6%
6,456	TOTVS S.A. (BRL)	35,144
	Specialty Retail — 3.8%
24,970	Lojas Renner S.A. (BRL)	55,746
107,935	Raizen S.A. (Preference Shares) (BRL)	56,959
28,667	Vibra Energia S.A. (BRL)	107,179
		219,884
	Water Utilities — 2.0%
8,657	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	116,101
	Wireless Telecommunication Services — 1.8%
36,390	TIM S.A. (BRL)	103,374

	Total Investments — 99.2%	5,708,620
	(Cost $5,192,853)
	Net Other Assets and Liabilities — 0.8%	46,933
	Net Assets — 100.0%	$5,755,553

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	88.4%
USD	11.6
Total	100.0%

Country Allocation†	% of Net Assets
Brazil	87.7%
Cayman Islands	11.5
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,708,620	$ 5,708,620	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.6%
	Air Freight & Logistics — 2.8%
292,430	Sinotrans Ltd., Class H (HKD)	$142,301
	Automobiles — 7.2%
272,921	Chongqing Changan Automobile Co., Ltd., Class B (HKD)	128,264
245,598	Dongfeng Motor Group Co., Ltd., Class H (HKD) (b)	70,135
70,786	Great Wall Motor Co., Ltd., Class H (HKD)	109,138
6,502	Li Auto, Inc., Class A (HKD) (b)	58,533
		366,070
	Banks — 8.9%
79,238	Agricultural Bank of China Ltd., Class H (HKD)	33,891
160,540	Bank of China Ltd., Class H (HKD)	79,149
48,604	Bank of Communications Co., Ltd., Class H (HKD)	38,154
129,668	China CITIC Bank Corp., Ltd., Class H (HKD)	83,190
102,366	China Construction Bank Corp., Class H (HKD)	75,637
206,414	China Everbright Bank Co., Ltd., Class H (HKD)	64,231
78,842	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	38,669
62,572	Industrial & Commercial Bank of China Ltd., Class H (HKD)	37,179
		450,100
	Biotechnology — 2.0%
15,714	Akeso, Inc. (HKD) (b) (c) (d)	75,964
5,714	Innovent Biologics, Inc. (HKD) (b) (c) (d)	26,927
		102,891
	Capital Markets — 1.1%
48,542	Huatai Securities Co., Ltd., Class H (HKD) (c) (d)	53,645
	Chemicals — 2.2%
32,458	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (c) (d)	63,262
16,610	Tianqi Lithium Corp., Class H (HKD) (e)	47,645
		110,907
	Communications Equipment — 3.2%
32,714	BYD Electronic International Co., Ltd. (HKD)	163,380
Shares	Description	Value

	Diversified Consumer Services — 3.3%
21,628	New Oriental Education & Technology Group, Inc. (HKD) (b)	$165,346
	Diversified Telecommunication Services — 2.2%
875,289	China Tower Corp., Ltd., Class H (HKD) (c) (d)	113,207
	Financial Services — 1.8%
117,842	Shandong Hi-Speed Holdings Group Ltd. (HKD) (b) (e)	92,203
	Food Products — 0.5%
55,826	China Feihe Ltd. (HKD) (c) (d)	25,808
	Gas Utilities — 6.4%
44,024	Beijing Enterprises Holdings Ltd. (HKD)	147,704
169,984	Kunlun Energy Co., Ltd. (HKD)	176,317
		324,021
	Independent Power and Renewable Electricity Producers — 7.7%
250,174	China Power International Development Ltd. (HKD)	129,748
29,588	China Resources Power Holdings Co., Ltd. (HKD)	90,745
138,158	Huadian Power International Corp., Ltd., Class H (HKD) (e)	83,683
115,144	Huaneng Power International, Inc., Class H (HKD) (b)	85,373
		389,549
	Insurance — 1.9%
78,144	PICC Property & Casualty Co., Ltd., Class H (HKD)	97,066
	Machinery — 6.7%
62,214	Sinotruk Hong Kong Ltd. (HKD)	161,728
91,858	Weichai Power Co., Ltd., Class H (HKD)	175,740
		337,468
	Marine Transportation — 8.8%
152,198	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	266,233
10,992	Orient Overseas International Ltd. (HKD)	178,342
		444,575
	Metals & Mining — 4.9%
62,142	Aluminum Corp. of China Ltd., Class H (HKD)	42,414
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining (Continued)
21,904	Jiangxi Copper Co., Ltd., Class H (HKD)	$43,701
75,714	Zijin Mining Group Co., Ltd., Class H (HKD)	159,785
		245,900
	Oil, Gas & Consumable Fuels — 13.0%
100,582	China Coal Energy Co., Ltd., Class H (HKD)	117,467
117,048	China Petroleum & Chemical Corp., Class H (HKD)	75,843
8,928	China Shenhua Energy Co., Ltd., Class H (HKD)	41,101
99,343	Inner Mongolia Yitai Coal Co., Ltd., Class B	178,420
185,936	PetroChina Co., Ltd., Class H (HKD)	188,102
41,331	Yankuang Energy Group Co., Ltd., Class H (HKD)	59,067
		660,000
	Personal Care Products — 0.8%
6,858	Giant Biogene Holding Co., Ltd (HKD) (c) (d)	40,266
	Real Estate Management & Development — 2.1%
76,420	Longfor Group Holdings Ltd. (HKD) (c) (d)	104,907
	Semiconductors & Semiconductor Equipment — 5.7%
964,274	GCL Technology Holdings Ltd. (HKD) (b)	143,239
51,112	Hua Hong Semiconductor Ltd. (HKD) (c) (d)	144,322
		287,561
	Specialty Retail — 1.1%
38,428	Zhongsheng Group Holdings Ltd. (HKD)	56,197
	Technology Hardware, Storage & Peripherals — 4.3%
87,366	Lenovo Group Ltd. (HKD)	123,289
45,972	Xiaomi Corp., Class B (HKD) (b) (c) (d)	97,018
		220,307
	Total Common Stocks	4,993,675
	(Cost $4,909,048)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.9%
$194,832	Mizuho Financial Group, Inc., 5.32% (f), dated 06/28/24, due 07/01/24, with a maturity value of $194,918. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $198,729. (g)	$194,832
	(Cost $194,832)

	Total Investments — 102.5%	5,188,507
	(Cost $5,103,880)
	Net Other Assets and Liabilities — (2.5)%	(125,468)
	Net Assets — 100.0%	$5,063,039

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $180,039 and the total value of the collateral held by the Fund is $194,832.

(f)	Rate shown reflects yield as of June 30, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
HKD	92.8%
USD	7.2
Total	100.0%

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
China	55.1%
Hong Kong	19.0
Cayman Islands	15.7
Bermuda	8.8
United States	3.9
Total Investments	102.5
Net Other Assets and Liabilities	(2.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,993,675	$ 4,993,675	$ —	$ —
Repurchase Agreements	194,832	—	194,832	—
Total Investments	$5,188,507	$4,993,675	$194,832	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$180,039
Non-cash Collateral(2)	(180,039)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$194,832
Non-cash Collateral(4)	(194,832)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Automobile Components — 5.8%
35,400	Aisin Corp. (JPY)	$1,153,597
44,900	Bridgestone Corp. (JPY)	1,764,297
79,600	Koito Manufacturing Co., Ltd. (JPY)	1,097,846
104,500	Niterra Co., Ltd. (JPY)	3,033,222
97,500	Sumitomo Electric Industries Ltd. (JPY)	1,516,525
108,000	Yokohama Rubber (The) Co., Ltd. (JPY)	2,387,693
		10,953,180
	Automobiles — 11.7%
238,700	Honda Motor Co., Ltd. (JPY)	2,551,830
144,500	Isuzu Motors Ltd. (JPY)	1,913,913
287,100	Mazda Motor Corp. (JPY)	2,776,603
974,100	Mitsubishi Motors Corp. (JPY)	2,683,331
631,400	Nissan Motor Co., Ltd. (JPY)	2,142,341
169,100	Subaru Corp. (JPY)	3,584,008
232,100	Suzuki Motor Corp. (JPY)	2,670,254
67,600	Toyota Motor Corp. (JPY)	1,382,336
277,600	Yamaha Motor Co., Ltd. (JPY) (b)	2,569,124
		22,273,740
	Banks — 0.8%
72,200	Mitsubishi UFJ Financial Group, Inc. (JPY)	775,895
36,300	Mizuho Financial Group, Inc. (JPY)	757,632
		1,533,527
	Broadline Retail — 1.9%
26,000	Pan Pacific International Holdings Corp. (JPY)	608,267
185,400	Ryohin Keikaku Co., Ltd. (JPY)	3,081,357
		3,689,624
	Capital Markets — 4.7%
460,900	Daiwa Securities Group, Inc. (JPY)	3,514,975
684,900	Nomura Holdings, Inc. (JPY)	3,924,904
55,200	SBI Holdings, Inc. (JPY)	1,395,353
		8,835,232
	Chemicals — 4.2%
145,200	Kansai Paint Co., Ltd. (JPY)	2,337,423
202,500	Mitsubishi Chemical Group Corp. (JPY)	1,124,077
20,900	Mitsui Chemicals, Inc. (JPY)	576,767
92,600	Nippon Sanso Holdings Corp. (JPY)	2,739,036
Shares	Description	Value

	Chemicals (Continued)
14,800	Shin-Etsu Chemical Co., Ltd. (JPY)	$573,823
48,500	Tosoh Corp. (JPY)	632,438
		7,983,564
	Commercial Services & Supplies — 2.5%
83,900	Dai Nippon Printing Co., Ltd. (JPY)	2,822,219
66,700	TOPPAN Holdings, Inc. (JPY)	1,837,784
		4,660,003
	Construction & Engineering — 1.0%
111,400	Kajima Corp. (JPY)	1,925,907
	Consumer Staples Distribution & Retail — 2.6%
60,000	Lawson, Inc. (JPY)	3,852,321
20,200	Tsuruha Holdings, Inc. (JPY)	1,150,053
		5,002,374
	Electric Utilities — 4.8%
240,200	Chubu Electric Power Co., Inc. (JPY)	2,838,089
187,000	Kansai Electric Power (The) Co., Inc. (JPY)	3,140,494
591,500	Tokyo Electric Power Company Holdings, Inc. (JPY) (c)	3,184,519
		9,163,102
	Electrical Equipment — 0.4%
43,800	Mitsubishi Electric Corp. (JPY)	698,965
	Electronic Equipment, Instruments & Components — 1.4%
40,700	Canon Marketing Japan, Inc. (JPY)	1,131,778
12,900	TDK Corp. (JPY)	790,966
32,600	Yokogawa Electric Corp. (JPY)	788,203
		2,710,947
	Entertainment — 0.8%
92,300	Toei Animation Co., Ltd. (JPY) (b)	1,429,620
	Financial Services — 0.9%
92,400	Mitsubishi HC Capital, Inc. (JPY)	609,912
114,600	Tokyo Century Corp. (JPY)	1,074,843
		1,684,755
	Food Products — 3.6%
46,100	Nisshin Seifun Group, Inc. (JPY)	529,940
53,400	Nissin Foods Holdings Co., Ltd. (JPY)	1,354,831
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products (Continued)
36,000	Toyo Suisan Kaisha Ltd. (JPY)	$2,133,507
136,000	Yamazaki Baking Co., Ltd. (JPY)	2,791,174
		6,809,452
	Gas Utilities — 3.3%
148,500	Osaka Gas Co., Ltd. (JPY)	3,270,156
135,100	Tokyo Gas Co., Ltd. (JPY)	2,901,178
		6,171,334
	Ground Transportation — 2.1%
24,400	Central Japan Railway Co. (JPY)	526,703
52,500	Keisei Electric Railway Co., Ltd. (JPY)	1,688,980
134,100	Seibu Holdings, Inc. (JPY)	1,847,844
		4,063,527
	Health Care Equipment & Supplies — 0.4%
42,900	Olympus Corp. (JPY)	691,536
	Hotels, Restaurants & Leisure — 1.2%
59,200	Zensho Holdings Co., Ltd. (JPY)	2,262,913
	Household Durables — 3.7%
47,800	Haseko Corp. (JPY)	528,239
250,600	Panasonic Holdings Corp. (JPY)	2,051,341
86,000	Sekisui Chemical Co., Ltd. (JPY)	1,189,856
6,500	Sony Group Corp. (JPY)	551,060
83,300	Sumitomo Forestry Co., Ltd. (JPY)	2,649,301
		6,969,797
	Industrial Conglomerates — 0.5%
43,000	Hitachi Ltd. (JPY)	962,415
	Insurance — 2.4%
138,900	Japan Post Holdings Co., Ltd. (JPY)	1,377,000
141,800	MS&AD Insurance Group Holdings, Inc. (JPY)	3,150,817
		4,527,817
	Interactive Media & Services — 0.7%
525,200	LY Corp. (JPY)	1,269,503
	IT Services — 2.7%
41,800	NEC Corp. (JPY)	3,441,115
31,300	SCSK Corp. (JPY)	625,066
12,100	SHIFT, Inc. (JPY) (c)	1,096,513
		5,162,694
	Machinery — 7.4%
262,000	Ebara Corp. (JPY)	4,141,942
Shares	Description	Value

	Machinery (Continued)
70,400	Hitachi Construction Machinery Co., Ltd. (JPY)	$1,885,034
71,100	Komatsu Ltd. (JPY)	2,064,194
120,800	MINEBEA MITSUMI, Inc. (JPY)	2,473,964
212,100	Mitsubishi Heavy Industries Ltd. (JPY)	2,271,417
15,200	Toyota Industries Corp. (JPY)	1,281,546
		14,118,097
	Marine Transportation — 4.7%
217,000	Kawasaki Kisen Kaisha Ltd. (JPY)	3,156,069
96,800	Mitsui OSK Lines Ltd. (JPY)	2,898,766
100,000	Nippon Yusen KK (JPY)	2,910,063
		8,964,898
	Metals & Mining — 3.7%
120,000	JFE Holdings, Inc. (JPY)	1,727,019
191,800	Kobe Steel Ltd. (JPY)	2,380,065
135,400	Nippon Steel Corp. (JPY)	2,862,175
		6,969,259
	Oil, Gas & Consumable Fuels — 4.2%
312,200	ENEOS Holdings, Inc. (JPY)	1,603,981
455,200	Idemitsu Kosan Co., Ltd. (JPY)	2,946,677
229,400	Inpex Corp. (JPY)	3,374,913
		7,925,571
	Paper & Forest Products — 1.0%
483,300	Oji Holdings Corp. (JPY)	1,906,886
	Passenger Airlines — 0.3%
28,600	ANA Holdings, Inc. (JPY)	527,862
	Pharmaceuticals — 2.3%
65,500	Chugai Pharmaceutical Co., Ltd. (JPY)	2,327,044
69,600	Ono Pharmaceutical Co., Ltd. (JPY)	950,192
25,800	Shionogi & Co., Ltd. (JPY)	1,006,567
		4,283,803
	Professional Services — 0.8%
29,300	Recruit Holdings Co., Ltd. (JPY)	1,567,438
	Real Estate Management & Development — 1.5%
61,500	Daiwa House Industry Co., Ltd. (JPY)	1,558,428
151,800	Mitsui Fudosan Co., Ltd. (JPY)	1,385,533
		2,943,961
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 2.3%
22,000	SCREEN Holdings Co., Ltd. (JPY)	$1,982,721
165,500	SUMCO Corp. (JPY)	2,381,846
		4,364,567
	Technology Hardware, Storage & Peripherals — 2.1%
77,700	Brother Industries Ltd. (JPY)	1,367,199
242,300	Ricoh Co., Ltd. (JPY)	2,071,500
41,400	Seiko Epson Corp. (JPY)	643,040
		4,081,739
	Trading Companies & Distributors — 5.2%
117,800	Marubeni Corp. (JPY)	2,178,594
38,800	Mitsubishi Corp. (JPY)	759,167
98,800	Mitsui & Co., Ltd. (JPY)	2,242,021
55,000	Sojitz Corp. (JPY)	1,336,286
85,100	Sumitomo Corp. (JPY)	2,124,723
63,000	Toyota Tsusho Corp. (JPY)	1,226,403
		9,867,194
	Total Common Stocks	188,956,803
	(Cost $173,999,129)
MONEY MARKET FUNDS — 0.2%
322,223	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	322,223
	(Cost $322,223)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$1,076,987	Bank of America Corp., 5.31% (d), dated 06/28/24, due 07/01/24, with a maturity value of $1,077,464. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $1,098,527. (e)	1,076,987
Principal Value	Description	Value

$1,256,484	Daiwa Capital Markets America, Inc., 5.34% (d), dated 06/28/24, due 07/01/24, with a maturity value of $1,257,043. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 10/17/24 to 08/15/53. The value of the collateral including accrued interest is $1,281,614. (e)	$1,256,484
1,256,484	Mizuho Financial Group, Inc., 5.32% (d), dated 06/28/24, due 07/01/24, with a maturity value of $1,257,041. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,281,614. (e)	1,256,484
	Total Repurchase Agreements	3,589,955
	(Cost $3,589,955)

	Total Investments — 101.7%	192,868,981
	(Cost $177,911,307)
	Net Other Assets and Liabilities — (1.7)%	(3,181,924)
	Net Assets — 100.0%	$189,687,057

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $3,408,132 and the total value of the collateral held by the Fund is $3,589,955.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	98.0%
USD	2.0
Total	100.0%

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
Japan	99.6%
United States	2.1
Total Investments	101.7
Net Other Assets and Liabilities	(1.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 188,956,803	$ 188,956,803	$ —	$ —
Money Market Funds	322,223	322,223	—	—
Repurchase Agreements	3,589,955	—	3,589,955	—
Total Investments	$192,868,981	$189,279,026	$3,589,955	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,408,132
Non-cash Collateral(2)	(3,408,132)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,589,955
Non-cash Collateral(4)	(3,589,955)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 3.0%
87,996	BlueScope Steel Ltd. (AUD)	$1,199,281
54,441	Fortescue Ltd. (AUD)	777,558
21,776	JB Hi-Fi Ltd. (AUD)	889,181
39,324	NEXTDC Ltd. (AUD) (c)	462,487
152,080	Origin Energy Ltd. (AUD)	1,101,772
77,173	QBE Insurance Group Ltd. (AUD)	895,271
24,896	Reece Ltd. (AUD)	418,025
11,491	Rio Tinto Ltd. (AUD)	912,209
270,801	Santos Ltd. (AUD)	1,383,785
34,318	Seven Group Holdings Ltd. (AUD)	862,626
42,709	Suncorp Group Ltd. (AUD)	496,030
667,528	Yancoal Australia Ltd. (AUD) (d)	2,947,930
		12,346,155
	Austria — 1.7%
28,797	BAWAG Group AG (EUR) (e) (f)	1,822,653
30,697	Erste Group Bank AG (EUR)	1,454,389
20,211	OMV AG (EUR)	880,085
68,677	Raiffeisen Bank International AG (EUR)	1,192,976
65,014	voestalpine AG (EUR)	1,755,987
		7,106,090
	Belgium — 0.7%
49,345	Colruyt Group N.V. (EUR)	2,355,877
2,055	D’ieteren Group (EUR)	435,979
		2,791,856
	Bermuda — 0.2%
58,272	Hiscox Ltd. (GBP)	847,105
	Canada — 6.3%
102,297	ARC Resources Ltd. (CAD)	1,825,277
33,445	AtkinsRealis Group, Inc. (CAD)	1,447,764
21,709	Brookfield Asset Management Ltd., Class A (CAD)	826,435
20,020	Canadian Utilities Ltd., Class A (CAD)	432,433
50,741	Celestica, Inc. (CAD) (c)	2,905,632
45,840	Cenovus Energy, Inc. (CAD)	901,018
18,671	Empire Co., Ltd., Class A (CAD)	477,267
2,115	Fairfax Financial Holdings Ltd. (CAD)	2,406,080
35,363	IGM Financial, Inc. (CAD) (d)	976,324
6,610	Imperial Oil Ltd. (CAD)	450,700
148,645	Kinross Gold Corp. (CAD)	1,237,577
133,684	Lundin Mining Corp. (CAD)	1,488,255
8,370	Magna International, Inc. (CAD)	350,817
54,770	Manulife Financial Corp. (CAD)	1,458,478
Shares	Description	Value

	Canada (Continued)
19,859	MEG Energy Corp. (CAD) (c)	$424,892
6,087	Onex Corp. (CAD)	413,883
49,420	Suncor Energy, Inc. (CAD)	1,883,888
9,962	Teck Resources Ltd., Class B (CAD)	477,401
29,476	Tourmaline Oil Corp. (CAD)	1,336,929
222,968	Veren, Inc. (CAD)	1,758,580
301,279	Whitecap Resources, Inc. (CAD)	2,204,454
		25,684,084
	Cayman Islands — 1.0%
332,911	CK Asset Holdings Ltd. (HKD)	1,246,970
377,839	CK Hutchison Holdings Ltd. (HKD)	1,809,590
273,200	MGM China Holdings Ltd. (HKD)	425,418
249,616	SITC International Holdings Co., Ltd. (HKD)	677,657
		4,159,635
	Denmark — 2.3%
1,836	A.P. Moller - Maersk A/S, Class B (DKK)	3,191,427
45,771	Danske Bank A/S (DKK)	1,363,817
11,060	NKT A/S (DKK) (c)	968,002
3,576	Novo Nordisk A/S, Class B (DKK)	516,381
5,657	Pandora A/S (DKK)	853,761
18,501	Zealand Pharma A/S (DKK) (c)	2,371,106
		9,264,494
	Finland — 1.0%
26,187	Cargotec Oyj, Class B (EUR)	2,101,971
35,135	Konecranes Oyj (EUR)	1,992,395
		4,094,366
	France — 3.8%
19,519	Accor S.A. (EUR)	800,619
11,171	Bouygues S.A. (EUR)	358,549
79,860	Carrefour S.A. (EUR)	1,128,945
23,794	Cie Generale des Etablissements Michelin S.C.A. (EUR)	920,162
61,174	Credit Agricole S.A. (EUR)	834,652
26,006	Eurazeo SE (EUR)	2,070,732
38,813	Orange S.A. (EUR)	388,816
27,092	Renault S.A. (EUR)	1,388,039
33,767	Rexel S.A. (EUR)	873,693
4,024	Safran S.A. (EUR)	850,696
26,354	SCOR SE (EUR)	667,776
17,033	Societe Generale S.A. (EUR)	399,854
12,136	SPIE S.A. (EUR)	439,040
14,074	Teleperformance SE (EUR)	1,482,235
26,632	TotalEnergies SE (EUR)	1,777,748
73,708	Vallourec SACA (EUR) (c)	1,156,041
		15,537,597
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany — 5.2%
15,804	Bayerische Motoren Werke AG (EUR)	$1,495,858
99,589	Commerzbank AG (EUR)	1,512,900
12,634	Continental AG (EUR)	715,758
10,251	CTS Eventim AG & Co. KGaA (EUR)	855,211
44,995	Daimler Truck Holding AG (EUR)	1,791,126
144,902	Deutsche Bank AG (EUR)	2,313,466
232,161	Deutsche Lufthansa AG (EUR)	1,419,694
37,563	Deutsche Telekom AG (EUR)	944,556
11,854	Fresenius Medical Care AG (EUR)	453,975
12,435	Heidelberg Materials AG (EUR)	1,289,378
17,326	KION Group AG (EUR)	725,326
22,901	Mercedes-Benz Group AG (EUR)	1,583,633
43,016	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,944,530
2,433	Rheinmetall AG (EUR)	1,239,495
13,433	RWE AG (EUR)	459,635
67,615	Schaeffler AG (Preference Shares) (EUR)	389,216
20,259	United Internet AG (EUR)	436,531
13,761	Volkswagen AG (Preference Shares) (EUR)	1,553,317
		21,123,605
	Greece — 1.2%
518,517	Alpha Services and Holdings S.A. (EUR) (c)	846,009
237,145	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	513,274
30,914	Hellenic Telecommunications Organization S.A. (EUR)	444,963
11,818	Metlen Energy & Metals S.A. (EUR)	441,205
116,481	National Bank of Greece S.A. (EUR) (c)	971,018
436,111	Piraeus Financial Holdings S.A. (EUR) (c)	1,590,784
		4,807,253
	Hong Kong — 0.8%
94,500	Sun Hung Kai Properties Ltd. (HKD)	817,446
277,500	Swire Pacific Ltd., Class A (HKD)	2,451,963
		3,269,409
	Ireland — 0.5%
21,165	CRH PLC (GBP)	1,577,449
4,019	Ryanair Holdings PLC, ADR	467,972
		2,045,421
Shares	Description	Value

	Israel — 0.7%
258,041	ICL Group Ltd. (ILS)	$1,114,224
96,209	Teva Pharmaceutical Industries Ltd. (ILS) (c)	1,578,692
		2,692,916
	Italy — 4.8%
301,851	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,417,528
342,568	Banco BPM S.p.A. (EUR)	2,206,376
482,410	BPER Banca S.p.A. (EUR)	2,439,044
46,439	Buzzi S.p.A. (EUR)	1,868,999
86,549	Eni S.p.A. (EUR)	1,330,468
376,977	Intesa Sanpaolo S.p.A. (EUR)	1,401,325
72,610	Leonardo S.p.A. (EUR)	1,685,874
148,905	Pirelli & C S.p.A. (EUR) (e) (f)	886,653
934,110	Saipem S.p.A. (EUR) (c)	2,392,922
60,070	UniCredit S.p.A. (EUR)	2,226,209
163,247	Unipol Gruppo S.p.A. (EUR)	1,622,417
		19,477,815
	Japan — 36.1%
25,200	AGC, Inc. (JPY) (d)	815,409
33,700	Aisin Corp. (JPY)	1,098,198
43,700	ANA Holdings, Inc. (JPY)	806,558
116,800	Asics Corp. (JPY)	1,786,592
10,300	Bridgestone Corp. (JPY)	404,727
24,700	Brother Industries Ltd. (JPY)	434,618
18,400	Central Japan Railway Co. (JPY)	397,186
174,900	Chubu Electric Power Co., Inc. (JPY)	2,066,535
36,500	Cosmo Energy Holdings Co., Ltd. (JPY)	1,837,591
44,800	Dai Nippon Printing Co., Ltd. (JPY)	1,506,977
89,700	Dai-ichi Life Holdings, Inc. (JPY)	2,396,237
46,200	Daiwa House Industry Co., Ltd. (JPY)	1,170,722
301,400	Daiwa Securities Group, Inc. (JPY)	2,298,575
71,800	Denso Corp. (JPY)	1,114,777
101,000	Ebara Corp. (JPY)	1,596,703
285,200	ENEOS Holdings, Inc. (JPY)	1,465,264
3,000	Fast Retailing Co., Ltd. (JPY)	756,293
27,400	Fuji Electric Co., Ltd. (JPY)	1,558,610
123,900	Fujikura Ltd. (JPY)	2,445,810
30,400	Hitachi Construction Machinery Co., Ltd. (JPY)	813,992
25,000	Hitachi Ltd. (JPY)	559,544
148,300	Honda Motor Co., Ltd. (JPY)	1,585,406
13,300	Horiba Ltd. (JPY)	1,072,994
334,300	Idemitsu Kosan Co., Ltd. (JPY)	2,164,047
150,200	Inpex Corp. (JPY)	2,209,730
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
84,600	Isetan Mitsukoshi Holdings Ltd. (JPY)	$1,587,992
135,500	Isuzu Motors Ltd. (JPY)	1,794,708
24,100	Japan Airlines Co., Ltd. (JPY)	380,246
16,900	Japan Exchange Group, Inc. (JPY)	394,113
136,100	Japan Post Holdings Co., Ltd. (JPY)	1,349,242
110,600	JFE Holdings, Inc. (JPY)	1,591,735
111,600	Kajima Corp. (JPY)	1,929,364
160,700	Kansai Electric Power (The) Co., Inc. (JPY)	2,698,809
69,700	Kawasaki Heavy Industries Ltd. (JPY)	2,646,945
102,000	Kawasaki Kisen Kaisha Ltd. (JPY)	1,483,498
135,200	Kobe Steel Ltd. (JPY)	1,677,710
67,900	Koito Manufacturing Co., Ltd. (JPY)	936,479
31,000	Komatsu Ltd. (JPY)	900,000
254,900	Kyushu Electric Power Co., Inc. (JPY)	2,625,205
33,400	Lawson, Inc. (JPY)	2,144,459
196,100	Mazda Motor Corp. (JPY)	1,896,523
225,400	Mitsubishi Chemical Group Corp. (JPY)	1,251,195
79,300	Mitsubishi Corp. (JPY)	1,551,597
82,200	Mitsubishi Electric Corp. (JPY)	1,311,756
50,300	Mitsubishi Estate Co., Ltd. (JPY)	787,843
253,000	Mitsubishi Heavy Industries Ltd. (JPY)	2,709,423
697,000	Mitsubishi Motors Corp. (JPY)	1,920,010
135,000	Mitsubishi UFJ Financial Group, Inc. (JPY)	1,450,774
39,200	Mitsui & Co., Ltd. (JPY)	889,547
85,100	Mitsui Fudosan Co., Ltd. (JPY)	776,738
74,900	Mitsui OSK Lines Ltd. (JPY)	2,242,950
92,500	Mizuho Financial Group, Inc. (JPY)	1,930,605
129,600	MS&AD Insurance Group Holdings, Inc. (JPY)	2,879,731
25,100	NEC Corp. (JPY)	2,066,315
34,000	NGK Insulators Ltd. (JPY)	435,328
17,900	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (d)	824,964
29,200	Nippon Sanso Holdings Corp. (JPY)	863,713
95,200	Nippon Steel Corp. (JPY)	2,012,401
66,600	Nippon Yusen KK (JPY)	1,938,102
462,700	Nissan Motor Co., Ltd. (JPY)	1,569,942
55,200	Niterra Co., Ltd. (JPY)	1,602,238
Shares	Description	Value

	Japan (Continued)
358,200	Nomura Holdings, Inc. (JPY)	$2,052,709
86,500	NTT Data Group Corp. (JPY)	1,269,892
192,600	Obayashi Corp. (JPY)	2,288,838
330,200	Oji Holdings Corp. (JPY)	1,302,822
83,700	Ono Pharmaceutical Co., Ltd. (JPY)	1,142,688
101,600	Osaka Gas Co., Ltd. (JPY)	2,237,360
17,200	Pan Pacific International Holdings Corp. (JPY)	402,392
240,100	Panasonic Holdings Corp. (JPY)	1,965,391
39,400	Resonac Holdings Corp. (JPY)	862,495
103,000	Ricoh Co., Ltd. (JPY)	880,580
28,600	Rohm Co., Ltd. (JPY)	382,187
28,000	Ryohin Keikaku Co., Ltd. (JPY)	465,361
52,400	SBI Holdings, Inc. (JPY)	1,324,575
3,500	SCREEN Holdings Co., Ltd. (JPY)	315,433
87,700	Seibu Holdings, Inc. (JPY)	1,208,471
31,300	Sekisui Chemical Co., Ltd. (JPY)	433,052
67,400	Socionext, Inc. (JPY)	1,595,665
17,400	Sojitz Corp. (JPY)	422,752
87,400	Sompo Holdings, Inc. (JPY)	1,865,989
100,800	Subaru Corp. (JPY)	2,136,416
58,000	SUMCO Corp. (JPY)	834,726
57,100	Sumitomo Corp. (JPY)	1,425,637
118,300	Sumitomo Electric Industries Ltd. (JPY)	1,840,051
29,100	Sumitomo Forestry Co., Ltd. (JPY)	925,506
31,300	Sumitomo Mitsui Financial Group, Inc. (JPY)	2,086,472
42,400	Sumitomo Mitsui Trust Holdings, Inc. (JPY)	967,170
12,300	Sumitomo Realty & Development Co., Ltd. (JPY)	360,919
40,100	Suzuki Motor Corp. (JPY)	461,341
26,300	T&D Holdings, Inc. (JPY)	459,093
65,700	TBS Holdings, Inc. (JPY)	1,655,465
43,900	Tokio Marine Holdings, Inc. (JPY)	1,638,508
88,000	Tokyo Century Corp. (JPY)	825,359
376,100	Tokyo Electric Power Company Holdings, Inc. (JPY) (c)	2,024,848
100,500	Tokyo Gas Co., Ltd. (JPY)	2,158,167
226,900	Tokyu Fudosan Holdings Corp. (JPY)	1,513,936
33,700	Tosoh Corp. (JPY)	439,447
22,400	Toyo Suisan Kaisha Ltd. (JPY)	1,327,516
22,000	Toyota Industries Corp. (JPY)	1,854,870
90,700	Toyota Motor Corp. (JPY)	1,854,702
60,300	Toyota Tsusho Corp. (JPY)	1,173,843
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
149,100	Yamaha Motor Co., Ltd. (JPY) (d)	$1,379,886
88,600	Yamazaki Baking Co., Ltd. (JPY)	1,818,368
59,700	Yokogawa Electric Corp. (JPY)	1,443,427
68,000	Yokohama Rubber (The) Co., Ltd. (JPY)	1,503,363
		147,942,983
	Luxembourg — 0.4%
115,367	Tenaris S.A. (EUR)	1,772,976
	Netherlands — 2.4%
22,340	Arcadis N.V. (EUR)	1,415,166
474	ASML Holding N.V. (EUR)	489,458
9,310	ASR Nederland N.V. (EUR)	443,789
35,602	Brembo N.V. (EUR)	390,964
153,113	Iveco Group N.V. (EUR)	1,716,833
35,482	Koninklijke Vopak N.V. (EUR)	1,472,859
39,476	NN Group N.V. (EUR)	1,836,929
29,069	Prosus N.V. (EUR)	1,035,432
31,758	STMicroelectronics N.V. (EUR)	1,253,825
		10,055,255
	New Zealand — 0.5%
280,263	Infratil Ltd. (NZD)	1,911,928
	Norway — 2.3%
36,703	Aker BP ASA (NOK)	935,708
70,009	Equinor ASA (NOK)	1,992,998
26,425	Kongsberg Gruppen ASA (NOK)	2,153,203
13,842	Salmar ASA (NOK)	728,594
90,292	Schibsted ASA, Class A (NOK)	2,665,546
99,026	Storebrand ASA (NOK)	1,010,943
		9,486,992
	Portugal — 0.4%
4,055,581	Banco Comercial Portugues S.A., Class R (EUR)	1,461,964
	Singapore — 1.8%
101,900	Jardine Cycle & Carriage Ltd. (SGD)	1,998,923
419,600	Keppel Ltd. (SGD)	2,002,074
385,000	Singapore Airlines Ltd. (SGD)	1,959,071
243,500	Singapore Telecommunications Ltd. (SGD)	493,824
179,600	Wilmar International Ltd. (SGD)	410,590
322,500	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	585,066
		7,449,548
	South Korea — 10.1%
11,844	Alteogen, Inc. (KRW) (c)	2,413,543
25,522	DB Insurance Co., Ltd. (KRW)	2,122,971
Shares	Description	Value

	South Korea (Continued)
52,159	Hana Financial Group, Inc. (KRW)	$2,300,074
45,429	Hankook Tire & Technology Co., Ltd. (KRW)	1,491,748
14,805	Hanwha Aerospace Co., Ltd. (KRW)	2,683,507
17,191	HD Hyundai Electric Co., Ltd. (KRW)	3,871,565
78,023	HMM Co., Ltd. (KRW)	1,112,671
17,011	Hyundai Glovis Co., Ltd. (KRW)	2,706,436
11,748	Hyundai Mobis Co., Ltd. (KRW)	2,146,474
10,370	Hyundai Motor Co. (KRW)	2,222,412
176,181	Industrial Bank of Korea (KRW)	1,794,448
34,961	KB Financial Group, Inc. (KRW)	1,993,780
27,430	Kia Corp. (KRW)	2,576,607
83,407	Korea Electric Power Corp. (KRW) (c)	1,185,815
113,259	Korean Air Lines Co., Ltd. (KRW)	1,913,020
64,762	KT Corp. (KRW)	1,759,607
7,014	LG Corp. (KRW)	410,700
6,347	LG Electronics, Inc. (KRW)	511,357
7,675	Samsung C&T Corp. (KRW)	791,754
71,280	Samsung Heavy Industries Co., Ltd. (KRW) (c)	484,176
39,053	Shinhan Financial Group Co., Ltd. (KRW)	1,366,075
34,583	SK Telecom Co., Ltd. (KRW)	1,293,879
23,662	S-Oil Corp. (KRW)	1,143,133
84,226	Woori Financial Group, Inc. (KRW)	898,859
		41,194,611
	Spain — 2.8%
191,391	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,916,882
1,452,204	Banco de Sabadell S.A. (EUR)	2,800,207
373,851	Banco Santander S.A. (EUR)	1,733,828
94,056	CaixaBank S.A. (EUR)	497,905
408,814	International Consolidated Airlines Group S.A. (GBP) (c)	838,475
721,762	Mapfre S.A. (EUR)	1,664,980
136,850	Repsol S.A. (EUR) (d)	2,159,555
		11,611,832
	Sweden — 2.8%
32,835	Boliden AB (SEK)	1,050,509
14,413	EQT AB (SEK)	425,903
66,287	Industrivarden AB, Class C (SEK)	2,236,459
90,826	Investor AB, Class B (SEK)	2,486,811
82,019	Saab AB, Class B (SEK)	1,973,285
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
88,447	Securitas AB, Class B (SEK)	$877,878
309,258	SSAB AB, Class B (SEK)	1,679,488
12,745	Trelleborg AB, Class B (SEK)	495,899
16,822	Volvo AB, Class B (SEK)	430,271
		11,656,503
	Switzerland — 0.4%
5,889	Swatch Group (The) AG (CHF) (d)	1,206,378
1,624	Swissquote Group Holding, S.A. (CHF)	512,623
		1,719,001
	United Kingdom — 6.3%
51,448	3i Group PLC (GBP)	1,993,977
217,153	Beazley PLC (GBP)	1,943,474
218,654	BP PLC (GBP)	1,313,450
1,317,973	BT Group PLC (GBP)	2,338,291
1,415,156	Centrica PLC (GBP)	2,413,214
91,074	DS Smith PLC (GBP)	484,681
126,591	easyJet PLC (GBP)	732,425
133,646	Frasers Group PLC (GBP) (c)	1,490,906
153,773	Fresnillo PLC (GBP)	1,092,436
4,384	InterContinental Hotels Group PLC (GBP)	461,410
17,590	Intermediate Capital Group PLC (GBP)	485,177
434,590	Kingfisher PLC (GBP)	1,366,815
51,779	Mondi PLC (GBP)	993,912
135,568	National Grid PLC (GBP)	1,512,519
14,402	Rio Tinto PLC (GBP)	946,868
423,353	Rolls-Royce Holdings PLC (GBP) (c)	2,444,603
41,290	Shell PLC (GBP)	1,479,191
2,563,790	Vodafone Group PLC (GBP)	2,260,833
		25,754,182
	United States — 0.2%
7,569	Autoliv, Inc., SDR (SEK)	806,960
	Total Common Stocks	408,072,536
	(Cost $360,567,163)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$1,758,900	Bank of America Corp., 5.31% (g), dated 06/28/24, due 07/01/24, with a maturity value of $1,759,678. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $1,794,078. (h)	$1,758,900
2,052,050	Daiwa Capital Markets America, Inc., 5.34% (g), dated 06/28/24, due 07/01/24, with a maturity value of $2,052,963. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 10/17/24 to 08/15/53. The value of the collateral including accrued interest is $2,093,092. (h)	2,052,050
2,052,050	Mizuho Financial Group, Inc., 5.32% (g), dated 06/28/24, due 07/01/24, with a maturity value of $2,052,960. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $2,093,091. (h)	2,052,050
	Total Repurchase Agreements	5,863,000
	(Cost $5,863,000)

	Total Investments — 101.1%	413,935,536
	(Cost $366,430,163)
	Net Other Assets and Liabilities — (1.1)%	(4,646,643)
	Net Assets — 100.0%	$409,288,893

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $5,546,108 and the total value of the collateral held by the Fund is $5,863,000.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	35.7%
EUR	23.9
KRW	10.0
GBP	7.0
CAD	6.2
SEK	3.0
AUD	3.0
NOK	2.3
DKK	2.2
SGD	1.8
HKD	1.8
USD	1.5
ILS	0.7
NZD	0.5
CHF	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 408,072,536	$ 408,072,536	$ —	$ —
Repurchase Agreements	5,863,000	—	5,863,000	—
Total Investments	$413,935,536	$408,072,536	$5,863,000	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,546,108
Non-cash Collateral(2)	(5,546,108)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,863,000
Non-cash Collateral(4)	(5,863,000)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Bermuda — 2.2%
3,342,674	Kunlun Energy Co., Ltd. (HKD)	$3,467,216
390,054	Orient Overseas International Ltd. (HKD)	6,328,534
		9,795,750
	Brazil — 7.7%
341,475	Atacadao S.A. (BRL) (c)	550,993
164,405	Banco do Brasil S.A. (BRL)	785,542
570,381	BRF S.A. (BRL) (c)	2,313,114
54,951	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	736,959
2,408,678	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	4,261,431
558,908	Embraer S.A. (BRL) (c)	3,614,340
1,257,920	Gerdau S.A. (Preference Shares) (BRL)	4,135,985
134,362	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	778,997
1,773,069	Itausa S.A. (Preference Shares) (BRL)	3,114,710
649,977	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	4,424,183
95,493	PRIO S.A. (BRL)	747,531
218,239	Suzano S.A. (BRL)	2,225,686
183,965	Telefonica Brasil S.A. (BRL)	1,492,097
261,478	TIM S.A. (BRL)	742,790
163,481	Ultrapar Participacoes S.A. (BRL)	631,686
229,540	Vale S.A. (BRL)	2,554,870
372,196	Vibra Energia S.A. (BRL)	1,391,549
		34,502,463
	Cayman Islands — 7.8%
3,954,936	China Feihe Ltd. (HKD) (d) (e)	1,828,304
3,307,644	China Hongqiao Group Ltd. (HKD)	5,006,544
882,004	China Resources Land Ltd. (HKD)	2,998,727
3,408,117	China State Construction International Holdings Ltd. (HKD)	4,652,362
120,700	ENN Energy Holdings Ltd. (HKD)	994,621
11,370,301	GCL Technology Holdings Ltd. (HKD) (c)	1,689,008
1,315,826	Longfor Group Holdings Ltd. (HKD) (d) (e)	1,806,322
320,352	New Oriental Education & Technology Group, Inc. (HKD) (c)	2,449,083
311,762	NU Holdings Ltd., Class A (c)	4,018,612
Shares	Description	Value

	Cayman Islands (Continued)
130,228	Pagseguro Digital Ltd., Class A (c)	$1,522,365
4,389,290	Xinyi Glass Holdings Ltd. (HKD)	4,811,382
2,146,822	Zhongsheng Group Holdings Ltd. (HKD)	3,139,525
		34,916,855
	Chile — 2.6%
97,682	Banco de Credito e Inversiones S.A. (CLP)	2,748,653
1,374,224	Empresas CMPC S.A. (CLP)	2,584,747
61,937,277	Enel Chile S.A. (CLP)	3,494,893
354,460	Falabella S.A. (CLP) (c)	1,092,703
38,242	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	1,545,326
		11,466,322
	China — 15.4%
1,340,893	Anhui Conch Cement Co., Ltd., Class H (HKD)	3,193,808
1,415,446	Bank of Communications Co., Ltd., Class H (HKD)	1,111,106
1,745,292	China CITIC Bank Corp., Ltd., Class H (HKD)	1,119,715
3,819,647	China Coal Energy Co., Ltd., Class H (HKD)	4,460,873
3,083,977	China Construction Bank Corp., Class H (HKD)	2,278,708
3,234,384	China Everbright Bank Co., Ltd., Class H (HKD)	1,006,467
4,917,372	China Petroleum & Chemical Corp., Class H (HKD)	3,186,291
5,641,624	China Railway Group Ltd., Class H (HKD)	3,113,746
32,342,658	China Tower Corp., Ltd., Class H (HKD) (d) (e)	4,183,106
2,245,832	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	1,101,483
3,284,382	CMOC Group Ltd., Class H (HKD)	3,002,989
3,536,960	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	6,187,036
1,519,215	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (d) (e)	2,960,982
2,266,434	Guangzhou Automobile Group Co., Ltd., Class H (HKD)	801,040
1,493,979	Hisense Home Appliances Group Co., Ltd., Class H (HKD)	4,916,765
5,210,142	Huadian Power International Corp., Ltd., Class H (HKD) (f)	3,155,822
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
1,846,898	Industrial & Commercial Bank of China Ltd., Class H (HKD)	$1,097,394
2,439,216	Inner Mongolia Yitai Coal Co., Ltd., Class B	4,380,832
545,963	Jiangxi Copper Co., Ltd., Class H (HKD)	1,089,262
464,682	Lao Feng Xiang Co., Ltd., Class B	1,706,777
4,350,581	PetroChina Co., Ltd., Class H (HKD)	4,401,251
705,174	PICC Property & Casualty Co., Ltd., Class H (HKD)	875,931
725,820	Sinopharm Group Co., Ltd., Class H (HKD)	1,928,630
5,715,489	Sinotrans Ltd., Class H (HKD)	2,781,242
1,462,768	Weichai Power Co., Ltd., Class H (HKD)	2,798,516
576,996	Yankuang Energy Group Co., Ltd., Class H (HKD)	824,591
293,462	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD)	1,157,456
		68,821,819
	Colombia — 0.8%
327,916	Bancolombia S.A. (Preference Shares) (COP)	2,692,359
181,696	Interconexion Electrica S.A. ESP (COP)	796,687
		3,489,046
	Czech Republic — 0.4%
51,833	Komercni Banka A/S (CZK)	1,733,942
	Egypt — 0.5%
1,302,735	Commercial International Bank - Egypt (EGP)	2,099,348
	Hong Kong — 4.7%
3,099,046	China Merchants Port Holdings Co., Ltd. (HKD)	4,611,433
2,585,356	China Overseas Land & Investment Ltd. (HKD)	4,482,712
4,534,075	China Power International Development Ltd. (HKD)	2,351,503
1,195,431	China Resources Power Holdings Co., Ltd. (HKD)	3,666,332
1,783,716	Fosun International Ltd. (HKD)	959,349
1,892,962	Sinotruk Hong Kong Ltd. (HKD)	4,920,846
		20,992,175
	Hungary — 2.1%
592,522	MOL Hungarian Oil & Gas PLC (HUF)	4,623,754
Shares	Description	Value

	Hungary (Continued)
60,580	OTP Bank Nyrt (HUF)	$3,010,043
73,272	Richter Gedeon Nyrt (HUF)	1,903,282
		9,537,079
	India — 10.3%
173,380	Adani Ports & Special Economic Zone Ltd. (INR)	3,073,278
16,954	Bajaj Auto Ltd. (INR)	1,931,836
1,174,779	Bank of Baroda (INR)	3,879,888
313,587	Bharat Heavy Electricals Ltd. (INR)	1,131,376
1,029,882	Bharat Petroleum Corp., Ltd. (INR)	3,753,952
978,241	Hindustan Petroleum Corp. Ltd. (INR)	3,895,954
2,649,020	IRB Infrastructure Developers Ltd. (INR)	2,060,764
40,362	Mahindra & Mahindra Ltd. (INR)	1,387,543
258,393	Oil India Ltd. (INR)	2,240,516
397,438	Power Finance Corp., Ltd. (INR)	2,312,063
343,903	REC Ltd. (INR)	2,166,831
2,649,020	Samvardhana Motherson International Ltd. (INR)	6,045,690
309,231	State Bank of India (INR)	3,148,214
1,155,308	Steel Authority of India Ltd. (INR)	2,059,500
391,767	Tata Motors Ltd. (INR)	4,649,994
196,728	Tata Power (The) Co., Ltd. (INR)	1,039,465
3,342,675	Yes Bank Ltd. (INR) (c)	949,638
		45,726,502
	Indonesia — 2.7%
27,301,504	Adaro Energy Indonesia Tbk PT (IDR)	4,651,676
11,450,728	Astra International Tbk PT (IDR)	3,118,794
3,049,186	United Tractors Tbk PT (IDR)	4,091,961
		11,862,431
	Malaysia — 3.1%
2,514,800	Sunway Bhd (MYR)	1,924,415
8,430,800	YTL Corp. Bhd (MYR)	6,165,609
5,821,300	YTL Power International Bhd (MYR)	5,947,783
		14,037,807
	Mexico — 5.2%
3,160,611	Cemex S.A.B. de C.V., Series CPO (MXN)	2,022,998
481,836	Coca-Cola Femsa S.A.B. de C.V. (MXN)	4,131,490
321,518	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	2,304,666
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
2,239,100	Fibra Uno Administracion S.A. de C.V. (MXN)	$2,751,296
215,825	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	2,321,992
346,870	Grupo Comercial Chedraui S.A. de C.V. (MXN)	2,409,225
302,276	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	718,226
1,062,080	Prologis Property Mexico S.A. de C.V. (MXN)	3,470,410
319,574	Qualitas Controladora S.A.B. de C.V. (MXN)	3,247,969
		23,378,272
	Netherlands — 0.4%
269,228	NEPI Rockcastle N.V. (ZAR)	1,943,991
	Philippines — 0.2%
802,310	Metropolitan Bank & Trust Co. (PHP)	924,705
	Poland — 4.8%
81,560	Bank Polska Kasa Opieki S.A. (PLN)	3,403,694
5,297	Budimex S.A. (PLN)	917,121
25,047	mBank S.A. (PLN) (c)	3,963,320
284,875	ORLEN S.A. (PLN)	4,790,081
249,945	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	3,906,584
151,933	Powszechny Zaklad Ubezpieczen S.A. (PLN)	1,945,183
19,532	Santander Bank Polska S.A. (PLN)	2,625,841
		21,551,824
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	Singapore — 0.6%
362,038	BOC Aviation Ltd. (HKD) (d) (e)	2,596,235
Shares	Description	Value

	South Africa — 1.2%
557,163	Harmony Gold Mining Co., Ltd. (ZAR)	$5,146,341
	Taiwan — 8.2%
25,764	ASMedia Technology, Inc. (TWD)	1,778,936
2,825,107	Eva Airways Corp. (TWD)	3,322,221
507,235	Evergreen Marine Corp. Taiwan Ltd. (TWD)	3,017,627
177,658	Fortune Electric Co., Ltd. (TWD)	5,175,063
429,405	Fubon Financial Holding Co., Ltd. (TWD)	1,049,638
285,219	Gigabyte Technology Co., Ltd. (TWD)	2,685,893
574,105	Hon Hai Precision Industry Co., Ltd. (TWD)	3,787,077
596,947	Pegatron Corp. (TWD)	1,922,875
106,278	Shihlin Electric & Engineering Corp. (TWD)	971,331
2,062,932	Tatung Co., Ltd. (TWD) (c)	3,624,590
1,144,530	United Microelectronics Corp. (TWD)	1,965,086
493,905	Wistron Corp. (TWD)	1,613,795
929,931	WPG Holdings Ltd. (TWD)	2,574,104
793,541	WT Microelectronics Co., Ltd. (TWD)	3,033,124
		36,521,360
	Thailand — 2.2%
1,138,500	PTT Exploration & Production PCL (THB)	4,715,635
4,051,000	PTT PCL (THB)	3,587,642
266,100	Siam Cement (The) PCL (THB)	1,631,514
		9,934,791
	Turkey — 16.4%
3,215,245	Akbank T.A.S. (TRY)	6,306,477
2,170,015	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	3,894,162
427,907	BIM Birlesik Magazalar A/S (TRY)	7,141,666
214,105	Coca-Cola Icecek A/S (TRY)	5,415,774
1,746,912	Enka Insaat ve Sanayi A/S (TRY)	2,201,912
130,225	Ford Otomotiv Sanayi A/S (TRY)	4,482,438
1,814,345	Haci Omer Sabanci Holding A/S (TRY)	5,361,679
739,475	KOC Holding A/S (TRY)	5,135,943
220,582	Tofas Turk Otomobil Fabrikasi A/S (TRY)	2,296,691
505,153	Turk Hava Yollari AO (TRY) (c)	4,776,211
2,198,965	Turkcell Iletisim Hizmetleri A/S (TRY)	6,774,386
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
10,714,811	Turkiye Is Bankasi A/S, Class C (TRY)	$5,200,767
850,250	Turkiye Petrol Rafinerileri A/S (TRY)	4,309,216
2,645,720	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	4,067,254
5,469,424	Yapi ve Kredi Bankasi A/S (TRY)	5,661,245
		73,025,821
	Total Common Stocks	444,004,879
	(Cost $403,034,787)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$856,415	Mizuho Financial Group, Inc., 5.32% (j), dated 06/28/24, due 07/01/24, with a maturity value of $856,795. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $873,543. (k)	856,415
	(Cost $856,415)

	Total Investments — 99.7%	444,861,294
	(Cost $403,891,202)
	Net Other Assets and Liabilities — 0.3%	1,338,665
	Net Assets — 100.0%	$446,199,959

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $785,504 and the total value of the collateral held by the Fund is $856,415.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	28.2%
TRY	16.4
INR	10.3
TWD	8.2
BRL	7.8
MXN	5.2
PLN	4.8
MYR	3.2
USD	2.8
IDR	2.7
CLP	2.6
THB	2.2
HUF	2.1
ZAR	1.6
COP	0.8
EGP	0.5
CZK	0.4
PHP	0.2
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	9,934,791	—	9,934,791	—
Other Country Categories*	434,070,088	434,070,088	—	—
Repurchase Agreements	856,415	—	856,415	—
Total Investments	$444,861,294	$434,070,088	$10,791,206	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$785,504
Non-cash Collateral(2)	(785,504)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$856,415
Non-cash Collateral(4)	(856,415)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 7.1%
1,279	Rheinmetall AG (EUR)	$651,588
	Air Freight & Logistics — 1.4%
3,274	Deutsche Post AG (EUR)	132,503
	Automobile Components — 6.2%
4,773	Continental AG (EUR)	270,406
52,493	Schaeffler AG (Preference Shares) (EUR)	302,169
		572,575
	Automobiles — 16.0%
3,643	Bayerische Motoren Werke AG (EUR)	344,812
5,869	Mercedes-Benz Group AG (EUR)	405,849
7,926	Porsche Automobil Holding SE (Preference Shares) (EUR)	358,293
3,284	Volkswagen AG (Preference Shares) (EUR)	370,692
		1,479,646
	Banks — 2.2%
13,648	Commerzbank AG (EUR)	207,333
	Capital Markets — 5.1%
29,693	Deutsche Bank AG (EUR)	474,070
	Chemicals — 3.0%
2,570	Wacker Chemie AG (EUR)	280,188
	Construction & Engineering — 4.5%
3,660	HOCHTIEF AG (EUR)	416,270
	Construction Materials — 3.1%
2,721	Heidelberg Materials AG (EUR)	282,139
	Diversified Telecommunication Services — 6.7%
13,503	Deutsche Telekom AG (EUR)	339,546
12,747	United Internet AG (EUR)	274,666
		614,212
	Entertainment — 1.1%
1,173	CTS Eventim AG & Co. KGaA (EUR)	97,860
	Ground Transportation — 0.6%
726	Sixt SE (EUR)	51,510
Shares	Description	Value

	Health Care Providers & Services — 2.4%
3,869	Fresenius Medical Care AG (EUR)	$148,172
2,616	Fresenius SE & Co. KGaA (EUR) (b)	78,109
		226,281
	Independent Power and Renewable Electricity Producers — 2.0%
5,349	RWE AG (EUR)	183,026
	Industrial Conglomerates — 2.6%
1,296	Siemens AG (EUR)	241,115
	Insurance — 3.9%
4,543	Talanx AG (EUR)	362,710
	IT Services — 2.5%
4,853	Bechtle AG (EUR)	228,370
	Life Sciences Tools & Services — 0.4%
3,450	Evotec SE (EUR) (b)	33,161
	Machinery — 8.1%
4,317	Daimler Truck Holding AG (EUR)	171,848
1,948	GEA Group AG (EUR)	81,154
5,696	KION Group AG (EUR)	238,455
657	Krones AG (EUR)	82,463
210	Rational AG (EUR)	174,859
		748,779
	Metals & Mining — 1.6%
34,898	thyssenkrupp AG (EUR)	150,916
	Passenger Airlines — 2.4%
36,493	Deutsche Lufthansa AG (EUR)	223,159
	Personal Care Products — 0.9%
541	Beiersdorf AG (EUR)	79,115
	Real Estate Management & Development — 5.2%
118,666	Aroundtown S.A. (EUR) (b)	249,786
2,777	LEG Immobilien SE (EUR)	226,800
		476,586
	Semiconductors & Semiconductor Equipment — 2.8%
5,698	AIXTRON SE (EUR)	111,885
3,885	Infineon Technologies AG (EUR)	142,731
		254,616
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 3.1%
1,871	Nemetschek SE (EUR)	$184,044
526	SAP SE (EUR)	106,761
		290,805
	Trading Companies & Distributors — 1.3%
1,765	Brenntag SE (EUR)	119,009
	Transportation Infrastructure — 3.0%
5,363	Fraport AG Frankfurt Airport Services Worldwide (EUR) (b)	276,837
	Total Common Stocks	9,154,379
	(Cost $10,056,975)
MONEY MARKET FUNDS — 0.4%
32,936	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	32,936
	(Cost $32,936)

	Total Investments — 99.6%	9,187,315
	(Cost $10,089,911)
	Net Other Assets and Liabilities — 0.4%	38,267
	Net Assets — 100.0%	$9,225,582

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	99.6%
USD	0.4
Total	100.0%

Country Allocation†	% of Net Assets
Germany	96.5%
Luxembourg	2.7
United States	0.4
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,154,379	$ 9,154,379	$ —	$ —
Money Market Funds	32,936	32,936	—	—
Total Investments	$9,187,315	$9,187,315	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 5.6%
60,215	BAE Systems PLC (GBP)	$1,004,751
78,567	Melrose Industries PLC (GBP)	549,615
371,865	Rolls-Royce Holdings PLC (GBP) (b)	2,147,291
		3,701,657
	Banks — 8.5%
579,778	Barclays PLC (GBP)	1,531,016
107,735	HSBC Holdings PLC (GBP)	931,384
1,401,567	Lloyds Banking Group PLC (GBP)	969,836
406,373	NatWest Group PLC (GBP)	1,601,698
66,875	Standard Chartered PLC (GBP)	605,280
		5,639,214
	Beverages — 0.5%
9,670	Coca-Cola HBC AG (GBP)	329,798
	Broadline Retail — 1.4%
8,237	Next PLC (GBP)	940,860
	Capital Markets — 6.3%
46,034	3i Group PLC (GBP)	1,784,146
30,367	Hargreaves Lansdown PLC (GBP)	434,538
39,791	Intermediate Capital Group PLC (GBP)	1,097,537
83,827	Investec PLC (GBP)	607,711
2,403	London Stock Exchange Group PLC (GBP)	285,536
		4,209,468
	Chemicals — 0.8%
26,262	Johnson Matthey PLC (GBP)	520,207
	Consumer Staples Distribution & Retail — 5.3%
294,641	J Sainsbury PLC (GBP)	949,758
409,133	Marks & Spencer Group PLC (GBP)	1,481,729
58,781	Ocado Group PLC (GBP) (b)	214,666
230,185	Tesco PLC (GBP)	890,386
		3,536,539
	Containers & Packaging — 3.7%
290,134	DS Smith PLC (GBP)	1,544,046
21,432	Smurfit Kappa Group PLC (GBP)	956,351
		2,500,397
	Diversified Consumer Services — 0.9%
46,234	Pearson PLC (GBP)	579,065
Shares	Description	Value

	Diversified REITs — 1.2%
111,559	British Land (The) Co., PLC (GBP)	$580,443
31,625	Land Securities Group PLC (GBP)	247,657
		828,100
	Diversified Telecommunication Services — 2.4%
901,682	BT Group PLC (GBP)	1,599,725
	Electronic Equipment, Instruments & Components — 0.8%
9,759	Halma PLC (GBP)	333,820
5,898	Spectris PLC (GBP)	207,267
		541,087
	Financial Services — 2.9%
400,892	M&G PLC (GBP)	1,033,801
102,012	Wise PLC, Class A (GBP) (b)	878,814
		1,912,615
	Food Products — 2.2%
47,084	Associated British Foods PLC (GBP)	1,472,491
	Hotels, Restaurants & Leisure — 4.9%
84,880	Carnival PLC (GBP) (b)	1,456,012
12,575	InterContinental Hotels Group PLC (GBP)	1,323,500
12,193	Whitbread PLC (GBP)	458,540
		3,238,052
	Household Durables — 7.2%
158,476	Barratt Developments PLC (GBP)	945,952
34,719	Bellway PLC (GBP)	1,113,002
14,264	Berkeley Group Holdings PLC (GBP)	827,265
48,142	Persimmon PLC (GBP)	822,774
606,313	Taylor Wimpey PLC (GBP)	1,089,490
		4,798,483
	Industrial Conglomerates — 2.4%
19,288	DCC PLC (GBP)	1,350,755
12,639	Smiths Group PLC (GBP)	272,406
		1,623,161
	Industrial REITs — 0.8%
25,146	Segro PLC (GBP)	285,510
131,969	Tritax Big Box REIT PLC (GBP)	258,740
		544,250
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance — 1.0%
42,700	Beazley PLC (GBP)	$382,156
21,148	Hiscox Ltd. (GBP)	307,430
		689,586
	Interactive Media & Services — 0.9%
61,795	Auto Trader Group PLC (GBP) (c) (d)	625,855
	IT Services — 1.7%
31,933	Computacenter PLC (GBP)	1,159,321
	Machinery — 0.4%
13,236	IMI PLC (GBP)	295,145
	Metals & Mining — 6.4%
33,933	Anglo American PLC (GBP)	1,073,221
39,815	Antofagasta PLC (GBP)	1,061,961
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
74,999	Fresnillo PLC (GBP)	532,809
188,855	Glencore PLC (GBP)	1,076,914
7,631	Rio Tinto PLC (GBP)	501,704
		4,246,609
	Multi-Utilities — 3.8%
792,378	Centrica PLC (GBP)	1,351,213
105,338	National Grid PLC (GBP)	1,175,246
		2,526,459
	Oil, Gas & Consumable Fuels — 4.5%
239,082	BP PLC (GBP)	1,436,160
43,340	Shell PLC (GBP)	1,552,632
		2,988,792
	Paper & Forest Products — 1.7%
58,029	Mondi PLC (GBP)	1,113,883
	Passenger Airlines — 2.8%
218,525	easyJet PLC (GBP)	1,264,334
287,607	International Consolidated Airlines Group S.A. (GBP) (b)	589,880
		1,854,214
	Pharmaceuticals — 0.9%
30,740	GSK PLC (GBP)	594,337
	Professional Services — 1.0%
14,334	RELX PLC (GBP)	659,370
	Software — 1.2%
57,031	Sage Group (The) PLC (GBP)	784,728
	Specialty Retail — 5.0%
122,403	Frasers Group PLC (GBP) (b)	1,365,483
537,260	JD Sports Fashion PLC (GBP)	811,581
366,454	Kingfisher PLC (GBP)	1,152,523
		3,329,587
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 0.8%
47,224	Burberry Group PLC (GBP)	$524,008
	Tobacco — 3.7%
48,551	British American Tobacco PLC (GBP)	1,491,365
37,016	Imperial Brands PLC (GBP)	947,065
		2,438,430
	Trading Companies & Distributors — 3.5%
4,081	Ashtead Group PLC (GBP)	272,486
6,987	Bunzl PLC (GBP)	265,850
12,445	Diploma PLC (GBP)	652,549
82,189	Howden Joinery Group PLC (GBP)	912,715
27,196	RS GROUP PLC (GBP)	240,992
		2,344,592
	Wireless Telecommunication Services — 2.1%
1,625,553	Vodafone Group PLC (GBP)	1,433,465
	Total Common Stocks	66,123,550
	(Cost $62,655,874)
MONEY MARKET FUNDS — 0.0%
30,873	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (h)	30,873
	(Cost $30,873)

	Total Investments — 99.2%	66,154,423
	(Cost $62,686,747)
	Net Other Assets and Liabilities — 0.8%	503,325
	Net Assets — 100.0%	$66,657,748

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
GBP	100.0%
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Country Allocation†	% of Net Assets
United Kingdom	92.3%
Ireland	3.4
Jersey	1.6
Spain	0.9
Switzerland	0.5
Bermuda	0.5
United States	0.0††
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 4,246,609	$ 4,246,609	$ —	$ —**
Other Industry Categories*	61,876,941	61,876,941	—	—
Money Market Funds	30,873	30,873	—	—
Total Investments	$66,154,423	$66,154,423	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 102.5%
	Automobiles — 12.1%
42,510	Bajaj Auto Ltd. (INR)	$4,843,833
85,998	Eicher Motors Ltd. (INR)	4,819,240
74,527	Hero MotoCorp Ltd. (INR)	4,986,729
141,143	Mahindra & Mahindra Ltd. (INR)	4,852,137
33,891	Maruti Suzuki India Ltd. (INR)	4,890,891
429,992	Tata Motors Ltd. (INR)	5,103,698
		29,496,528
	Banks — 12.1%
322,972	Axis Bank Ltd. (INR)	4,900,499
239,952	HDFC Bank Ltd. (INR)	4,845,225
342,788	ICICI Bank Ltd. (INR)	4,931,296
274,576	IndusInd Bank Ltd. (INR)	4,822,264
230,452	Kotak Mahindra Bank Ltd. (INR)	4,981,439
487,554	State Bank of India (INR)	4,963,681
		29,444,404
	Chemicals — 2.1%
143,659	Asian Paints Ltd. (INR)	5,025,459
	Construction & Engineering — 2.0%
114,455	Larsen & Toubro Ltd. (INR)	4,870,488
	Construction Materials — 4.3%
163,151	Grasim Industries Ltd. (INR)	5,224,843
37,861	UltraTech Cement Ltd. (INR)	5,297,657
		10,522,500
	Consumer Finance — 4.0%
58,046	Bajaj Finance Ltd. (INR)	4,953,131
137,346	Shriram Finance Ltd. (INR)	4,795,477
		9,748,608
	Electric Utilities — 2.0%
1,254,253	Power Grid Corp. of India Ltd. (INR)	4,977,905
	Financial Services — 2.0%
256,115	Bajaj Finserv Ltd. (INR)	4,877,818
	Food Products — 6.2%
76,726	Britannia Industries Ltd. (INR) (b)	5,038,130
163,248	Nestle India Ltd. (INR)	4,995,374
375,153	Tata Consumer Products Ltd. (INR)	4,937,331
		14,970,835
	Health Care Providers & Services — 2.0%
65,230	Apollo Hospitals Enterprise Ltd. (INR)	4,838,773
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.1%
1,137,987	NTPC Ltd. (INR)	$5,163,332
	Insurance — 4.1%
694,885	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	4,958,672
280,877	SBI Life Insurance Co., Ltd. (INR) (c) (d)	5,025,387
		9,984,059
	IT Services — 12.4%
283,603	HCL Technologies Ltd. (INR)	4,964,136
266,314	Infosys Ltd. (INR)	5,003,717
80,143	LTIMindtree Ltd. (INR) (c) (d)	5,175,525
106,981	Tata Consultancy Services Ltd. (INR)	5,008,783
287,615	Tech Mahindra Ltd. (INR)	4,933,475
826,492	Wipro Ltd. (INR)	5,102,916
		30,188,552
	Life Sciences Tools & Services — 2.1%
90,464	Divi’s Laboratories Ltd. (INR)	4,986,518
	Metals & Mining — 6.1%
599,041	Hindalco Industries Ltd. (INR)	4,982,340
441,599	JSW Steel Ltd. (INR)	4,932,987
2,337,446	Tata Steel Ltd. (INR)	4,877,697
		14,793,024
	Oil, Gas & Consumable Fuels — 8.4%
1,385,901	Bharat Petroleum Corp., Ltd. (INR)	5,051,652
875,104	Coal India Ltd. (INR)	4,965,438
1,537,987	Oil & Natural Gas Corp., Ltd. (INR)	5,057,305
141,197	Reliance Industries Ltd. (INR)	5,301,269
		20,375,664
	Personal Care Products — 2.1%
168,836	Hindustan Unilever Ltd. (INR)	5,007,224
	Pharmaceuticals — 6.2%
273,816	Cipla Ltd. (INR)	4,862,440
67,558	Dr. Reddy’s Laboratories Ltd. (INR)	5,186,988
272,816	Sun Pharmaceutical Industries Ltd. (INR)	4,975,713
		15,025,141
	Textiles, Apparel & Luxury Goods — 2.0%
120,690	Titan Co., Ltd. (INR)	4,927,032
	Tobacco — 2.0%
970,098	ITC Ltd. (INR)	4,943,123
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.0%
129,495	Adani Enterprises Ltd. (INR)	$4,933,893
	Transportation Infrastructure — 2.1%
282,006	Adani Ports & Special Economic Zone Ltd. (INR)	4,998,748
	Wireless Telecommunication Services — 2.1%
290,217	Bharti Airtel Ltd. (INR)	5,025,788

	Total Investments — 102.5%	249,125,416
	(Cost $193,571,938)
	Net Other Assets and Liabilities — (2.5)%	(6,050,772)
	Net Assets — 100.0%	$243,074,644

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
India	102.5%
Total Investments	102.5
Net Other Assets and Liabilities	(2.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 249,125,416	$ 249,125,416	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.3%
	Banks — 2.7%
21,479	Banque Cantonale Vaudoise (CHF)	$2,279,507
	Capital Markets — 12.7%
269,734	EFG International AG (CHF)	3,968,928
49,427	Julius Baer Group Ltd. (CHF)	2,761,685
480	Partners Group Holding AG (CHF)	616,529
111,614	UBS Group AG (CHF)	3,285,870
		10,633,012
	Chemicals — 4.1%
334	Givaudan S.A. (CHF)	1,583,661
6,386	Sika AG (CHF)	1,828,125
		3,411,786
	Construction Materials — 4.7%
44,125	Holcim AG (CHF)	3,910,326
	Diversified Telecommunication Services — 3.1%
4,606	Swisscom AG (CHF)	2,591,500
	Electric Utilities — 3.7%
19,486	BKW AG (CHF)	3,107,957
	Electrical Equipment — 5.2%
78,100	ABB Ltd. (CHF)	4,339,420
	Food Products — 4.6%
821	Barry Callebaut AG (CHF)	1,337,797
2,558	Emmi AG (CHF)	2,528,248
		3,866,045
	Health Care Equipment & Supplies — 6.1%
6,370	Sonova Holding AG (CHF)	1,968,181
4,297	Straumann Holding AG (CHF)	532,312
5,769	Ypsomed Holding AG (CHF)	2,594,108
		5,094,601
	Health Care Providers & Services — 3.2%
32,034	Galenica AG (CHF) (b) (c)	2,622,406
	Insurance — 6.9%
4,421	Baloise Holding AG (CHF)	778,454
15,081	Helvetia Holding AG (CHF)	2,039,448
998	Swiss Life Holding AG (CHF)	733,796
6,161	Swiss Re AG (CHF)	764,596
2,651	Zurich Insurance Group AG (CHF)	1,413,650
		5,729,944
Shares	Description	Value

	Life Sciences Tools & Services — 5.5%
3,294	Lonza Group AG (CHF)	$1,797,960
2,711	Siegfried Holding AG (CHF)	2,815,252
		4,613,212
	Machinery — 15.0%
8,248	Bucher Industries AG (CHF)	3,323,252
2,985	Daetwyler Holding AG (CHF)	560,819
28,607	Georg Fischer AG (CHF)	1,918,384
5,564	Schindler Holding AG (CHF)	1,398,354
22,366	SFS Group AG (CHF)	2,972,342
4,147	VAT Group AG (CHF) (b) (c)	2,351,251
		12,524,402
	Pharmaceuticals — 5.3%
6,865	Novartis AG (CHF)	734,829
4,766	Roche Holding AG (CHF)	1,323,520
64,593	Sandoz Group AG (CHF)	2,339,425
		4,397,774
	Professional Services — 2.8%
70,587	Adecco Group AG (CHF)	2,342,818
	Real Estate Management & Development — 0.8%
4,954	PSP Swiss Property AG (CHF)	635,758
	Software — 1.2%
14,897	Temenos AG (CHF)	1,028,008
	Specialty Retail — 1.6%
35,225	Avolta AG (CHF)	1,368,304
	Technology Hardware, Storage & Peripherals — 3.4%
29,219	Logitech International S.A. (CHF)	2,826,774
	Textiles, Apparel & Luxury Goods — 3.1%
12,743	Swatch Group (The) AG (CHF)	2,610,439
	Transportation Infrastructure — 2.6%
9,954	Flughafen Zurich AG (CHF)	2,201,413
	Total Common Stocks	82,135,406
	(Cost $75,374,354)
MONEY MARKET FUNDS — 0.1%
59,067	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	59,067
	(Cost $59,067)

	Total Investments — 98.4%	82,194,473
	(Cost $75,433,421)
	Net Other Assets and Liabilities — 1.6%	1,304,651
	Net Assets — 100.0%	$83,499,124

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	98.3%
United States	0.1
Total Investments	98.4
Net Other Assets and Liabilities	1.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 82,135,406	$ 82,135,406	$ —	$ —
Money Market Funds	59,067	59,067	—	—
Total Investments	$82,194,473	$82,194,473	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 5.3%
1,529	Audinate Group Ltd. (AUD) (c)	$16,146
5,106	Bega Cheese Ltd. (AUD)	14,476
10,539	Cettire Ltd. (AUD) (c)	8,226
982	Codan Ltd. (AUD)	7,881
2,092	Downer EDI Ltd. (AUD)	6,475
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	0
2,590	GrainCorp Ltd., Class A (AUD)	15,325
10,916	Helia Group Ltd. (AUD)	28,182
1,480	Iluka Resources Ltd. (AUD)	6,467
7,385	Incitec Pivot Ltd. (AUD)	14,287
24,701	Karoon Energy Ltd. (AUD) (c)	30,155
320	Lovisa Holdings Ltd. (AUD)	7,017
2,136	Megaport Ltd. (AUD) (c)	15,988
6,884	New Hope Corp., Ltd. (AUD)	22,410
32,665	Perenti Ltd. (AUD)	21,791
4,963	Perseus Mining Ltd. (AUD)	7,780
112,367	Red 5 Ltd. (AUD) (c)	26,986
99,263	Resolute Mining Ltd. (AUD) (c)	34,433
8,240	Sigma Healthcare Ltd. (AUD)	7,009
16,576	Stanmore Resources Ltd. (AUD)	39,145
2,440	Temple & Webster Group Ltd. (AUD) (c)	15,284
8,315	Ventia Services Group Pty Ltd. (AUD)	21,245
26,677	West African Resources Ltd. (AUD) (c)	28,652
4,073	Westgold Resources Ltd. (AUD)	6,575
6,012	Whitehaven Coal Ltd. (AUD)	30,681
		432,616
	Belgium — 0.8%
2,579	Proximus SADP (EUR)	20,577
510	Solvay S.A. (EUR)	17,953
4,596	X-Fab Silicon Foundries SE (EUR) (c) (h) (i)	29,434
		67,964
	Bermuda — 3.2%
3,144	BW LPG Ltd. (NOK) (h) (i)	58,392
42,000	First Pacific Co., Ltd. (HKD)	19,524
4,048	Hafnia Ltd. (NOK)	34,008
1,781	Lancashire Holdings Ltd. (GBP)	13,823
8,000	Luk Fook Holdings International Ltd. (HKD)	17,026
7,757	Odfjell Drilling Ltd. (NOK)	42,211
49,334	Pacific Basin Shipping Ltd. (HKD)	15,541
566	Stolt-Nielsen Ltd. (NOK)	26,771
20,000	Yue Yuen Industrial Holdings Ltd. (HKD)	38,673
		265,969
Shares	Description	Value

	Canada — 9.5%
1,108	Aecon Group, Inc. (CAD)	$13,752
563	Badger Infrastructure Solutions Ltd. (CAD)	16,951
1,969	Bausch Health Cos, Inc. (CAD) (c)	13,731
2,546	Bird Construction, Inc. (CAD)	49,913
362	Boardwalk Real Estate Investment Trust (CAD)	18,650
11,282	Calibre Mining Corp. (CAD) (c)	14,844
1,057	Canadian Solar, Inc. (c)	15,591
2,661	Cardinal Energy Ltd. (CAD)	13,032
4,439	Chemtrade Logistics Income Fund (CAD)	29,982
544	CI Financial Corp. (CAD)	5,726
470	Cogeco Communications, Inc. (CAD)	17,724
8,093	Converge Technology Solutions Corp. (CAD)	25,437
3,659	Dundee Precious Metals, Inc. (CAD)	28,645
325	Hammond Power Solutions (CAD)	26,486
3,114	Kelt Exploration Ltd. (CAD) (c)	14,500
393	Linamar Corp. (CAD)	19,101
6,464	Lithium Americas Argentina Corp. (CAD) (c)	20,601
3,099	Martinrea International, Inc. (CAD)	26,050
16,534	New Gold, Inc. (CAD) (c)	32,632
6,160	Nexus Industrial REIT (CAD)	30,529
3,172	NuVista Energy Ltd. (CAD) (c)	32,971
4,215	Obsidian Energy Ltd. (CAD) (c)	31,550
16,950	Osisko Mining, Inc. (CAD) (c)	35,435
1,381	Paramount Resources Ltd., Class A (CAD)	31,374
2,193	Parex Resources, Inc. (CAD)	35,138
1,893	Peyto Exploration & Development Corp. (CAD) (e)	20,175
521	Precision Drilling Corp. (CAD) (c)	36,636
3,380	Secure Energy Services, Inc. (CAD)	29,920
2,380	Torex Gold Resources, Inc. (CAD) (c)	36,882
640	Transcontinental, Inc., Class A (CAD)	7,073
6,810	Trican Well Service Ltd. (CAD)	23,993
905	Trisura Group Ltd. (CAD) (c)	27,374
		782,398
	Cayman Islands — 0.8%
9,000	Central New Energy Holding Group Ltd. (HKD) (c)	9,243
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
30,000	Mongolian Mining Corp. (HKD) (c)	$34,422
24,000	United Laboratories International Holdings (The) Ltd. (HKD)	25,324
		68,989
	Denmark — 1.1%
931	Bavarian Nordic A/S (DKK) (c)	23,075
382	cBrain A/S (DKK)	13,384
861	D/S Norden A/S (DKK)	37,487
720	DFDS A/S (DKK)	20,358
		94,304
	France — 1.7%
1,414	Beneteau SACA (EUR)	14,795
5,857	Derichebourg S.A. (EUR)	26,659
4,608	Etablissements Maurel et Prom S.A. (EUR)	29,782
992	Rubis S.C.A. (EUR)	27,898
2,283	Television Francaise 1 S.A. (EUR)	17,824
705	Vicat SACA (EUR)	25,331
		142,289
	Germany — 1.9%
1,207	1&1 AG (EUR)	20,605
2,191	Deutz AG (EUR)	14,149
892	K+S AG (EUR)	12,013
1,047	LANXESS AG (EUR)	25,767
1,706	SAF-Holland SE (EUR)	33,800
533	Salzgitter AG (EUR)	10,303
1,940	Suedzucker AG (EUR)	28,256
176	SUESS MicroTec SE (EUR)	11,592
		156,485
	Greece — 0.3%
3,231	FF Group (EUR) (c) (d) (f) (g)	0
934	Motor Oil Hellas Corinth Refineries S.A. (EUR)	23,446
		23,446
	Guernsey — 0.1%
887	Burford Capital Ltd. (GBP)	11,437
	Hong Kong — 0.1%
6,000	Hang Lung Group Ltd. (HKD)	6,531
	Ireland — 0.6%
23,106	Greencore Group PLC (GBP) (c)	48,602
	Israel — 1.6%
108	Fattal Holdings 1998 Ltd. (ILS) (c)	11,085
74	Fox Wizel Ltd. (ILS)	5,002
2,883	Harel Insurance Investments & Financial Services Ltd. (ILS)	23,073
26	Israel Corp., Ltd. (ILS)	5,797
Shares	Description	Value

	Israel (Continued)
258	Menora Mivtachim Holdings Ltd. (ILS)	$6,182
20,079	Migdal Insurance & Financial Holding Ltd. (ILS)	22,385
104,529	Oil Refineries Ltd. (ILS)	24,076
1,028	Tel Aviv Stock Exchange Ltd. (ILS)	7,348
636	Tower Semiconductor Ltd. (ILS) (c)	24,449
		129,397
	Italy — 1.6%
3,717	Banca Popolare di Sondrio S.p.A. (EUR)	26,591
520	BFF Bank S.p.A. (EUR) (h) (i)	4,940
695	Credito Emiliano S.p.A. (EUR)	6,922
527	Danieli & C Officine Meccaniche S.p.A. (EUR)	15,041
1,895	Fincantieri S.p.A. (EUR) (c) (e)	9,196
4,438	MAIRE S.p.A. (EUR)	36,787
543	SAES Getters S.p.A. (EUR)	16,283
8,625	Webuild S.p.A. (EUR)	18,917
		134,677
	Japan — 38.6%
800	Adastria Co., Ltd. (JPY)	18,074
1,300	Ai Holdings Corp. (JPY)	19,198
900	Air Water, Inc. (JPY)	12,170
3,100	Aisan Industry Co., Ltd. (JPY)	26,975
900	AOKI Holdings, Inc. (JPY)	7,479
800	ASAHI YUKIZAI Corp. (JPY)	26,055
700	Bank of Nagoya (The) Ltd. (JPY)	33,719
1,200	Bunka Shutter Co., Ltd. (JPY)	13,134
2,800	Chugoku Electric Power (The) Co., Inc. (JPY)	18,387
2,400	Chugoku Marine Paints Ltd. (JPY)	30,341
700	Daicel Corp. (JPY)	6,711
2,200	Dai-Dan Co., Ltd. (JPY)	41,979
600	Daido Steel Co., Ltd. (JPY)	5,538
300	Daihen Corp. (JPY)	15,476
500	Daikokutenbussan Co., Ltd. (JPY)	26,602
200	Daishi Hokuetsu Financial Group, Inc. (JPY)	6,377
700	DCM Holdings Co., Ltd. (JPY)	6,352
1,300	DMG Mori Co., Ltd. (JPY)	33,750
900	Electric Power Development Co., Ltd. (JPY)	14,043
300	Exedy Corp. (JPY)	5,497
2,400	FCC Co., Ltd. (JPY)	35,040
1,100	Ferrotec Holdings Corp. (JPY)	18,945
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
2,000	Financial Partners Group Co., Ltd. (JPY)	$27,820
500	FP Partner, Inc. (JPY)	9,090
600	Fuji Media Holdings, Inc. (JPY)	6,845
700	Fujita Kanko, Inc. (JPY) (c) (e)	42,377
700	Furukawa Electric Co., Ltd. (JPY)	17,725
4,500	Futaba Industrial Co., Ltd. (JPY)	24,697
700	Glory Ltd. (JPY)	12,197
700	Godo Steel Ltd. (JPY)	22,320
2,000	G-Tekt Corp. (JPY)	24,327
3,700	Gunma Bank (The) Ltd. (JPY)	23,618
200	Hanwa Co., Ltd. (JPY)	7,657
500	Heiwado Co., Ltd. (JPY)	7,508
1,000	Hirogin Holdings, Inc. (JPY)	7,726
4,000	Hitachi Zosen Corp. (JPY)	26,155
6,400	Hokkaido Electric Power Co., Inc. (JPY)	47,496
2,300	Hokuetsu Corp. (JPY) (e)	15,125
3,900	Hokuriku Electric Power Co. (JPY)	24,689
1,100	Hosiden Corp. (JPY)	14,713
2,500	Iino Kaiun Kaisha Ltd. (JPY)	19,889
800	Japan Petroleum Exploration Co., Ltd. (JPY)	32,320
300	Japan Steel Works (The) Ltd. (JPY)	7,986
2,200	JTEKT Corp. (JPY)	15,308
5,700	JVCKenwood Corp. (JPY)	33,019
400	Kanamoto Co., Ltd. (JPY)	7,374
2,400	Kandenko Co., Ltd. (JPY)	25,687
300	Kaneka Corp. (JPY)	7,878
1,600	Kanematsu Corp. (JPY)	26,791
300	Kasumigaseki Capital Co., Ltd. (JPY)	25,806
2,100	Konishi Co., Ltd. (JPY)	16,981
1,200	Krosaki Harima Corp. (JPY)	20,824
300	Kumagai Gumi Co., Ltd. (JPY)	6,853
5,100	Kumiai Chemical Industry Co., Ltd. (JPY)	25,517
900	Kura Sushi, Inc. (JPY)	22,627
700	Kuraray Co., Ltd. (JPY)	8,047
800	KYB Corp. (JPY)	26,950
2,200	Kyoei Steel Ltd. (JPY)	28,661
1,600	Kyokuto Kaihatsu Kogyo Co., Ltd. (JPY)	24,981
700	Kyudenko Corp. (JPY)	25,726
1,900	Kyushu Financial Group, Inc. (JPY)	11,139
6,200	Leopalace21 Corp. (JPY)	19,807
Shares	Description	Value

	Japan (Continued)
500	M&A Research Institute Holdings, Inc. (JPY) (c)	$12,477
300	Makino Milling Machine Co., Ltd. (JPY)	12,586
700	Maruha Nichiro Corp. (JPY)	13,736
1,200	Megmilk Snow Brand Co., Ltd. (JPY)	19,400
700	Meidensha Corp. (JPY)	15,880
600	Meiko Electronics Co., Ltd. (JPY)	26,739
2,900	Mitsubishi Logisnext Co., Ltd. (JPY)	28,858
400	Mitsubishi Materials Corp. (JPY)	7,337
800	Mitsubishi Shokuhin Co., Ltd. (JPY)	27,149
1,400	Mitsui DM Sugar Holdings Co., Ltd. (JPY)	29,498
2,800	Mitsui E&S Co., Ltd. (JPY)	25,339
3,800	Mizuho Leasing Co., Ltd. (JPY)	26,595
800	Mizuno Corp. (JPY)	39,381
1,700	Modec, Inc. (JPY)	30,663
300	Money Forward, Inc. (JPY) (c)	10,060
1,700	Morinaga Milk Industry Co., Ltd. (JPY)	35,619
300	Nachi-Fujikoshi Corp. (JPY)	6,545
2,100	Namura Shipbuilding Co., Ltd. (JPY)	31,443
2,800	NHK Spring Co., Ltd. (JPY)	27,906
1,700	Nikkiso Co., Ltd. (JPY)	12,172
400	Nikkon Holdings Co., Ltd. (JPY)	9,047
600	Nippon Light Metal Holdings Co., Ltd. (JPY)	6,716
3,500	Nippon Seiki Co., Ltd. (JPY)	32,065
500	Nippon Television Holdings, Inc. (JPY)	7,221
500	Nishio Holdings Co., Ltd. (JPY)	12,835
4,400	Nissui Corp. (JPY)	23,596
600	Nittetsu Mining Co., Ltd. (JPY)	18,982
1,000	Nomura Micro Science Co., Ltd. (JPY)	26,851
300	Noritake Co., Ltd. (JPY)	7,431
900	NS United Kaiun Kaisha Ltd. (JPY)	28,305
3,400	NTN Corp. (JPY)	6,769
2,700	Oki Electric Industry Co., Ltd. (JPY)	17,050
200	Open House Group Co., Ltd. (JPY)	6,126
300	Organo Corp. (JPY)	15,402
2,500	Pacific Industrial Co., Ltd. (JPY)	23,432
400	PAL GROUP Holdings Co., Ltd. (JPY)	4,507
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
500	PILLAR Corp. (JPY)	$16,688
600	PKSHA Technology, Inc. (JPY) (c)	13,220
2,400	Pressance Corp. (JPY)	29,208
1,800	Rengo Co., Ltd. (JPY)	11,674
5,400	Round One Corp. (JPY)	27,723
1,100	Ryobi Ltd. (JPY)	15,670
300	S Foods, Inc. (JPY)	5,419
1,300	Sakata INX Corp. (JPY)	14,576
200	Sakura Internet, Inc. (JPY)	5,401
800	SAMTY HOLDINGS Co., Ltd. (JPY)	12,341
2,100	San-Ai Obbli Co., Ltd. (JPY)	26,927
900	San-In Godo Bank (The) Ltd. (JPY)	8,016
2,000	Sanki Engineering Co., Ltd. (JPY)	26,465
1,200	Sanwa Holdings Corp. (JPY)	21,939
600	Sanyo Denki Co., Ltd. (JPY)	27,149
1,400	Sanyo Special Steel Co., Ltd. (JPY)	18,517
1,400	SBI Sumishin Net Bank Ltd. (JPY)	26,583
800	Seiko Group Corp. (JPY)	24,439
1,200	Shibaura Machine Co., Ltd. (JPY)	28,753
900	Shikoku Electric Power Co., Inc. (JPY)	7,720
1,700	Shinagawa Refractories Co., Ltd. (JPY)	20,974
3,200	Shinnihon Corp. (JPY)	32,559
600	Showa Sangyo Co., Ltd. (JPY)	11,729
600	Siix Corp. (JPY)	4,788
1,000	Sinfonia Technology Co., Ltd. (JPY)	21,132
1,100	Sinko Industries Ltd. (JPY)	28,305
1,000	SKY Perfect JSAT Holdings, Inc. (JPY)	5,395
300	Starts Corp., Inc. (JPY)	6,330
800	Sugi Holdings Co., Ltd. (JPY)	11,009
4,000	Sumitomo Riko Co., Ltd. (JPY)	36,895
1,100	Sumitomo Rubber Industries Ltd. (JPY)	10,956
600	Sun Frontier Fudousan Co., Ltd. (JPY)	7,511
1,100	SWCC Corp. (JPY)	33,672
900	Taiheiyo Cement Corp. (JPY)	22,588
900	Takasago Thermal Engineering Co., Ltd. (JPY)	31,997
700	Takeuchi Manufacturing Co., Ltd. (JPY)	24,495
Shares	Description	Value

	Japan (Continued)
600	Tamron Co., Ltd. (JPY)	$15,532
4,400	Toa Corp. (JPY)	27,868
1,300	Toho Gas Co., Ltd. (JPY)	31,536
600	Toho Holdings Co., Ltd. (JPY)	15,678
4,500	Tohoku Electric Power Co., Inc. (JPY)	40,598
3,200	Tokai Carbon Co., Ltd. (JPY)	18,308
1,600	Tokai Rika Co., Ltd. (JPY)	21,461
100	Token Corp. (JPY)	7,409
600	Tokyo Electron Device Ltd. (JPY)	15,961
800	Tomy Co., Ltd. (JPY)	15,752
2,100	Topre Corp. (JPY)	27,580
1,900	Torishima Pump Manufacturing Co., Ltd. (JPY)	37,495
700	Towa Pharmaceutical Co., Ltd. (JPY)	12,787
300	Toyo Tanso Co., Ltd. (JPY)	12,549
1,500	Toyo Tire Corp. (JPY)	23,947
1,000	Toyoda Gosei Co., Ltd. (JPY)	17,580
2,200	TPR Co. Ltd. (JPY)	34,937
800	Tsubakimoto Chain Co. (JPY)	30,978
200	UACJ Corp. (JPY)	4,780
200	Ulvac, Inc. (JPY)	13,065
2,700	Universal Entertainment Corp. (JPY)	26,448
800	Usen-Next Holdings Co., Ltd. (JPY)	22,376
600	UT Group Co., Ltd. (JPY)	12,139
1,100	YAMABIKO Corp. (JPY)	15,602
1,400	Yamaguchi Financial Group, Inc. (JPY)	15,885
200	Yamato Kogyo Co., Ltd. (JPY)	9,728
1,100	Yellow Hat Ltd. (JPY)	15,725
400	Yokogawa Bridge Holdings Corp. (JPY)	6,733
400	Yuasa Trading Co., Ltd. (JPY)	14,097
2,900	Yurtec Corp. (JPY)	26,947
		3,180,060
	Jersey — 0.4%
4,579	Yellow Cake PLC (GBP) (c) (h) (i)	33,688
	Luxembourg — 0.1%
440	APERAM S.A. (EUR)	11,375
	Marshall Islands — 0.4%
477	Teekay Tankers Ltd., Class A	32,822
	Netherlands — 1.7%
1,845	Cementir Holding N.V. (EUR)	18,415
1,429	Fugro N.V. (EUR)	34,526
7,342	Koninklijke BAM Groep N.V. (EUR)	30,838
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
10,725	MFE-MediaForEurope N.V., Class A (EUR)	$36,962
128	Redcare Pharmacy N.V. (EUR) (c) (h) (i)	15,627
		136,368
	New Zealand — 0.1%
2,042	Summerset Group Holdings Ltd. (NZD)	11,816
	Norway — 2.6%
9,731	Aker Solutions ASA (NOK)	40,284
4,097	Hoegh Autoliners ASA (NOK)	48,272
2,405	Klaveness Combination Carriers ASA (NOK) (h) (i)	24,733
15,273	LINK Mobility Group Holding ASA (NOK) (c)	29,396
23,068	Norwegian Air Shuttle ASA (NOK) (c)	27,179
4,276	Wallenius Wilhelmsen ASA (NOK)	43,613
		213,477
	Portugal — 0.6%
6,694	Mota-Engil SGPS S.A. (EUR)	24,676
21,975	Sonae SGPS S.A. (EUR)	20,592
		45,268
	Singapore — 0.2%
3,300	UOL Group Ltd. (SGD)	12,655
	South Korea — 16.1%
2,349	BNK Financial Group, Inc. (KRW)	14,454
709	Boryung (KRW)	4,945
83	Chong Kun Dang Pharmaceutical Corp. (KRW)	5,903
153	CJ Corp. (KRW)	13,505
333	Coway Co., Ltd. (KRW)	15,531
478	Daesang Corp. (KRW)	9,775
12,568	Daewoo Engineering & Construction Co., Ltd. (KRW) (c)	33,965
854	DB HiTek Co., Ltd. (KRW)	30,338
567	DN Automotive Corp. (KRW)	32,788
874	Doosan Bobcat, Inc. (KRW)	32,573
313	Doosan Co., Ltd. (KRW)	49,343
885	DoubleUGames Co., Ltd. (KRW)	29,639
131	F&F Co., Ltd. (KRW)	5,939
773	GS Holdings Corp. (KRW)	26,338
1,162	Hankook & Company Co., Ltd. (KRW)	12,840
937	Hansae Co., Ltd. (KRW)	13,716
332	Hanwha Corp. (KRW)	6,476
Shares	Description	Value

	South Korea (Continued)
4,686	Hanwha Investment & Securities Co., Ltd. (KRW) (c)	$10,996
1,393	Harim Holdings Co., Ltd. (KRW)	6,001
320	HD Hyundai Construction Equipment Co., Ltd. (KRW)	12,786
2,190	HD Hyundai Infracore Co., Ltd. (KRW)	12,155
2,631	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW)	34,787
49	Hugel, Inc. (KRW) (c)	8,223
169	Hyosung Heavy Industries Corp. (KRW)	42,480
678	Hyundai Elevator Co., Ltd. (KRW)	21,796
282	Hyundai Engineering & Construction Co., Ltd. (KRW)	6,566
304	Hyundai Marine & Fire Insurance Co., Ltd. (KRW)	7,619
545	Hyundai Rotem Co., Ltd. (KRW)	16,154
589	Hyundai Steel Co. (KRW)	12,430
209	IsuPetasys Co., Ltd. (KRW)	8,913
2,875	JB Financial Group Co., Ltd. (KRW)	30,578
571	Kangwon Land, Inc. (KRW)	5,758
35	KCC Corp. (KRW)	7,844
152	KIWOOM Securities Co., Ltd. (KRW)	13,903
281	Korea Investment Holdings Co., Ltd. (KRW)	14,290
200	Kumho Petrochemical Co., Ltd. (KRW)	21,286
4,710	Kumho Tire Co., Inc. (KRW) (c)	22,378
142	LG Innotek Co., Ltd. (KRW)	28,060
3,730	LG Uplus Corp. (KRW)	26,610
106	LIG Nex1 Co., Ltd. (KRW)	16,942
220	Lotte Chilsung Beverage Co., Ltd. (KRW)	21,225
988	LOTTE Fine Chemical Co., Ltd. (KRW)	31,940
255	Lotte Shopping Co., Ltd. (KRW)	11,764
413	LS Corp. (KRW)	43,175
288	LS Electric Co., Ltd. (KRW)	46,134
706	LX International Corp. (KRW)	15,643
1,153	Mirae Asset Securities Co., Ltd. (KRW)	6,131
1,799	Myoung Shin Industrial Co., Ltd. (KRW)	18,493
502	OCI Holdings Co., Ltd. (KRW)	32,275
102	Orion Corp. (KRW)	6,832
47	Ottogi Corp. (KRW)	14,785
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
6,600	Pan Ocean Co., Ltd. (KRW)	$20,546
373	Poongsan Corp. (KRW)	17,153
372	Samsung E&A Co., Ltd (KRW) (c)	6,527
1,655	SeAH Besteel Holdings Corp. (KRW)	24,948
480	Sebang Global Battery Co., Ltd. (KRW)	36,266
110	Shinsegae, Inc. (KRW)	12,538
86	Shinsung Delta Tech Co., Ltd. (KRW)	3,880
314	SK Gas Ltd. (KRW)	39,874
1,485	SL Corp. (KRW)	48,116
535	Solus Advanced Materials Co., Ltd. (KRW)	7,089
76	SOOP Co., Ltd (KRW)	7,249
633	Soulbrain Holdings Co., Ltd. (KRW)	30,811
3,959	Sungwoo Hitech Co., Ltd. (KRW)	25,885
2,060	Woori Technology Investment Co., Ltd. (KRW) (c)	11,733
1,167	Youngone Corp. (KRW)	29,546
546	Youngone Holdings Co., Ltd. (KRW)	32,764
		1,329,945
	Spain — 1.1%
4,363	Atresmedia Corp. de Medios de Comunicacion S.A. (EUR)	20,676
191	Construcciones y Auxiliar de Ferrocarriles S.A. (EUR)	7,180
4,326	Gestamp Automocion S.A. (EUR) (h) (i)	12,879
1,342	Indra Sistemas S.A. (EUR)	27,753
533	Let’s GOWEX S.A. (EUR) (c) (d) (f) (g) (j)	0
1,721	Melia Hotels International S.A. (EUR) (c)	14,127
5,620	Unicaja Banco S.A. (EUR) (h) (i)	7,668
		90,283
	Sweden — 2.5%
4,671	Ambea AB (SEK) (h) (i)	34,551
703	Betsson AB, Class B (SEK)	8,218
979	BoneSupport Holding AB (SEK) (c) (h) (i)	24,292
651	Bure Equity AB (SEK)	21,927
227	Hemnet Group AB (SEK)	6,858
1,162	Munters Group AB (SEK) (h) (i)	21,905
1,516	NCC AB, Class B (SEK)	19,667
Shares	Description	Value

	Sweden (Continued)
1,744	New Wave Group AB, Class B (SEK) (e)	$18,017
1,105	Peab AB, Class B (SEK)	6,949
5,946	Scandic Hotels Group AB (SEK) (c) (e) (h) (i)	36,016
13,059	Storskogen Group AB, Class B (SEK)	10,103
		208,503
	Switzerland — 0.4%
371	Accelleron Industries AG (CHF)	14,535
575	Implenia AG (CHF)	20,576
		35,111
	United Kingdom — 6.4%
174	4imprint Group PLC (GBP)	12,889
9,447	Alphawave IP Group PLC (GBP) (c)	17,196
4,239	Babcock International Group PLC (GBP)	27,971
1,442	Balfour Beatty PLC (GBP)	6,657
2,636	Close Brothers Group PLC (GBP)	14,115
9,101	Currys PLC (GBP) (c)	8,283
2,928	Diversified Energy Co. PLC (GBP) (i)	38,863
5,498	Drax Group PLC (GBP)	34,208
6,110	Firstgroup PLC (GBP)	12,227
4,497	Future PLC (GBP)	59,632
8,340	Hunting PLC (GBP)	43,593
764	JET2 PLC (GBP)	12,642
1,578	Keller Group PLC (GBP)	24,495
20,946	Kier Group PLC (GBP)	35,057
1,461	Safestore Holdings PLC (GBP)	14,212
8,715	Serco Group PLC (GBP)	19,797
14,623	Serica Energy PLC (GBP)	25,121
19,102	Shaftesbury Capital PLC (GBP)	33,612
6,545	Target Healthcare REIT PLC (GBP)	6,495
616	TORM PLC, Class A (DKK)	24,060
5,544	Trustpilot Group PLC (GBP) (c) (h) (i)	15,068
7,225	Zigup PLC (GBP)	38,496
		524,689
	Total Common Stocks	8,231,164
	(Cost $7,769,220)

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$107,273	Mizuho Financial Group, Inc., 5.32% (k), dated 06/28/24, due 07/01/24, with a maturity value of $107,321. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $109,418. (l)	$107,273
	(Cost $107,273)

	Total Investments — 101.1%	8,338,437
	(Cost $7,876,493)
	Net Other Assets and Liabilities — (1.1)%	(88,684)
	Net Assets — 100.0%	$8,249,753

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $95,591 and the total value of the collateral held by the Fund is $107,273.

(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of June 30, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	38.1%
KRW	15.9
EUR	9.7
CAD	9.2
GBP	7.3
AUD	5.2
NOK	4.5
SEK	2.5
HKD	2.0
USD	1.9
ILS	1.6
DKK	1.4
CHF	0.4
SGD	0.2
NZD	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 432,616	$ 432,616	$ —	$ —**
Greece	23,446	23,446	—	—**
Spain	90,283	90,283	—	—**
Other Country Categories*	7,684,819	7,684,819	—	—
Repurchase Agreements	107,273	—	107,273	—
Total Investments	$8,338,437	$8,231,164	$107,273	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$95,591
Non-cash Collateral(2)	(95,591)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$107,273
Non-cash Collateral(4)	(107,273)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Bermuda — 1.4%
2,611,382	China Water Affairs Group Ltd. (HKD)	$1,678,711
1,857,419	COSCO SHIPPING Ports Ltd. (HKD)	1,282,037
53,175	Geopark Ltd.	582,266
1,329,761	Shenzhen International Holdings Ltd. (HKD)	1,060,873
		4,603,887
	Brazil — 9.2%
77,454	3R Petroleum Oleo e Gas S.A. (BRL)	378,118
534,117	Allos S.A. (BRL)	2,017,952
105,457	Banco ABC Brasil S.A. (Preference Shares) (BRL)	417,670
191,402	Banco do Estado do Rio Grande do Sul S.A. (Preference Shares) (BRL)	388,618
805,214	Banco Pan S.A. (Preference Shares) (BRL)	1,165,307
620,499	Bradespar S.A. (Preference Shares) (BRL)	2,054,603
1,200,758	C&A Modas S.A. (BRL) (c)	2,004,091
586,597	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	2,192,092
490,821	Cia De Sanena Do Parana (BRL)	2,419,818
308,849	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	1,450,846
589,438	Cia Ferro Ligas da Bahia- Ferbasa (Preference Shares) (BRL)	850,927
251,003	Cury Construtora e Incorporadora S.A. (BRL)	924,968
102,454	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	345,478
998,131	Dexco (BRL)	1,171,310
246,642	GPS Participacoes e Empreendimentos S.A. (BRL) (d)	760,650
789,255	Grupo SBF S.A. (BRL)	1,702,727
523,609	JHSF Participacoes S.A. (BRL)	369,985
821,612	JSL S.A. (BRL)	1,381,577
1,694,439	Marcopolo S.A. (Preference Shares) (BRL)	1,924,775
247,838	Marfrig Global Foods S.A. (BRL) (c)	547,983
993,280	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,892,351
217,003	Petroreconcavo S.A. (BRL)	719,707
163,377	Porto Seguro S.A. (BRL)	904,549
Shares	Description	Value

	Brazil (Continued)
191,833	Santos Brasil Participacoes S.A. (BRL)	$468,421
173,706	Sendas Distribuidora S.A. (BRL) (c)	321,304
91,815	Tupy S.A. (BRL)	388,113
765,798	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	1,083,605
		30,247,545
	Cayman Islands — 7.0%
1,336,304	3SBio, Inc. (HKD) (c) (d) (e)	1,102,029
152,049	AAC Technologies Holdings, Inc. (HKD)	597,756
2,937,499	China Conch Venture Holdings Ltd. (HKD)	2,738,488
2,860,385	China Education Group Holdings Ltd. (HKD) (e) (f)	1,651,972
4,307,955	China Lesso Group Holdings Ltd. (HKD)	1,721,185
1,943,799	China Medical System Holdings Ltd. (HKD)	1,647,825
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (g) (h) (i)	0
6,715,017	China Resources Building Materials Technology Holdings Ltd. (HKD) (f)	1,186,665
5,497,830	China Yongda Automobiles Services Holdings Ltd. (HKD)	1,210,937
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (g) (h) (i)	0
597,864	EEKA Fashion Holdings Ltd. (HKD)	829,915
4,025,806	Fufeng Group Ltd. (HKD)	2,737,469
640,081	Greentown China Holdings Ltd. (HKD)	503,275
385,816	Horizon Construction Development Ltd. (HKD) (c)	74,109
357,601	Inter & Co., Inc., Class A	2,199,246
500,520	Kingboard Holdings Ltd. (HKD)	1,178,064
1,293,928	Minth Group Ltd. (HKD) (c)	2,011,549
1,085,195	Nexteer Automotive Group Ltd. (HKD)	489,161
794,219	Sany Heavy Equipment International Holdings Co., Ltd. (HKD)	494,286
277,369	Wisdom Marine Lines Co., Ltd. (TWD)	581,388
		22,955,319
	Chile — 0.8%
74,414	CAP S.A. (CLP) (c)	467,368
15,776,366	Colbun S.A. (CLP)	2,041,766
		2,509,134
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China — 5.2%
2,602,804	A-Living Smart City Services Co., Ltd. (HKD) (d) (e) (f)	$933,257
5,600,955	BAIC Motor Corp., Ltd., Class H (HKD) (d) (e)	1,434,478
6,146,583	China Cinda Asset Management Co., Ltd., Class H (HKD) (f)	511,622
3,284,405	China Communications Services Corp. Ltd., Class H (HKD)	1,770,682
7,444,445	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,925,686
4,455,056	China National Building Material Co., Ltd., Class H (HKD)	1,597,397
2,257,964	Guangshen Railway Co., Ltd., Class H (HKD)	612,992
545,964	Inner Mongolia ERDOS Resources Co., Ltd., Class B	455,334
1,637,520	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	780,066
1,771,518	Sinopec Engineering Group Co., Ltd., Class H (HKD)	1,225,014
1,909,838	Xinte Energy Co., Ltd., Class H (HKD) (c) (f)	1,980,995
1,591,311	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,073,909
1,598,052	ZhongAn Online P&C Insurance Co., Ltd., Class H (HKD) (c) (d) (e) (f)	2,779,025
		17,080,457
	Egypt — 0.6%
699,168	EFG Holding S.A.E. (EGP) (c) (j)	286,771
983,902	Ezz Steel Co. S.A.E. (EGP) (c)	1,717,066
		2,003,837
	Hong Kong — 5.1%
528,172	Beijing Enterprises Holdings Ltd. (HKD)	1,772,060
3,942,705	China Everbright Environment Group Ltd. (HKD)	1,979,166
1,221,765	China Nonferrous Mining Corp., Ltd. (HKD)	1,065,459
583,343	China Taiping Insurance Holdings Co., Ltd. (HKD)	596,113
6,316,962	CITIC Telecom International Holdings Ltd. (HKD)	2,119,392
2,183,407	Far East Horizon Ltd. (HKD)	1,420,366
2,385,600	Guangdong Investment Ltd. (HKD)	1,396,097
523,256	Hua Hong Semiconductor Ltd. (HKD) (d) (e) (f)	1,477,490
Shares	Description	Value

	Hong Kong (Continued)
5,207,127	MMG Ltd (HKD) (c) (f)	$1,987,084
5,962,760	Shougang Fushan Resources Group Ltd. (HKD)	2,443,425
926,744	Yuexiu Property Co., Ltd. (HKD)	605,246
		16,861,898
	Hungary — 0.9%
1,038,172	Magyar Telekom Telecommunications PLC (HUF)	2,938,795
	India — 5.9%
33,845	BSE Ltd. (INR)	1,048,196
29,386	Force Motors Ltd. (INR)	3,159,433
652,824	Gujarat State Fertilizers & Chemicals Ltd. (INR)	1,897,701
2,694,619	Hindustan Construction Co., Ltd. (INR) (c)	1,540,105
2,147,540	IFCI Ltd. (INR) (c)	1,585,915
4,994,133	Infibeam Avenues Ltd. (INR)	1,848,825
8,375,406	Jaiprakash Power Ventures Ltd. (INR) (c)	1,968,616
916,182	NCC Ltd. (INR)	3,476,850
67,631	Olectra Greentech Ltd. (INR)	1,443,051
4,687,154	South Indian Bank (The) Ltd. (INR)	1,514,279
		19,482,971
	Indonesia — 4.5%
9,197,503	Aspirasi Hidup Indonesia Tbk PT (IDR)	480,236
10,377,062	Berkah Beton Sadaya Tbk PT (IDR) (c) (g)	6,337
10,900,744	Bukit Asam Tbk PT (IDR)	1,630,951
1,626,895	Gudang Garam Tbk PT (IDR)	1,798,278
3,381,223	Indah Kiat Pulp & Paper Tbk PT (IDR)	1,837,733
1,515,693	Indo Tambangraya Megah Tbk PT (IDR)	2,212,218
2,539,232	Indofood Sukses Makmur Tbk PT (IDR)	942,036
4,375,028	Jasa Marga Persero Tbk PT (IDR)	1,330,543
11,320,004	Medco Energi Internasional Tbk PT (IDR)	922,883
17,853,976	Perusahaan Gas Negara Tbk PT (IDR)	1,679,091
8,068,662	Vale Indonesia Tbk PT (IDR) (c)	2,079,374
		14,919,680
	Malaysia — 6.7%
8,477,500	Bumi Armada Bhd (MYR) (c)	1,006,338
986,200	Dayang Enterprise Holdings Bhd (MYR)	549,805
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
6,358,100	Eco World Development Group Bhd (MYR)	$2,021,653
1,375,400	Gamuda Bhd (MYR)	1,918,417
511,900	Genting Bhd (MYR)	511,086
2,995,100	IJM Corp. Bhd (MYR)	1,936,419
3,814,900	KPJ Healthcare Bhd (MYR)	1,560,733
9,742,300	Mah Sing Group Bhd (MYR)	3,572,693
732,100	Malaysia Airports Holdings Bhd (MYR)	1,536,363
7,321,500	Malaysian Resources Corp. Bhd (MYR)	938,952
4,646,300	Sime Darby Bhd (MYR)	2,580,457
10,504,700	Sime Darby Property Bhd (MYR)	2,983,847
3,402,900	SP Setia Bhd Group (MYR)	995,443
		22,112,206
	Mexico — 2.6%
414,004	Alsea S.A.B. de C.V. (MXN)	1,439,227
1,052,078	FIBRA Macquarie Mexico (MXN) (d) (e)	1,784,421
894,728	Gentera S.A.B. de C.V. (MXN)	1,109,179
817,438	Grupo Televisa S.A.B., Series CPO (MXN)	446,809
734,315	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,845,521
935,709	TF Administradora Industrial S de RL de C.V. (MXN)	2,001,328
		8,626,485
	Philippines — 0.5%
163,050	GT Capital Holdings, Inc. (PHP)	1,724,838
	Poland — 5.7%
103,923	Alior Bank S.A. (PLN)	2,642,187
986,265	Bank Millennium S.A. (PLN) (c) (f)	2,298,055
85,508	CCC S.A. (PLN) (c) (f)	2,612,618
379,078	Cyfrowy Polsat S.A. (PLN) (c) (f)	1,141,288
869,936	Enea S.A. (PLN) (c)	2,301,446
273,977	Jastrzebska Spolka Weglowa S.A. (PLN) (c) (f)	2,014,512
502,506	Orange Polska S.A. (PLN)	971,646
847,953	PGE Polska Grupa Energetyczna S.A. (PLN) (c)	1,511,956
3,326,227	Tauron Polska Energia S.A. (PLN) (c)	3,271,983
		18,765,691
Shares	Description	Value

	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (g) (h) (i)	$0
580,351	Mechel PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 6.2%
235,080	African Rainbow Minerals Ltd. (ZAR)	2,933,049
633,661	Barloworld Ltd. (ZAR)	2,918,628
294,767	Exxaro Resources Ltd. (ZAR)	2,883,876
3,082,431	Fortress Real Estate Investments Ltd., Class B (ZAR)	2,798,860
97,102	Foschini Group (The) Ltd. (ZAR)	680,535
441,998	Motus Holdings Ltd. (ZAR)	2,244,518
55,615	Mr Price Group Ltd. (ZAR)	629,460
1,041,874	Resilient REIT Ltd. (ZAR)	2,683,461
396,558	Thungela Resources Ltd. (ZAR)	2,429,425
		20,201,812
	Taiwan — 13.1%
596,786	Allis Electric Co., Ltd. (TWD)	2,740,968
170,622	Arcadyan Technology Corp. (TWD)	852,019
2,317,308	BES Engineering Corp. (TWD)	1,057,169
1,724,224	Capital Securities Corp. (TWD)	1,334,033
221,770	Century Iron & Steel Industrial Co., Ltd. (TWD)	2,064,471
377,008	China Motor Corp. (TWD)	1,441,024
184,599	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	1,069,760
345,392	CTCI Corp. (TWD)	564,270
262,231	Darfon Electronics Corp. (TWD)	556,932
286,614	Depo Auto Parts Industrial Co., Ltd. (TWD)	2,107,099
46,811	Ennoconn Corp. (TWD)	484,105
550,068	Far Eastern Department Stores Ltd. (TWD)	576,493
178,157	FLEXium Interconnect, Inc. (TWD)	498,092
245,670	Getac Holdings Corp. (TWD)	863,289
143,193	Huaku Development Co., Ltd. (TWD)	602,495
86,211	Kaori Heat Treatment Co., Ltd. (TWD)	1,280,881
949,827	King’s Town Bank Co., Ltd. (TWD)	1,783,039
361,439	L&K Engineering Co., Ltd. (TWD)	2,679,472
200,454	Marketech International Corp. (TWD)	1,047,330
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
137,865	Merry Electronics Co., Ltd. (TWD)	$586,452
749,405	Orient Semiconductor Electronics Ltd. (TWD)	1,360,601
450,676	Pou Chen Corp. (TWD)	486,218
548,222	Ruentex Industries Ltd. (TWD)	1,152,497
514,552	Run Long Construction Co., Ltd. (TWD)	1,784,353
213,277	Sanyang Motor Co., Ltd. (TWD)	518,705
211,483	Scientech Corp. (TWD)	2,304,432
453,806	Shinfox Energy Co., Ltd. (TWD)	2,210,174
441,541	Supreme Electronics Co., Ltd. (TWD)	1,113,329
1,027,486	Taiwan Business Bank (TWD)	576,430
111,897	Taiwan Hon Chuan Enterprise Co., Ltd. (TWD)	591,537
392,089	Tong Yang Industry Co., Ltd. (TWD)	1,305,291
907,612	TYC Brother Industrial Co., Ltd. (TWD)	2,003,145
210,258	United Integrated Services Co., Ltd. (TWD)	2,372,098
83,780	Yankey Engineering Co., Ltd. (TWD)	1,138,880
		43,107,083
	Thailand — 2.9%
6,898,500	AP Thailand PCL (THB)	1,494,464
1,255,700	Bangchak Corp. PCL (THB)	1,283,160
6,773,100	Banpu PCL (THB)	908,063
4,869,500	Prima Marine PCL (THB)	1,141,159
8,466,400	Quality Houses PCL (THB)	422,195
32,869,400	Sansiri PCL (THB)	1,495,794
2,648,200	Supalai PCL (THB)	1,298,933
951,100	Thai Oil PCL (THB)	1,373,617
		9,417,385
	Turkey — 21.1%
302,471	AG Anadolu Grubu Holding A/S (TRY)	3,369,305
1,196,734	Anadolu Anonim Turk Sigorta Sirketi (TRY) (c)	3,921,345
546,129	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	4,132,583
110,838	Arcelik A/S (TRY)	591,955
551,601	Aygaz A/S (TRY)	3,040,543
6,166,887	Dogan Sirketler Grubu Holding A/S (TRY)	3,182,142
263,396	Dogus Otomotiv Servis ve Ticaret A/S (TRY)	2,129,447
4,427	EGE Endustri VE Ticaret A/S (TRY)	1,709,536
Shares	Description	Value

	Turkey (Continued)
5,123,555	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	$1,523,506
1,423,700	Enerjisa Enerji A/S (TRY) (d) (e)	2,958,162
2,284,222	Kayseri Seker Fabrikasi A/S (TRY)	1,930,639
1,171,271	Mavi Giyim Sanayi Ve Ticaret A/S, Class B (TRY) (d) (e)	4,555,277
1,062,907	MIA Teknoloji A/S (TRY) (c)	2,122,250
202,265	Migros Ticaret A/S (TRY)	3,282,844
361,377	MLP Saglik Hizmetleri A/S (TRY) (c) (d) (e)	3,873,309
142,678	Otokar Otomotiv Ve Savunma Sanayi A/S (TRY)	2,879,361
494,295	Pegasus Hava Tasimaciligi A/S (TRY) (c)	3,449,723
4,134,933	Petkim Petrokimya Holding A/S (TRY) (c)	2,752,844
855,695	Sok Marketler Ticaret A/S (TRY)	1,652,181
463,902	TAV Havalimanlari Holding A/S (TRY) (c)	3,686,526
67,373	Turk Traktor ve Ziraat Makineleri A/S (TRY)	1,924,958
7,799,256	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c)	2,799,203
800,142	Ulker Biskuvi Sanayi A/S (TRY) (c)	4,167,974
971,466	Vestel Elektronik Sanayi ve Ticaret A/S (TRY) (c)	2,342,782
8,722,671	Zorlu Enerji Elektrik Uretim A/S (TRY) (c)	1,477,162
		69,455,557
	Total Common Stocks	327,014,580
	(Cost $300,400,004)
RIGHTS (a) (b) — 0.0%
	Indonesia — 0.0%
487,055	Vale Indonesia Tbk PT, expiring 07/12/24 (IDR) (c) (g)	34,800
	(Cost $0)

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.3%
$3,244,652	Bank of America Corp., 5.31% (k), dated 06/28/24, due 07/01/24, with a maturity value of $3,246,088. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $3,309,545. (l)	$3,244,652
3,785,426	Daiwa Capital Markets America, Inc., 5.34% (k), dated 06/28/24, due 07/01/24, with a maturity value of $3,787,111. Collateralized by U.S. Treasury Securities, interest rate of 0.00% to 4.88%, due 10/17/24 to 08/15/53. The value of the collateral including accrued interest is $3,861,136. (l)	3,785,426
3,785,426	Mizuho Financial Group, Inc., 5.32% (k), dated 06/28/24, due 07/01/24, with a maturity value of $3,787,104. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $3,861,135. (l)	3,785,426
	Total Repurchase Agreements	10,815,504
	(Cost $10,815,504)

	Total Investments — 102.7%	337,864,884
	(Cost $311,215,508)
	Net Other Assets and Liabilities — (2.7)%	(9,024,733)
	Net Assets — 100.0%	$328,840,151

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $10,143,157 and the total value of the collateral held by the Fund is $10,815,504.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the six months ended June 30, 2024.
(k)	Rate shown reflects yield as of June 30, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
TRY	20.6%
HKD	17.1
TWD	12.9
BRL	8.9
MYR	6.5
ZAR	6.0
INR	5.8
PLN	5.6
IDR	4.4
USD	4.1
THB	2.8
MXN	2.6
HUF	0.9
CLP	0.7
EGP	0.6
PHP	0.5
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 22,955,319	$ 22,955,319	$ —	$ —**
Russia	—**	—	—	—**
Thailand	9,417,385	—	9,417,385	—
Other Country Categories*	294,641,876	294,641,876	—	—
Rights*	34,800	34,800	—	—
Repurchase Agreements	10,815,504	—	10,815,504	—
Total Investments	$337,864,884	$317,631,995	$20,232,889	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,143,157
Non-cash Collateral(2)	(10,143,157)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$10,815,504
Non-cash Collateral(4)	(10,815,504)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Austria — 5.2%
7,772	BAWAG Group AG (EUR) (c) (d)	$491,915
11,032	Erste Group Bank AG (EUR)	522,683
10,900	OMV AG (EUR)	474,639
24,694	Raiffeisen Bank International AG (EUR)	428,955
3,388	Verbund AG (EUR)	267,230
21,908	voestalpine AG (EUR)	591,721
		2,777,143
	Belgium — 3.7%
699	Ackermans & van Haaren N.V. (EUR)	120,898
13,304	Colruyt Group N.V. (EUR)	635,173
1,656	D’ieteren Group (EUR)	351,329
4,881	Groupe Bruxelles Lambert N.V. (EUR)	348,400
3,310	KBC Group N.V. (EUR)	233,605
986	UCB S.A. (EUR)	146,461
11,394	Umicore S.A. (EUR)	171,200
		2,007,066
	Finland — 3.9%
8,832	Cargotec Oyj, Class B (EUR)	708,925
6,585	Kesko Oyj, Class B (EUR)	115,586
11,834	Konecranes Oyj (EUR)	671,068
9,071	Neste Oyj (EUR)	161,505
4,674	Valmet Oyj (EUR)	133,600
16,172	Wartsila Oyj Abp (EUR)	311,749
		2,102,433
	France — 18.3%
10,517	Accor S.A. (EUR)	431,380
2,328	Arkema S.A. (EUR)	202,321
3,278	AXA S.A. (EUR)	107,318
3,461	BNP Paribas S.A. (EUR)	220,652
9,040	Bouygues S.A. (EUR)	290,151
28,703	Carrefour S.A. (EUR)	405,761
1,578	Cie de Saint-Gobain S.A. (EUR)	122,725
9,614	Cie Generale des Etablissements Michelin S.C.A. (EUR)	371,793
24,746	Credit Agricole S.A. (EUR)	337,632
2,169	Eiffage S.A. (EUR)	199,211
16,225	Elis S.A. (EUR)	351,346
7,004	Eurazeo SE (EUR)	557,695
825	Gaztransport Et Technigaz S.A. (EUR)	107,703
101	Hermes International S.C.A. (EUR)	231,475
1,033	Ipsen S.A. (EUR)	126,670
1,167	Nexans S.A. (EUR)	128,604
41,852	Orange S.A. (EUR)	419,260
3,384	Publicis Groupe S.A. (EUR)	360,163
Shares	Description	Value

	France (Continued)
12,169	Renault S.A. (EUR)	$623,470
18,211	Rexel S.A. (EUR)	471,194
2,170	Safran S.A. (EUR)	458,750
543	Schneider Electric SE (EUR)	130,436
10,666	SCOR SE (EUR)	270,263
18,368	Societe Generale S.A. (EUR)	431,193
1,425	Sodexo S.A. (EUR)	128,193
514	Sopra Steria Group (EUR)	99,690
9,816	SPIE S.A. (EUR)	355,111
6,328	Teleperformance SE (EUR)	666,448
723	Thales S.A. (EUR)	115,758
8,968	TotalEnergies SE (EUR)	598,635
26,502	Vallourec SACA (EUR) (e)	415,659
3,155	Verallia S.A. (EUR) (c) (d)	114,475
		9,851,135
	Germany — 21.4%
412	Allianz SE (EUR)	114,500
5,323	Bayerische Motoren Werke AG (EUR)	503,825
35,803	Commerzbank AG (EUR)	543,899
6,818	Continental AG (EUR)	386,262
5,528	CTS Eventim AG & Co. KGaA (EUR)	461,185
12,138	Daimler Truck Holding AG (EUR)	483,180
39,062	Deutsche Bank AG (EUR)	623,653
78,246	Deutsche Lufthansa AG (EUR)	478,484
5,709	Deutsche Post AG (EUR)	231,050
20,254	Deutsche Telekom AG (EUR)	509,305
6,999	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	361,287
9,585	Fresenius Medical Care AG (EUR)	367,079
4,469	Heidelberg Materials AG (EUR)	463,388
5,245	Hensoldt AG (EUR)	192,892
2,118	HOCHTIEF AG (EUR)	240,891
2,090	HUGO BOSS AG (EUR)	93,493
3,616	Infineon Technologies AG (EUR)	132,848
9,349	KION Group AG (EUR)	391,381
1,627	Knorr-Bremse AG (EUR)	124,236
1,859	Krones AG (EUR)	233,333
7,722	Mercedes-Benz Group AG (EUR)	533,986
256	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	128,034
1,241	Nemetschek SE (EUR)	122,073
11,599	Porsche Automobil Holding SE (Preference Shares) (EUR)	524,331
877	Rheinmetall AG (EUR)	446,789
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
14,490	RWE AG (EUR)	$495,802
1,265	SAP SE (EUR)	256,753
72,924	Schaeffler AG (Preference Shares) (EUR)	419,777
6,694	Siemens Energy AG (EUR) (e)	174,277
1,238	Sixt SE (EUR)	87,837
3,101	Talanx AG (EUR)	247,582
21,853	United Internet AG (EUR)	470,878
4,628	Volkswagen AG (Preference Shares) (EUR)	522,400
1,086	Wacker Chemie AG (EUR)	118,399
		11,485,089
	Greece — 5.4%
209,708	Alpha Services and Holdings S.A. (EUR) (e)	342,158
191,828	Eurobank Ergasias Services and Holdings S.A. (EUR) (e)	415,191
25,006	Hellenic Telecommunications Organization S.A. (EUR)	359,926
9,558	Metlen Energy & Metals S.A. (EUR)	356,832
62,821	National Bank of Greece S.A. (EUR) (e)	523,693
146,985	Piraeus Financial Holdings S.A. (EUR) (e)	536,151
29,396	Public Power Corp. S.A. (EUR) (e)	353,854
		2,887,805
	Ireland — 1.9%
48,438	AIB Group PLC (EUR)	256,053
24,106	Bank of Ireland Group PLC (EUR)	252,174
6,228	Glanbia PLC (EUR)	121,392
3,254	Ryanair Holdings PLC, ADR	378,896
		1,008,515
	Italy — 15.9%
136,165	A2A S.p.A. (EUR)	271,163
9,713	Assicurazioni Generali S.p.A. (EUR)	242,266
135,645	Banca Monte dei Paschi di Siena S.p.A. (EUR)	637,005
92,373	Banco BPM S.p.A. (EUR)	594,946
130,067	BPER Banca S.p.A. (EUR)	657,613
2,146	Brunello Cucinelli S.p.A. (EUR)	214,887
15,653	Buzzi S.p.A. (EUR)	629,976
31,106	Eni S.p.A. (EUR)	478,175
34,878	Hera S.p.A. (EUR)	119,304
135,519	Intesa Sanpaolo S.p.A. (EUR)	503,761
42,207	Italgas S.p.A. (EUR)	208,018
24,466	Leonardo S.p.A. (EUR)	568,057
Shares	Description	Value

	Italy (Continued)
16,505	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	$241,985
1,651	Moncler S.p.A. (EUR)	100,890
80,290	Pirelli & C S.p.A. (EUR) (c) (d)	478,086
2,352	Prysmian S.p.A. (EUR)	145,641
1,733	Reply S.p.A. (EUR)	255,751
251,864	Saipem S.p.A. (EUR) (e)	645,203
1,518,571	Telecom Italia S.p.A. (EUR) (e) (f)	363,481
16,197	UniCredit S.p.A. (EUR)	600,265
58,690	Unipol Gruppo S.p.A. (EUR)	583,286
		8,539,759
	Luxembourg — 1.3%
8,960	ArcelorMittal S.A. (EUR)	205,061
31,103	Tenaris S.A. (EUR)	477,995
		683,056
	Multi-National — 0.2%
1,526	Unibail-Rodamco-Westfield (EUR) (e)	120,152
	Netherlands — 10.4%
2,557	Aalberts N.V. (EUR)	103,841
21,569	ABN AMRO Bank N.V. (EUR) (c) (d)	354,575
2,015	Airbus SE (EUR)	276,781
8,033	Arcadis N.V. (EUR)	508,864
410	ASM International N.V. (EUR)	312,544
386	ASML Holding N.V. (EUR)	398,588
7,521	ASR Nederland N.V. (EUR)	358,511
28,801	Brembo N.V. (EUR)	316,279
14,954	ING Groep N.V. (EUR)	255,631
41,281	Iveco Group N.V. (EUR)	462,878
8,217	Koninklijke Ahold Delhaize N.V. (EUR)	242,792
12,760	Koninklijke Vopak N.V. (EUR)	529,668
13,304	NN Group N.V. (EUR)	619,072
11,755	Prosus N.V. (EUR)	418,711
11,418	STMicroelectronics N.V. (EUR)	450,789
		5,609,524
	Portugal — 2.0%
1,093,504	Banco Comercial Portugues S.A., Class R (EUR)	394,188
63,132	EDP - Energias de Portugal S.A. (EUR)	236,572
22,319	Galp Energia SGPS S.A. (EUR)	471,358
		1,102,118
	Spain — 9.4%
3,024	Acciona S.A. (EUR) (f)	357,213
621	Aena SME S.A. (EUR) (c) (d)	125,031
51,610	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	516,901
391,562	Banco de Sabadell S.A. (EUR)	755,028
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
100,798	Banco Santander S.A. (EUR)	$467,476
50,400	Bankinter S.A. (EUR)	411,620
76,077	CaixaBank S.A. (EUR)	402,729
4,882	Industria de Diseno Textil S.A. (EUR)	242,388
4,233	Laboratorios Farmaceuticos Rovi S.A. (EUR)	396,893
243,261	Mapfre S.A. (EUR)	561,161
14,416	Redeia Corp. S.A. (EUR) (f)	251,962
36,892	Repsol S.A. (EUR)	582,173
		5,070,575
	Total Common Stocks	53,244,370
	(Cost $52,254,514)
MONEY MARKET FUNDS — 0.8%
414,049	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	414,049
	(Cost $414,049)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$271,507	Mizuho Financial Group, Inc., 5.32% (g), dated 06/28/24, due 07/01/24, with a maturity value of $271,627. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $276,937. (h)	271,507
	(Cost $271,507)

	Total Investments — 100.3%	53,929,926
	(Cost $52,940,070)
	Net Other Assets and Liabilities — (0.3)%	(136,023)
	Net Assets — 100.0%	$53,793,903

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $235,630 and the total value of the collateral held by the Fund is $271,507.

(g)	Rate shown reflects yield as of June 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	98.0%
USD	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 53,244,370	$ 53,244,370	$ —	$ —
Money Market Funds	414,049	414,049	—	—
Repurchase Agreements	271,507	—	271,507	—
Total Investments	$53,929,926	$53,658,419	$271,507	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$235,630
Non-cash Collateral(2)	(235,630)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$271,507
Non-cash Collateral(4)	(271,507)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
ASSETS:
Investments, at value	$14,099,602	$205,499,324	$21,158,644
Cash	—	166,439	—
Foreign currency, at value	—	248,011	51,679
Receivables:
Dividends	27,856	594,138	436,345
Investment securities sold	1,479	—	—
Securities lending income	249	1,912	—
Capital shares sold	—	—	17,927
Reclaims	—	1,461,649	—
Other receivables	—	—	—
Total Assets	14,129,186	207,971,473	21,664,595

LIABILITIES:
Due to custodian	—	—	503,164
Due to custodian foreign currency	472	—	—
Payables:
Collateral for securities on loan	21,150	1,583,593	—
Investment advisory fees	9,136	140,871	34,251
Deferred foreign capital gains tax	—	—	—
Total Liabilities	30,758	1,724,464	537,415
NET ASSETS	$14,098,428	$206,247,009	$21,127,180

NET ASSETS consist of:
Paid-in capital	$28,850,615	$442,281,387	$65,003,026
Par value	5,000	56,000	12,000
Accumulated distributable earnings (loss)	(14,757,187)	(236,090,378)	(43,887,846)
NET ASSETS	$14,098,428	$206,247,009	$21,127,180
NET ASSET VALUE, per share	$28.20	$36.83	$17.61
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	5,600,002	1,200,002
Investments, at cost	$12,086,906	$189,232,930	$20,597,571
Foreign currency, at cost (proceeds)	$(472)	$246,479	$51,092
Securities on loan, at value	$19,974	$1,460,340	$—
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$5,708,620	$5,188,507	$192,868,981	$413,935,536	$444,861,294	$9,187,315
—	—	—	—	—	—
851	5,944	229,959	230,053	382,589	23

52,680	101,244	307,379	652,946	4,062,735	12,828
—	2,146	—	60,922	65,226	—
—	305	918	3,045	1,954	—
—	—	—	—	—	—
—	—	216	838,294	351,013	31,777
—	—	—	—	—	—
5,762,151	5,298,146	193,407,453	415,720,796	449,724,811	9,231,943

2,726	35,921	—	295,925	761,573	—
—	—	—	—	—	—

—	194,832	3,589,955	5,863,000	856,415	—
3,872	4,354	130,441	272,978	295,607	6,361
—	—	—	—	1,611,257	—
6,598	235,107	3,720,396	6,431,903	3,524,852	6,361
$5,755,553	$5,063,039	$189,687,057	$409,288,893	$446,199,959	$9,225,582

$34,684,661	$14,834,875	$232,128,966	$704,134,259	$622,013,782	$42,242,176
5,500	2,500	37,000	74,364	186,500	2,500
(28,934,608)	(9,774,336)	(42,478,909)	(294,919,730)	(176,000,323)	(33,019,094)
$5,755,553	$5,063,039	$189,687,057	$409,288,893	$446,199,959	$9,225,582
$10.46	$20.25	$51.27	$55.04	$23.92	$36.90
550,002	250,002	3,700,002	7,436,412	18,650,002	250,002
$5,192,853	$5,103,880	$177,911,307	$366,430,163	$403,891,202	$10,089,911
$851	$5,944	$229,959	$230,065	$382,432	$23
$—	$180,039	$3,408,132	$5,546,108	$785,504	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2024 (Unaudited)

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
ASSETS:
Investments, at value	$66,154,423	$249,125,416	$82,194,473
Cash	—	—	—
Foreign currency, at value	59,411	10,715,427	—
Receivables:
Dividends	467,001	475,738	401
Investment securities sold	—	—	—
Securities lending income	—	—	—
Capital shares sold	—	—	—
Reclaims	20,570	—	1,361,630
Other receivables	—	4,163	—
Total Assets	66,701,405	260,320,744	83,556,504

LIABILITIES:
Due to custodian	—	10,612,966	—
Due to custodian foreign currency	—	—	—
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	43,657	154,867	57,380
Deferred foreign capital gains tax	—	6,478,267	—
Total Liabilities	43,657	17,246,100	57,380
NET ASSETS	$66,657,748	$243,074,644	$83,499,124

NET ASSETS consist of:
Paid-in capital	$117,635,982	$196,442,934	$104,114,882
Par value	17,500	40,500	13,000
Accumulated distributable earnings (loss)	(50,995,734)	46,591,210	(20,628,758)
NET ASSETS	$66,657,748	$243,074,644	$83,499,124
NET ASSET VALUE, per share	$38.09	$60.02	$64.23
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,750,002	4,050,002	1,300,002
Investments, at cost	$62,686,747	$193,571,938	$75,433,421
Foreign currency, at cost (proceeds)	$59,435	$10,715,409	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$8,338,437	$337,864,884	$53,929,926
—	—	17,193
12,614	710,057	—

11,599	1,827,896	16,629
3,599	169,850	—
210	17,584	192
—	—	—
5,807	23,005	116,038
—	—	—
8,372,266	340,613,276	54,079,978

9,721	396,902	—
—	—	49

107,273	10,815,504	271,507
5,519	216,581	14,519
—	344,138	—
122,513	11,773,125	286,075
$8,249,753	$328,840,151	$53,793,903

$12,958,996	$352,881,333	$74,925,161
2,000	81,000	13,000
(4,711,243)	(24,122,182)	(21,144,258)
$8,249,753	$328,840,151	$53,793,903
$41.25	$40.60	$41.38
200,002	8,100,002	1,300,002
$7,876,493	$311,215,508	$52,940,070
$12,614	$719,193	$(49)
$95,591	$10,143,157	$235,630
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
INVESTMENT INCOME:
Dividends	$322,804	$7,171,694	$1,506,305
Securities lending income (net of fees)	1,309	32,952	—
Foreign withholding tax	(13,438)	(745,878)	(121,485)
Total investment income	310,675	6,458,768	1,384,820

EXPENSES:
Investment advisory fees	58,253	849,356	255,303
Total expenses	58,253	849,356	255,303
NET INVESTMENT INCOME (LOSS)	252,422	5,609,412	1,129,517

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,316	6,308,825	4,066,750
In-kind redemptions	197,323	3,140,254	1,034,521
Foreign currency transactions	(22,128)	(23,648)	(257,672)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	187,511	9,425,431	4,843,599
Net change in unrealized appreciation (depreciation) on:
Investments	82,307	(5,421,279)	(14,264,738)
Foreign currency translation	(287)	(61,681)	(32,200)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	82,020	(5,482,960)	(14,296,938)
NET REALIZED AND UNREALIZED GAIN (LOSS)	269,531	3,942,471	(9,453,339)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$521,953	$9,551,883	$(8,323,822)
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$136,603	$197,499	$2,711,735	$10,058,801	$12,776,810	$336,478
—	5,532	30,052	45,924	11,246	—
(147)	(16,220)	(275,646)	(1,117,907)	(1,152,146)	(47,730)
136,456	186,811	2,466,141	8,986,818	11,635,910	288,748

25,417	27,048	791,885	1,630,351	1,714,364	47,412
25,417	27,048	791,885	1,630,351	1,714,364	47,412
111,039	159,763	1,674,256	7,356,467	9,921,546	241,336

154,346	(795,468)	2,400,036	15,888,954	11,270,621	(747,402)
—	423,110	1,265,651	2,596,845	555,549	418,335
(1,864)	840	(107,017)	(190,973)	(1,273,862)	(802)
—	—	—	—	(1,064,876)	—
152,482	(371,518)	3,558,670	18,294,826	9,487,432	(329,869)

(1,131,015)	967,967	(945,511)	494,380	18,932,960	(130,684)
(6,348)	6	(9,588)	(35,734)	(68,056)	(166)
—	—	—	—	(725,015)	—
(1,137,363)	967,973	(955,099)	458,646	18,139,889	(130,850)
(984,881)	596,455	2,603,571	18,753,472	27,627,321	(460,719)
$(873,842)	$756,218	$4,277,827	$26,109,939	$37,548,867	$(219,383)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
INVESTMENT INCOME:
Dividends	$1,343,070	$1,270,015	$2,338,721
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(5,619)	(295,258)	(275,247)
Total investment income	1,337,451	974,757	2,063,474

EXPENSES:
Investment advisory fees	228,875	736,781	339,667
Total expenses	228,875	736,781	339,667
NET INVESTMENT INCOME (LOSS)	1,108,576	237,976	1,723,807

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(377,785)	(189,578)	(312,643)
In-kind redemptions	290,237	—	575,008
Foreign currency transactions	(6,682)	(224,798)	39
Foreign capital gains tax	—	(731,964)	—
Net realized gain (loss)	(94,230)	(1,146,340)	262,404
Net change in unrealized appreciation (depreciation) on:
Investments	4,213,067	23,685,390	(1,498,623)
Foreign currency translation	(4,126)	752	(63,903)
Deferred foreign capital gains tax	—	(2,553,534)	—
Net change in unrealized appreciation (depreciation)	4,208,941	21,132,608	(1,562,526)
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,114,711	19,986,268	(1,300,122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,223,287	$20,224,244	$423,685
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$179,252	$8,172,312	$581,103
2,090	126,140	1,764
(22,521)	(738,177)	(99,934)
158,821	7,560,275	482,933

32,905	1,301,665	73,107
32,905	1,301,665	73,107
125,916	6,258,610	409,826

264,396	4,375,133	248,607
—	1,628,690	402,560
(6,531)	(674,341)	(3,501)
—	—	—
257,865	5,329,482	647,666

(122,996)	14,728,267	(478,043)
(695)	(45,174)	(1,877)
—	(344,138)	—
(123,691)	14,338,955	(479,920)
134,174	19,668,437	167,746
$260,090	$25,927,047	$577,572
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$252,422	$512,193	$5,609,412	$8,146,193
Net realized gain (loss)	187,511	(944,121)	9,425,431	5,779,904
Net change in unrealized appreciation (depreciation)	82,020	1,895,957	(5,482,960)	20,939,387
Net increase (decrease) in net assets resulting from operations	521,953	1,464,029	9,551,883	34,865,484

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(220,001)	(516,113)	(6,763,947)	(8,532,327)
Return of capital	—	(19,099)	—	—
Total distributions to shareholders	(220,001)	(535,212)	(6,763,947)	(8,532,327)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	5,403,480	—	26,660,142
Cost of shares redeemed	(4,046,995)	—	(19,852,540)	(83,848,195)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,046,995)	5,403,480	(19,852,540)	(57,188,053)
Total increase (decrease) in net assets	(3,745,043)	6,332,297	(17,064,604)	(30,854,896)

NET ASSETS:
Beginning of period	17,843,471	11,511,174	223,311,613	254,166,509
End of period	$14,098,428	$17,843,471	$206,247,009	$223,311,613

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	450,002	6,150,002	7,850,002
Shares sold	—	200,000	—	750,000
Shares redeemed	(150,000)	—	(550,000)	(2,450,000)
Shares outstanding, end of period	500,002	650,002	5,600,002	6,150,002
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023

$1,129,517	$4,012,052	$111,039	$372,036	$159,763	$465,662
4,843,599	(2,864,942)	152,482	(1,950,591)	(371,518)	(2,272,567)
(14,296,938)	18,210,319	(1,137,363)	2,174,571	967,973	771,351
(8,323,822)	19,357,429	(873,842)	596,016	756,218	(1,035,554)

(1,057,561)	(3,928,252)	(86,900)	(455,537)	(128,636)	(467,047)
—	—	—	(180,835)	—	—
(1,057,561)	(3,928,252)	(86,900)	(636,372)	(128,636)	(467,047)

—	22,316,724	—	—	1,078,802	2,252,346
(44,232,385)	(33,363,361)	—	(56,620,629)	(3,141,805)	(1,811,194)
(44,232,385)	(11,046,637)	—	(56,620,629)	(2,063,003)	441,152
(53,613,768)	4,382,540	(960,742)	(56,660,985)	(1,435,421)	(1,061,449)

74,740,948	70,358,408	6,716,295	63,377,280	6,498,460	7,559,909
$21,127,180	$74,740,948	$5,755,553	$6,716,295	$5,063,039	$6,498,460

3,600,002	4,200,002	550,002	6,000,002	350,002	350,002
—	1,200,000	—	—	50,000	100,000
(2,400,000)	(1,800,000)	—	(5,450,000)	(150,000)	(100,000)
1,200,002	3,600,002	550,002	550,002	250,002	350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$1,674,256	$3,204,509	$7,356,467	$13,977,058
Net realized gain (loss)	3,558,670	7,552,392	18,294,826	10,645,391
Net change in unrealized appreciation (depreciation)	(955,099)	16,487,023	458,646	31,647,894
Net increase (decrease) in net assets resulting from operations	4,277,827	27,243,924	26,109,939	56,270,343

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,503,981)	(5,835,068)	(7,938,370)	(20,076,546)
Return of capital	—	—	—	—
Total distributions to shareholders	(2,503,981)	(5,835,068)	(7,938,370)	(20,076,546)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,100,930	165,432,676	—	59,204,850
Cost of shares redeemed	(7,725,602)	(85,072,016)	(18,521,342)	(105,093,394)
Net increase (decrease) in net assets resulting from shareholder transactions	375,328	80,360,660	(18,521,342)	(45,888,544)
Total increase (decrease) in net assets	2,149,174	101,769,516	(349,773)	(9,694,747)

NET ASSETS:
Beginning of period	187,537,883	85,768,367	409,638,666	419,333,413
End of period	$189,687,057	$187,537,883	$409,288,893	$409,638,666

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,700,002	2,000,002	7,786,412	8,686,412
Shares sold	150,000	3,450,000	—	1,150,000
Shares redeemed	(150,000)	(1,750,000)	(350,000)	(2,050,000)
Shares outstanding, end of period	3,700,002	3,700,002	7,436,412	7,786,412
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023

$9,921,546	$22,515,691	$241,336	$349,082	$1,108,576	$703,194
9,487,432	(10,245,798)	(329,869)	(1,230,659)	(94,230)	(2,880,655)
18,139,889	29,527,424	(130,850)	2,609,516	4,208,941	6,484,001
37,548,867	41,797,317	(219,383)	1,727,939	5,223,287	4,306,540

(6,237,931)	(21,978,577)	(200,001)	(543,057)	(1,108,451)	(862,727)
—	—	—	—	—	—
(6,237,931)	(21,978,577)	(200,001)	(543,057)	(1,108,451)	(862,727)

7,080,584	74,069,271	—	5,946,386	44,207,141	1,761,195
(8,746,522)	(49,710,908)	(5,879,457)	(5,750,427)	(1,876,839)	(16,720,627)
(1,665,938)	24,358,363	(5,879,457)	195,959	42,330,302	(14,959,432)
29,644,998	44,177,103	(6,298,841)	1,380,841	46,445,138	(11,515,619)

416,554,961	372,377,858	15,524,423	14,143,582	20,212,610	31,728,229
$446,199,959	$416,554,961	$9,225,582	$15,524,423	$66,657,748	$20,212,610

18,750,002	17,650,002	400,002	400,002	550,002	1,000,002
300,000	3,450,000	—	150,000	1,250,000	50,000
(400,000)	(2,350,000)	(150,000)	(150,000)	(50,000)	(500,000)
18,650,002	18,750,002	250,002	400,002	1,750,002	550,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$237,976	$690,058	$1,723,807	$2,332,620
Net realized gain (loss)	(1,146,340)	(673,877)	262,404	7,450,488
Net change in unrealized appreciation (depreciation)	21,132,608	24,150,448	(1,562,526)	8,273,004
Net increase (decrease) in net assets resulting from operations	20,224,244	24,166,629	423,685	18,056,112

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(510,835)	(157,225)	(1,300,002)	(2,860,673)
Return of capital	—	—	—	—
Total distributions to shareholders	(510,835)	(157,225)	(1,300,002)	(2,860,673)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	101,683,482	47,463,718	3,212,070	18,552,573
Cost of shares redeemed	—	(23,794,172)	(3,277,716)	(47,266,218)
Net increase (decrease) in net assets resulting from shareholder transactions	101,683,482	23,669,546	(65,646)	(28,713,645)
Total increase (decrease) in net assets	121,396,891	47,678,950	(941,963)	(13,518,206)

NET ASSETS:
Beginning of period	121,677,753	73,998,803	84,441,087	97,959,293
End of period	$243,074,644	$121,677,753	$83,499,124	$84,441,087

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,250,002	1,700,002	1,300,002	1,800,002
Shares sold	1,800,000	1,050,000	50,000	300,000
Shares redeemed	—	(500,000)	(50,000)	(800,000)
Shares outstanding, end of period	4,050,002	2,250,002	1,300,002	1,300,002
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023

$125,916	$234,016	$6,258,610	$13,596,442	$409,826	$495,477
257,865	225,574	5,329,482	(6,963,527)	647,666	(568,287)
(123,691)	370,433	14,338,955	2,782,578	(479,920)	2,600,263
260,090	830,023	25,927,047	9,415,493	577,572	2,527,453

(140,601)	(234,822)	(5,809,132)	(15,107,384)	(384,410)	(540,138)
—	—	—	—	—	—
(140,601)	(234,822)	(5,809,132)	(15,107,384)	(384,410)	(540,138)

—	—	—	197,427,124	37,467,522	—
—	—	(17,618,785)	(32,147,112)	(2,073,362)	—
—	—	(17,618,785)	165,280,012	35,394,160	—
119,489	595,201	2,499,130	159,588,121	35,587,322	1,987,315

8,130,264	7,535,063	326,341,021	166,752,900	18,206,581	16,219,266
$8,249,753	$8,130,264	$328,840,151	$326,341,021	$53,793,903	$18,206,581

200,002	200,002	8,550,002	4,300,002	450,002	450,002
—	—	—	5,150,000	900,000	—
—	—	(450,000)	(900,000)	(50,000)	—
200,002	200,002	8,100,002	8,550,002	1,300,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.45	$25.58	$31.57	$32.25	$28.57	$27.65
Income from investment operations:
Net investment income (loss)	0.47 (a)	0.82 (a)	0.97	1.28	0.58	0.63
Net realized and unrealized gain (loss)	0.72	1.87	(5.88)	(0.37)	3.61	1.40
Total from investment operations	1.19	2.69	(4.91)	0.91	4.19	2.03
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.79)	(1.08)	(1.59)	(0.51)	(1.09)
Return of capital	—	(0.03)	—	—	—	(0.02)
Total distributions	(0.44)	(0.82)	(1.08)	(1.59)	(0.51)	(1.11)
Net asset value, end of period	$28.20	$27.45	$25.58	$31.57	$32.25	$28.57
Total return (b)	4.35%	10.67%	(15.62)%	2.75%	14.89%	7.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,098	$17,843	$11,511	$25,258	$17,736	$19,997
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.47% (c)	3.12%	3.63%	4.03%	2.33%	2.64%
Portfolio turnover rate (d)	35%	90%	82%	102%	103%	101%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.31	$32.38	$43.31	$38.50	$37.64	$31.11
Income from investment operations:
Net investment income (loss)	0.97 (a)	1.10 (a)	0.93	1.05	0.42	0.87
Net realized and unrealized gain (loss)	0.76	4.02	(10.90)	5.26	1.32	6.65
Total from investment operations	1.73	5.12	(9.97)	6.31	1.74	7.52
Distributions paid to shareholders from:
Net investment income	(1.21)	(1.19)	(0.96)	(1.50)	(0.88)	(0.99)
Net asset value, end of period	$36.83	$36.31	$32.38	$43.31	$38.50	$37.64
Total return (b)	4.75%	16.01%	(22.87)%	16.53%	4.95%	24.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$206,247	$223,312	$254,167	$573,909	$442,765	$511,890
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.28% (c)	3.20%	3.23%	2.33%	1.32%	2.49%
Portfolio turnover rate (d)	43%	101%	88%	105%	109%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.76	$16.75	$17.35	$19.43	$22.67	$18.33
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.92 (a)	0.98	0.89	0.52	0.48
Net realized and unrealized gain (loss)	(2.93)	3.96	(0.65)	(2.16)	(3.44)	4.29
Total from investment operations	(2.58)	4.88	0.33	(1.27)	(2.92)	4.77
Distributions paid to shareholders from:
Net investment income	(0.57)	(0.87)	(0.93)	(0.81)	(0.20)	(0.43)
Return of capital	—	—	—	—	(0.12)	—
Total distributions	(0.57)	(0.87)	(0.93)	(0.81)	(0.32)	(0.43)
Net asset value, end of period	$17.61	$20.76	$16.75	$17.35	$19.43	$22.67
Total return (b)	(12.55)%	29.64%	2.17%	(6.66)%	(12.32)%	26.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,127	$74,741	$70,358	$7,805	$13,599	$131,463
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.54% (c)	5.00%	7.82%	4.28%	0.81%	2.02%
Portfolio turnover rate (d)	40%	99%	104%	91%	34%	165%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.21	$10.56	$11.47	$13.39	$17.24	$13.38
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.52 (a)	0.95	0.94	0.09	0.35
Net realized and unrealized gain (loss)	(1.79)	2.18	(0.82)	(2.08)	(3.60)	5.08
Total from investment operations	(1.59)	2.70	0.13	(1.14)	(3.51)	5.43
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.75)	(1.04)	(0.78)	(0.28)	(1.57)
Return of capital	—	(0.30)	—	—	(0.06)	—
Total distributions	(0.16)	(1.05)	(1.04)	(0.78)	(0.34)	(1.57)
Net asset value, end of period	$10.46	$12.21	$10.56	$11.47	$13.39	$17.24
Total return (b)	(13.10)%	27.92%	1.45%	(9.00)%	(19.48)%	41.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,756	$6,716	$63,377	$12,039	$9,373	$116,374
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.49% (c)	4.88%	8.88%	7.36%	0.72%	2.15%
Portfolio turnover rate (d)	30%	55%	95%	225%	154%	90%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.57	$21.60	$27.57	$29.16	$26.87	$23.81
Income from investment operations:
Net investment income (loss)	0.46 (a)	1.10 (a)	1.28	1.22	1.22	1.03
Net realized and unrealized gain (loss)	1.69	(3.07)	(5.97)	(1.47)	2.26	3.03
Total from investment operations	2.15	(1.97)	(4.69)	(0.25)	3.48	4.06
Distributions paid to shareholders from:
Net investment income	(0.47)	(1.06)	(1.28)	(1.34)	(1.19)	(1.00)
Net asset value, end of period	$20.25	$18.57	$21.60	$27.57	$29.16	$26.87
Total return (b)	11.65%	(9.32)%	(17.10)%	(1.18)%	13.58%	17.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,063	$6,498	$7,560	$9,649	$13,121	$9,403
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.73% (c)	5.32%	5.19%	3.66%	5.16%	4.21%
Portfolio turnover rate (d)	52%	113%	117%	166%	83%	111%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$50.69	$42.88	$49.86	$51.42	$51.10	$48.55
Income from investment operations:
Net investment income (loss)	0.44 (a)	1.06 (a)	1.19	0.81	0.49	1.12
Net realized and unrealized gain (loss)	0.81	8.51	(7.23)	(1.16)	0.34	2.84
Total from investment operations	1.25	9.57	(6.04)	(0.35)	0.83	3.96
Distributions paid to shareholders from:
Net investment income	(0.67)	(1.76)	(0.94)	(1.21)	(0.51)	(1.41)
Net asset value, end of period	$51.27	$50.69	$42.88	$49.86	$51.42	$51.10
Total return (b)	2.44%	22.42%	(12.04)%	(0.69)%	1.71%	8.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$189,687	$187,538	$85,768	$34,901	$41,136	$76,647
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.69% (c)	2.21%	2.92%	1.53%	1.13%	1.90%
Portfolio turnover rate (d)	38%	61%	79%	126%	136%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.61	$48.27	$60.64	$56.88	$55.79	$49.24
Income from investment operations:
Net investment income (loss)	0.98 (a)	1.56 (a)	1.67	1.52	0.68	1.19
Net realized and unrealized gain (loss)	2.52	5.07	(12.95)	4.55	1.78	6.91
Total from investment operations	3.50	6.63	(11.28)	6.07	2.46	8.10
Distributions paid to shareholders from:
Net investment income	(1.07)	(2.29)	(1.09)	(2.31)	(1.37)	(1.55)
Net asset value, end of period	$55.04	$52.61	$48.27	$60.64	$56.88	$55.79
Total return (b)	6.65%	13.89%	(18.57)%	10.70%	4.61%	16.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$409,289	$409,639	$419,333	$414,579	$360,418	$691,886
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.61% (c)	3.05%	3.09%	2.42%	1.39%	2.13%
Portfolio turnover rate (d)	44%	109%	95%	111%	117%	107%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.22	$21.10	$26.24	$25.31	$26.36	$22.80
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.15 (a)	1.34	1.11	0.63	0.88
Net realized and unrealized gain (loss)	1.50	1.07	(5.19)	0.90	(1.00)	3.56
Total from investment operations	2.04	2.22	(3.85)	2.01	(0.37)	4.44
Distributions paid to shareholders from:
Net investment income	(0.34)	(1.10)	(1.29)	(1.08)	(0.68)	(0.88)
Net asset value, end of period	$23.92	$22.22	$21.10	$26.24	$25.31	$26.36
Total return (b)	9.19%	10.87%	(14.33)%	7.90%	(0.92)%	19.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$446,200	$416,555	$372,378	$436,915	$441,711	$644,615
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.63% (c)	5.40%	5.90%	4.03%	2.53%	3.61%
Portfolio turnover rate (d)	44%	105%	106%	119%	111%	122%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.81	$35.36	$53.78	$51.56	$44.39	$37.57
Income from investment operations:
Net investment income (loss)	0.79 (a)	0.74 (a)	1.77	0.91	0.68	1.02
Net realized and unrealized gain (loss)	(1.90)	3.81	(18.27)	2.08	7.17	6.82
Total from investment operations	(1.11)	4.55	(16.50)	2.99	7.85	7.84
Distributions paid to shareholders from:
Net investment income	(0.80)	(1.10)	(1.92)	(0.77)	(0.68)	(1.02)
Net asset value, end of period	$36.90	$38.81	$35.36	$53.78	$51.56	$44.39
Total return (b)	(2.86)%	12.88%	(30.39)%	5.74%	17.90%	21.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,226	$15,524	$14,144	$99,497	$95,381	$144,261
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.07% (c)	1.95%	2.23%	1.67%	1.40%	2.48%
Portfolio turnover rate (d)	54%	82%	152%	80%	106%	99%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.75	$31.73	$43.97	$38.06	$40.99	$32.11
Income from investment operations:
Net investment income (loss)	0.71 (a)	1.05 (a)	1.54	1.29	0.58	1.34
Net realized and unrealized gain (loss)	1.27	5.37	(12.02)	5.93	(2.95)	8.91
Total from investment operations	1.98	6.42	(10.48)	7.22	(2.37)	10.25
Distributions paid to shareholders from:
Net investment income	(0.64)	(1.40)	(1.76)	(1.31)	(0.56)	(1.37)
Net asset value, end of period	$38.09	$36.75	$31.73	$43.97	$38.06	$40.99
Total return (b)	5.40%	20.59%	(23.52)%	19.10%	(5.25)%	32.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$66,658	$20,213	$31,728	$98,943	$19,030	$18,444
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.87% (c)	3.08%	4.29%	3.34%	1.72%	3.58%
Portfolio turnover rate (d)	12%	77%	98%	45%	109%	73%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$54.08	$43.53	$48.23	$38.83	$35.26	$35.35
Income from investment operations:
Net investment income (loss)	0.07 (a)	0.31 (a)	0.22	0.48	0.30	0.26
Net realized and unrealized gain (loss)	6.01	10.31	(2.35)	9.65	3.50	(0.01)
Total from investment operations	6.08	10.62	(2.13)	10.13	3.80	0.25
Distributions paid to shareholders from:
Net investment income	(0.14)	—	(0.05)	(0.73)	(0.23)	(0.27)
Net realized gain	—	(0.07)	(2.52)	—	—	—
Return of capital	—	—	—	—	—	(0.07)
Total distributions	(0.14)	(0.07)	(2.57)	(0.73)	(0.23)	(0.34)
Net asset value, end of period	$60.02	$54.08	$43.53	$48.23	$38.83	$35.26
Total return (b)	11.25%	24.44%	(4.45)%	26.15%	10.66%	0.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$243,075	$121,678	$73,999	$62,703	$3,883	$3,526
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.26% (c)	0.68%	0.68%	0.95%	0.98%	0.74%
Portfolio turnover rate (d)	15%	43%	56%	57%	38%	24%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$64.95	$54.42	$71.39	$60.85	$54.11	$43.89
Income from investment operations:
Net investment income (loss)	1.28 (a)	1.32 (a)	1.98	0.78	0.88	1.07
Net realized and unrealized gain (loss)	(1.00)	10.58	(17.03)	10.92	6.78	10.24
Total from investment operations	0.28	11.90	(15.05)	11.70	7.66	11.31
Distributions paid to shareholders from:
Net investment income	(1.00)	(1.37)	(1.92)	(1.16)	(0.92)	(1.09)
Net asset value, end of period	$64.23	$64.95	$54.42	$71.39	$60.85	$54.11
Total return (b)	0.43%	22.07%	(20.88)%	19.34%	14.50%	25.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$83,499	$84,441	$97,959	$99,943	$97,354	$148,811
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.06% (c)	2.20%	2.30%	1.25%	1.59%	2.24%
Portfolio turnover rate (d)	35%	68%	64%	66%	86%	77%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.65	$37.67	$46.06	$42.72	$39.03	$33.54
Income from investment operations:
Net investment income (loss)	0.63 (a)	1.17 (a)	1.09	0.74	0.46	0.61
Net realized and unrealized gain (loss)	0.67	2.98	(8.09)	3.99	4.09	5.77
Total from investment operations	1.30	4.15	(7.00)	4.73	4.55	6.38
Distributions paid to shareholders from:
Net investment income	(0.70)	(1.17)	(1.39)	(1.39)	(0.86)	(0.89)
Net asset value, end of period	$41.25	$40.65	$37.67	$46.06	$42.72	$39.03
Total return (b)	3.20%	11.13%	(15.00)%	11.09%	12.18%	19.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,250	$8,130	$7,535	$13,817	$8,544	$9,758
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.06% (c)	2.99%	2.88%	1.46%	1.35%	1.66%
Portfolio turnover rate (d)	55%	124%	109%	116%	127%	119%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.17	$38.78	$40.29	$41.24	$39.28	$32.44
Income from investment operations:
Net investment income (loss)	0.75 (a)	1.72 (a)	1.86	1.57	0.74	1.11
Net realized and unrealized gain (loss)	2.39	(0.54)	(1.60)	(0.01)	2.41	7.46
Total from investment operations	3.14	1.18	0.26	1.56	3.15	8.57
Distributions paid to shareholders from:
Net investment income	(0.71)	(1.79)	(1.77)	(2.51)	(1.19)	(1.73)
Net asset value, end of period	$40.60	$38.17	$38.78	$40.29	$41.24	$39.28
Total return (b)	8.25%	3.21%	1.36%	3.68%	8.73%	26.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$328,840	$326,341	$166,753	$143,030	$152,581	$163,004
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.85% (c)	4.59%	4.60%	3.65%	2.38%	2.88%
Portfolio turnover rate (d)	48%	124%	117%	127%	123%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.46	$36.04	$46.36	$42.10	$40.88	$34.43
Income from investment operations:
Net investment income (loss)	0.92 (a)	1.10 (a)	0.85	1.10	0.50	0.73
Net realized and unrealized gain (loss)	0.30	4.52	(10.05)	4.32	1.34	6.51
Total from investment operations	1.22	5.62	(9.20)	5.42	1.84	7.24
Distributions paid to shareholders from:
Net investment income	(0.30)	(1.20)	(1.12)	(1.16)	(0.62)	(0.79)
Net asset value, end of period	$41.38	$40.46	$36.04	$46.36	$42.10	$40.88
Total return (b)	3.00%	15.71%	(19.65)%	12.90%	4.69%	21.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,794	$18,207	$16,219	$81,135	$27,363	$53,145
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.48% (c)	2.84%	2.09%	2.27%	1.26%	1.96%
Portfolio turnover rate (d)	29%	90%	56%	59%	93%	87%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fifteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (ticker “FBZ”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® EuropeTM Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin AmericaTM Index
First Trust Brazil AlphaDEX® Fund	Nasdaq AlphaDEX® BrazilTM Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® ChinaTM Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® JapanTM Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging MarketsTM Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® GermanyTM Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United KingdomTM Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal WeightTM Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® SwitzerlandTM Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® EurozoneTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
(“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, FPA, FEP, FCA, FJP, FDT, FEM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2024, FPA, FEP, FCA, FJP, FDT, FEM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2024, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$516,113	$—	$19,099
First Trust Europe AlphaDEX® Fund	8,532,327	—	—
First Trust Latin America AlphaDEX® Fund	3,928,252	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Brazil AlphaDEX® Fund	$455,537	$—	$180,835
First Trust China AlphaDEX® Fund	467,047	—	—
First Trust Japan AlphaDEX® Fund	5,835,068	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	20,076,546	—	—
First Trust Emerging Markets AlphaDEX® Fund	21,978,577	—	—
First Trust Germany AlphaDEX® Fund	543,057	—	—
First Trust United Kingdom AlphaDEX® Fund	862,727	—	—
First Trust India NIFTY 50 Equal Weight ETF	157,225	—	—
First Trust Switzerland AlphaDEX® Fund	2,860,673	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	234,822	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	15,107,384	—	—
First Trust Eurozone AlphaDEX® ETF	540,138	—	—
As of December 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$—	$(16,863,429)	$1,804,290
First Trust Europe AlphaDEX® Fund	1,402,523	(260,144,381)	19,863,544
First Trust Latin America AlphaDEX® Fund	456,217	(48,286,452)	13,323,772
First Trust Brazil AlphaDEX® Fund	—	(29,308,041)	1,334,175
First Trust China AlphaDEX® Fund	—	(9,495,981)	(905,937)
First Trust Japan AlphaDEX® Fund	1,120,047	(56,294,208)	10,921,406
First Trust Developed Markets ex-US AlphaDEX® Fund	995,729	(354,374,033)	40,287,005
First Trust Emerging Markets AlphaDEX® Fund	673,457	(224,835,711)	16,850,995
First Trust Germany AlphaDEX® Fund	—	(31,424,892)	(1,174,818)
First Trust United Kingdom AlphaDEX® Fund	109,010	(54,194,063)	(1,025,517)
First Trust India NIFTY 50 Equal Weight ETF	509,287	—	26,368,514
First Trust Switzerland AlphaDEX® Fund	—	(27,605,261)	7,852,820
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	28,140	(5,374,516)	515,644
First Trust Emerging Markets Small Cap AlphaDEX® Fund	1,050,542	(51,101,334)	5,810,695
First Trust Eurozone AlphaDEX® ETF	—	(22,774,871)	1,437,451
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$16,863,429
First Trust Europe AlphaDEX® Fund	260,144,381
First Trust Latin America AlphaDEX® Fund	48,286,452
First Trust Brazil AlphaDEX® Fund	29,308,041
First Trust China AlphaDEX® Fund	9,495,981
First Trust Japan AlphaDEX® Fund	56,294,208

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Developed Markets ex-US AlphaDEX® Fund*	$354,374,033
First Trust Emerging Markets AlphaDEX® Fund	224,835,711
First Trust Germany AlphaDEX® Fund	31,424,892
First Trust United Kingdom AlphaDEX® Fund	54,194,063
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	27,605,261
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	5,374,516
First Trust Emerging Markets Small Cap AlphaDEX® Fund	51,101,334
First Trust Eurozone AlphaDEX® ETF	22,774,871

*
$69,084,441 of First Trust Developed Markets ex-US AlphaDEX® Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of
$96,428 per year.

During the taxable year ended December 31, 2023, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Switzerland AlphaDEX® Fund	$2,337,461
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	170,960
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2023, the Funds had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$12,086,906	$2,489,059	$(476,363)	$2,012,696
First Trust Europe AlphaDEX® Fund	189,232,930	26,450,222	(10,183,828)	16,266,394
First Trust Latin America AlphaDEX® Fund	20,597,571	2,127,595	(1,566,522)	561,073
First Trust Brazil AlphaDEX® Fund	5,192,853	979,575	(463,808)	515,767
First Trust China AlphaDEX® Fund	5,103,880	593,514	(508,887)	84,627
First Trust Japan AlphaDEX® Fund	177,911,307	25,739,859	(10,782,185)	14,957,674
First Trust Developed Markets ex-US AlphaDEX® Fund	366,430,163	63,386,969	(15,881,596)	47,505,373
First Trust Emerging Markets AlphaDEX® Fund	403,891,202	80,287,756	(39,317,664)	40,970,092
First Trust Germany AlphaDEX® Fund	10,089,911	883,748	(1,786,344)	(902,596)
First Trust United Kingdom AlphaDEX® Fund	62,686,747	6,586,992	(3,119,316)	3,467,676
First Trust India NIFTY 50 Equal Weight ETF	193,571,938	55,589,664	(36,186)	55,553,478
First Trust Switzerland AlphaDEX® Fund	75,433,421	10,024,572	(3,263,520)	6,761,052
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	7,876,493	1,073,657	(611,713)	461,944
First Trust Emerging Markets Small Cap AlphaDEX® Fund	311,215,508	55,240,721	(28,591,345)	26,649,376
First Trust Eurozone AlphaDEX® ETF	52,940,070	2,205,264	(1,215,408)	989,856

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. Brown Brothers Harriman & Co. remains custodian for certain assets of FEP, FEM and FKU. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$5,165,429	$7,086,452
First Trust Europe AlphaDEX® Fund	91,218,385	93,103,060
First Trust Latin America AlphaDEX® Fund	23,865,428	52,472,838
First Trust Brazil AlphaDEX® Fund	1,929,006	1,851,305
First Trust China AlphaDEX® Fund	4,265,250	3,443,414
First Trust Japan AlphaDEX® Fund	73,836,248	75,158,063
First Trust Developed Markets ex-US AlphaDEX® Fund	179,251,141	181,590,082
First Trust Emerging Markets AlphaDEX® Fund	189,210,368	187,874,511
First Trust Germany AlphaDEX® Fund	6,349,649	6,383,053
First Trust United Kingdom AlphaDEX® Fund	7,040,820	7,324,449
First Trust India NIFTY 50 Equal Weight ETF	127,760,519	27,567,497
First Trust Switzerland AlphaDEX® Fund	28,929,198	28,885,808
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	4,539,602	4,533,305
First Trust Emerging Markets Small Cap AlphaDEX® Fund	157,296,916	166,026,741
First Trust Eurozone AlphaDEX® ETF	6,508,371	6,499,533
For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$—	$2,050,305
First Trust Europe AlphaDEX® Fund	—	19,592,286
First Trust Latin America AlphaDEX® Fund	—	15,253,147
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	—	2,914,686
First Trust Japan AlphaDEX® Fund	8,071,873	7,652,090
First Trust Developed Markets ex-US AlphaDEX® Fund	—	16,181,778
First Trust Emerging Markets AlphaDEX® Fund	2,608,951	5,224,893
First Trust Germany AlphaDEX® Fund	—	5,876,991
First Trust United Kingdom AlphaDEX® Fund	44,078,886	1,865,128
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	3,171,817	3,223,573
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	9,583,671
First Trust Eurozone AlphaDEX® ETF	37,068,134	2,056,702
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust United Kingdom AlphaDEX® Fund (FKU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range and noted the Advisor’s discussion of FBZ’s correlation at the April 25, 2024 meeting. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FEMS’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® BrazilTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2024 (Unaudited)
50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 6, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 6, 2024

* Print the name and title of each signing officer under his or her signature.